              As filed with the Securities and Exchange Commission
                              on November 30, 2001
                           Registration No. 333-_____

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
--------------------------------------------------------------------------------
                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No. ___             [ ]

                      Post-Effective Amendment No. ___             [_]

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940 [_]

                              Amendment No. ___                    [_]

                        (Check appropriate box or boxes)
                            ------------------------

                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 626-2275
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                                   Suite 5500
                             Washington, D.C. 20006

It is proposed that this filing will become effective on December 30, 2001.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed on June 19, 2001, the notice required by Rule 24f-2 for its fiscal year ended March 31, 2001 (File Nos. 333-89661; 811-9645).

                               Nations Funds Trust
                              Cross-Reference Sheet

PART A
--------
Item No.     Item Caption                  Prospectus Caption
--------     -------------                 -------------------

   1         Beginning of Registration     COVER PAGE OF REGISTRATION STATEMENT;
             Statement and Outside Front   CROSS-REFERENCE SHEET; FRONT COVER
             Cover Page of Prospectus      PAGE OF PROXY STATEMENT/PROSPECTUS

   2         Beginning and Outside Back    TABLE OF CONTENTS
             Cover Page of Prospectus


   3         Fee Table, Synopsis           APPENDIX B--EXPENSE SUMMARIES OF
             Information, and Risk         THE FUNDS AND ACQUIRING FUNDS;
             Factors                       SUMMARY; FEE TABLES; OVERVIEW OF THE
                                           REORGANIZATION AGREEMENTS; FEDERAL
                                           INCOME TAX CONSEQUENCES; PRINCIPAL
                                           RISK FACTORS

   4         Information About the         THE REORGANIZATION; DESCRIPTION OF
             Transaction                   THE REORGANIZATION AGREEMENTS;
                                           REASONS FOR THE REORGANIZATION AND
                                           OTHER CONSIDERATIONS; BOARD
                                           CONSIDERATION; COMPARISON OF
                                           INVESTMENT MANAGEMENT, INVESTMENT
                                           OBJECTIVE AND PRINCIPAL INVESTMENT
                                           STRATEGIES; COMPARISON OF INVESTMENT
                                           POLICIES AND RESTRICTIONS; COMPARISON
                                           OF FORMS OF BUSINESS ORGANIZATION;
                                           COMPARISON OF ADVISORY AND OTHER
                                           SERVICE ARRANGEMENTS AND FEES;
                                           INVESTMENT ADVISORY AND SUB-ADVISORY
                                           SERVICES AND FEES; COMPARISON OF
                                           PURCHASE, REDEMPTION, DISTRIBUTION
                                           AND EXCHANGE POLICIES AND OTHER
                                           SHAREHOLDER TRANSACTIONS AND
                                           SERVICES; MATERIAL FEDERAL INCOME TAX
                                           CONSEQUENCES; CAPITALIZATION

   5         Information About the         INCORPORATION BY REFERENCE TO
             Registrant                    REGISTRANT'S PROSPECTUSES



   6         Information About the Fund    INCORPORATION BY REFERENCE TO NATIONS
             Being Acquired                FUND TRUST'S, NATIONS FUND, INC.'S
                                           AND NATIONS RESERVES'S SHAREHOLDER
                                           REPORTS AND PROSPECTUSES AND
                                           STATEMENTS OF ADDITIONAL INFORMATION.
                                           ALSO SEE, ADDITIONAL INFORMATION
                                           ABOUT THE TRUST, THE COMPANY,
                                           RESERVES AND NATIONS FUNDS TRUST

   7         Voting Information            VOTING MATTERS; GENERAL INFORMATION;
                                           QUORUM; SHAREHOLDER APPROVAL;
                                           PRINCIPAL SHAREHOLDERS; ANNUAL
                                           MEETINGS AND SHAREHOLDER MEETINGS

   8         Interest of Certain Persons   NOT APPLICABLE
             and Experts

   9         Additional Information        NOT APPLICABLE
             Required for Reoffering
             by Persons Deemed to be
             Underwriters


PART B
--------

                                           Statement of Additional
Item No.    Item Caption                   Information Caption
--------    ------------                   --------------------
  10        Cover Page                     COVER PAGE

  11        Table of Contents              TABLE OF CONTENTS

  12        Additional Information         INCORPORATION OF DOCUMENTS BY
            About the Registrant           REFERENCE IN STATEMENT OF
                                           ADDITIONAL INFORMATION

  13        Additional Information         INCORPORATION OF DOCUMENTS BY
            About the Fund Being           REFERENCE IN STATEMENT OF
            Acquired                       ADDITIONAL INFORMATION

  14        Financial Statements           EXHIBITS TO STATEMENT OF ADDITIONAL
                                           INFORMATION


PART C
--------
Item No.
--------
 15-17 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                               NATIONS FUND TRUST
                               NATIONS FUND, INC.
                                NATIONS RESERVES
                            ONE BANK OF AMERICA PLAZA
                             101 SOUTH TRYON STREET
                         CHARLOTTE, NORTH CAROLINA 28255
                            TELEPHONE: (800) 653-9427

                                January 14, 2002

DEAR SHAREHOLDER:

         We are pleased to invite you to special meetings of shareholders of Nations Aggressive Growth Fund, Nations Blue Chip Fund, Nations Capital Growth Fund, Nations Convertible Securities Fund, Nations Equity Income Fund and Nations Strategic Growth Fund (the "Funds"). The meetings will be jointly held at 10:00 a.m., Eastern time, on March 28, 2002, at One Bank of America Plaza, 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina (the "Meetings"). At the Meetings, you will be asked to approve the proposed reorganization (the "Reorganization") of your Fund into an acquiring mutual fund (an "Acquiring Fund") in Nations Funds Trust, another registered investment company within the Nations Funds family.

         If you own shares of Nations Capital Growth Fund, Nations Convertible Securities Fund or Nations Strategic Growth Fund, the investment objective, principal investment strategies and investment risks of your Fund will be substantially identical to those of the corresponding Acquiring Fund. If you own shares of Nations Aggressive Growth Fund, Nations Blue Chip Fund or Nations Equity Income Fund, the investment objective, principal investment strategies and investment risks of your Fund will be similar to those of the corresponding Acquiring Fund. The Reorganization will, however, change the investment approach applied to the Aggressive Growth Fund, Blue Chip Fund and Equity Income Fund. If each Fund's shareholders approve the Reorganization of their Fund, the Reorganization is expected to result in Acquiring Fund total operating expense ratios that are lower than those that currently apply to your Fund.

         The Reorganization will not cause a change to the investment adviser and sub-adviser who currently manage your Fund. In addition, the features and services that are available to you today as a shareholder generally will continue to be available to you as an Acquiring Fund shareholder after the Reorganization.

         THE BOARDS OF TRUSTEES OF NATIONS FUND TRUST AND NATIONS RESERVES AND THE BOARD OF DIRECTORS OF NATIONS FUND, INC. UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION.

         The Reorganization offers several potential benefits. First, management believes that combining like Funds should to lead to various benefits that come from greater asset size, including potential economies of scale by eliminating certain duplicative costs associated with maintaining those Funds as separate series and by spreading remaining costs over a larger, combined asset base. The Reorganization is part of a broader initiative to streamline the operations of the Nations Funds family, which currently consists of several registered investment companies. As part of the broader initiative, management expects to reduce the number of registered investment companies in the Nations Funds family without necessarily impacting investment alternatives. Streamlining the Nations Funds family in this fashion may lead to additional cost savings by reducing accounting, legal and securities registration costs.

         Also, the Acquiring Funds will be part of a Delaware business trust, which generally is viewed as having more flexibility in its operations than a Massachusetts business trust (like Nations Fund Trust or Nations Reserves) or a Maryland corporation (like Nations Fund, Inc.). Finally, each Acquiring Fund will have more flexibility in its investment policies than your current Fund, including policies that would permit it (if not already adopted) to adopt a "master-feeder" structure. A master-feeder structure would allow an Acquiring Fund to access other distribution channels that might not otherwise be available, thereby potentially achieving additional economies of scale and other benefits that come from greater asset size.

         If shareholder approval is obtained and the other conditions to the Reorganization are satisfied, it is anticipated that each Fund will be reorganized into its corresponding Acquiring Fund on or about May 10, 2002, when Fund shares will be exchanged for shares of the same class of shares of the corresponding Acquiring Fund of equal dollar value. The exchange of shares in the Reorganization is expected to be tax-free under federal income tax law.

         The formal Notice of Special Meetings, Combined Proxy Statement/Prospectus and Proxy Ballot(s) are enclosed. The Reorganization and the reasons for the unanimous recommendation of the Boards are discussed in more detail in the enclosed materials, which you should read carefully. If you have any questions, please do not hesitate to contact us at the toll-free number set forth above.

         We look forward to your attendance at the Meetings or to receiving your Proxy Ballot(s) so that your shares may be voted at the Meetings.

                             Sincerely,

                             A. MAX WALKER
                             President and Chairman of the Boards of Nations Fund Trust, Nations Fund, Inc. and Nations Reserves

         YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY SUBMITTING YOUR PROXY BALLOT(S) TODAY, EITHER IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR BY FAX AT (704) 388-2641. YOU MAY ALSO SUBMIT YOUR PROXY BY A TOLL-FREE PHONE CALL OR BY VOTING ON-LINE, AS INDICATED BELOW.

-------------------------------------------------------------------------------------------------------------

Two Quick And Easy Ways To Submit Your Proxy

   As a valued Fund shareholder, your proxy vote is important to us. That's why we've made it faster and easier to submit your proxy at your convenience, 24 hours a day. After reviewing the enclosed Combined
   Proxy Statement/Prospectus ("Proxy/Prospectus") select one of the following quick and easy methods to submit your proxy - accurately and quickly.

   Vote on-line                                     Vote By Toll-Free Phone Call
   1. Read the enclosed Proxy/Prospectus and have   1. Read the enclosed Proxy/Prospectus and have
      your Proxy Ballot(s)* at hand.                your Proxy Ballot(s)* at hand.
   2. Go to Web site www.proxyvote.com              2. Call toll-free 1-800-690-6903.
   3. Enter the 12-digit Control Number found on    3. Enter the 12-digit Control Number found on
      your Proxy Ballot(s).                         your Proxy Ballot(s).
   4. Submit your proxy using the easy-to-follow    4. Submit your proxy using the easy-to-follow
      instructions.                                 instructions.


* Do not mail the Proxy Ballot(s) if submitting your proxy by Internet, fax or telephone.

-------------------------------------------------------------------------------------------------------------

                               NATIONS FUND TRUST
                               NATIONS FUND, INC.
                                NATIONS RESERVES
                            ONE BANK OF AMERICA PLAZA
                             101 SOUTH TRYON STREET
                         CHARLOTTE, NORTH CAROLINA 28255
                            TELEPHONE: (800) 653-9427

                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
                          To Be Held on March 28, 2002

SHAREHOLDERS:

         PLEASE TAKE NOTE THAT a special meeting of shareholders of Nations Aggressive Growth Fund, Nations Blue Chip Fund, Nations Capital Growth Fund, Nations Convertible Securities Fund, Nations Equity Income Fund and Nations Strategic Growth Fund (the "Funds") will be held at 10:00 a.m., Eastern time, on March 28, 2002, at One Bank of America Plaza, 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina, for the purpose of considering and voting upon:

         ITEM 1. A proposed agreement and plan of reorganization dated as of January 1, 2002 that provides for the reorganization of your Fund into a corresponding Acquiring Fund.

         ITEM 2. Such other business as may properly come before the meetings or any adjournment(s).

         Item 1 is described in the attached Combined Proxy
Statement/Prospectus.

         THE BOARDS OF TRUSTEES OF NATIONS FUND TRUST AND NATIONS RESERVES AND THE BOARD OF DIRECTORS OF NATIONS FUND, INC. UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

         Shareholders of record as of the close of business on December 28, 2001 are entitled to notice of, and to vote at, the Meetings or any adjournment(s) thereof.

         SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY BALLOT(S), WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF NATIONS FUND TRUST AND NATIONS RESERVES AND THE BOARD OF DIRECTORS OF NATIONS FUND, INC. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETINGS. SHAREHOLDERS ALSO MAY SUBMIT THEIR PROXIES: 1) BY FAX AT (704) 388-2641; 2) BY TELEPHONE AT (800) 690-6903; OR 3) ON-LINE AT WEBSITE WWW.PROXYVOTE.COM. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO NATIONS FUNDS A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY DATED PROXY OR BY ATTENDING THE MEETINGS AND VOTING IN PERSON.

                             By Order of the Boards,

                             RICHARD H. BLANK, JR.
                             Secretary of Nations Fund Trust, Nations Fund, Inc. and Nations Reserves


January 14, 2002

                       COMBINED PROXY STATEMENT/PROSPECTUS
                             Dated January 14, 2002

                               NATIONS FUND TRUST,
                               NATIONS FUND, INC.
                              NATIONS RESERVES AND
                               NATIONS FUNDS TRUST
                            ONE BANK OF AMERICA PLAZA
                             101 SOUTH TRYON STREET
                         CHARLOTTE, NORTH CAROLINA 28255
                                 (800) 653-9427

         For ease of reading, certain terms or names that are used in this Proxy/Prospectus have been shortened or abbreviated. A list of these terms and their corresponding full names or definitions can be found at the end of this Proxy/Prospectus in Appendix A. A shareholder may find it helpful to review the terms and names in Appendix A before reading the Proxy/Prospectus.

         This Proxy/Prospectus sets forth concisely the information about the proposed Reorganization of the Funds into corresponding Acquiring Funds, and the information about the Acquiring Funds that a shareholder should know before deciding how to vote. It is both a proxy statement for the Meetings and a prospectus offering shares in the Acquiring Funds. However, it is not a prospectus for shareholders of the Convertible Securities Fund, Strategic Growth Fund or Capital Growth Fund because these Funds are proposed to be reorganized into Acquiring Funds that are "shell" funds--that is to say, they have identical investment objectives, principal investment strategies and risks. This Proxy/Prospectus should be retained for future reference.

         Additional information about the Funds and Acquiring Funds is available in their prospectuses, statements of additional information (or SAIs) and annual and semi-annual reports to shareholders. The information contained in the prospectuses for the Funds and Acquiring Funds is legally deemed to be part of this Proxy/Prospectus and is incorporated by reference. For Equity Income Fund, Blue Chip Fund, and Aggressive Growth Fund shareholders, a copy of each applicable Acquiring Fund prospectus also accompanies this Proxy/Prospectus. The Funds' prospectuses, annual reports to shareholders for the fiscal year ended March 31, 2001 and semi-annual reports to shareholders for the fiscal period ended September 30, 2001 previously have been mailed to shareholders. The SAI relating to this Proxy/Prospectus also is incorporated by reference and is dated January 14, 2002. Additional copies of any of these documents are available without charge by writing the address given above or by calling (800) 321-7854. These documents also are available on the SEC website at www.sec.gov.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROXY/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The Meetings have been called to consider the Reorganization Agreement dated as of January 1, 2002 that provides for the reorganization of each Fund into a corresponding Acquiring Fund. It is expected that this Proxy/Prospectus will be mailed to shareholders on or about January 14, 2002. At the Meetings, shareholders will be asked to approve the reorganization of each Fund into an Acquiring Fund as set forth below.

                               Will Be Reorganized into these Acquiring Funds of
These Funds                    Nations Funds Trust

--------------------------------------------------------------------------------
Equity Income Fund
                                        Convertible Securities Fund (acquiring)
Convertible Securities Fund

                                       Will Be Reorganized into these Acquiring Funds of
These Funds                            Nations Funds Trust

----------------------------------------------------------------------------------------------------------------------
Blue Chip Fund
                                       Strategic Growth Fund (acquiring)

Strategic Growth Fund



----------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund
                                       Capital Growth Fund (acquiring)
Capital Growth Fund



----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     Special Note for Blue Chip Fund and Strategic Growth Fund Shareholders

The Strategic Growth Fund is currently a stand-alone Fund--that is to say, it invests directly in securities. The Blue Chip Fund, in contrast, is currently a "feeder" fund, which means that it invests all of its net investable assets in a master portfolio with the same investment objective and principal investment strategies (in this case the Blue Chip Master Portfolio). After the Reorganization, Blue Chip Fund shareholders and Strategic Growth Fund shareholders will become shareholders in the Strategic Growth Fund (acquiring), which is a feeder fund that invests all of its assets in the Strategic Growth Master Portfolio.

For Blue Chip Fund shareholders, this means that the Reorganization of the Blue Chip Fund cannot occur unless the Blue Chip Master Portfolio is also reorganized into the Strategic Growth Master Portfolio. Accordingly, a vote "for" the Reorganization by Blue Chip Fund shareholders will also constitute a vote "for" the Reorganization of the Blue Chip Master Portfolio into the Strategic Growth Master Portfolio. This Reorganization is provided for by an agreement and plan of reorganization with Nations Master Investment Trust that is substantially identical to the other Reorganization Agreements.

In order to avoid confusion and repetition in this Proxy/Prospectus, the term "Board" should be understood to refer to not only the Boards of the Trust, the Company, Reserves and Nations Funds Trust, but also (when appropriate) the Board of Nations Master Investment Trust. In addition, the term Fund and Master Portfolio are sometimes used interchangeably.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                                                              Page No.
                                                                                                              --------
SUMMARY....................................................................................................          1
     Fee Tables............................................................................................          1
     Overview of the Reorganization Agreements.............................................................          2
     Overview of Investment Objective and Principal Investment Strategies..................................          2
     Overview of Service Providers.........................................................................          3
     Overview of Purchase, Redemption, Distribution, Exchange and Other Procedures.........................          3
     Federal Income Tax Consequences.......................................................................          3
     Principal Risk Factors................................................................................          3

THE REORGANIZATION.........................................................................................          5
     Description of the Reorganization Agreements..........................................................          5
     Reasons for the Reorganization and Other Considerations...............................................          6
     Board Consideration...................................................................................          7
     Comparison of Investment Management, Investment Objective and Principal Investment Strategies.........          7
     Comparison of Investment Policies and Restrictions....................................................         10
     Comparison of Forms of Business Organization..........................................................         10
     Comparison of Advisory and Other Service Arrangements and Fees........................................         12
     Investment Advisory and Sub-Advisory Services and Fees................................................         12
     Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder
         Transactions and Services.........................................................................         12
     Material Federal Income Tax Consequences..............................................................         13
     Capitalization........................................................................................         14

VOTING MATTERS.............................................................................................         17
     General Information...................................................................................         17
     Quorum................................................................................................         17
     Shareholder Approval..................................................................................         18
     Principal Shareholders................................................................................         18
     Annual Meetings and Shareholder Meetings..............................................................         18

ADDITIONAL INFORMATION ABOUT THE TRUST, THE COMPANY, RESERVES AND NATIONS FUNDS TRUST......................         18
     Financial Statements..................................................................................         18
     Other Business........................................................................................         19
     Shareholder Inquiries.................................................................................         19


APPENDICES

A - GLOSSARY

B - EXPENSE SUMMARIES OF THE FUNDS AND ACQUIRING FUNDS

C - COMPARISON OF FUNDAMENTAL POLICIES AND LIMITATIONS OF THE FUNDS AND THE ACQUIRING FUNDS

                                     SUMMARY

         The following is an overview of certain information relating to the proposed Reorganization. More complete information is contained throughout the Proxy/Prospectus and its Appendices.

Fee Tables

         The table shows (i) the current expense ratios of each Fund; and (ii) the pro forma expense ratios of the Acquiring Funds. The table shows that the pro forma expense ratios of the Acquiring Funds after the Reorganization are expected to be lower than they are for the Funds. All expense ratios shown are annualized total operating expense ratios. Pro forma expense ratios are based upon the fee arrangements that will be in place upon consummation of the Reorganization and assume in each case that both Funds' shareholders approve the Reorganization. It is possible that one Fund's shareholders will approve the Reorganization while the shareholders of the other Fund involved in the Reorganization do not. If this occurs, the total operating expense ratios for the Acquiring Fund will not change from the Fund's current expense ratios--that is to say, the pro forma total operating expense ratios shown below can only be expected if both Funds in a Reorganization approve that Reorganization. Detailed pro forma expense information is included in Appendix B.

                                                                      Pro Forma
                               Total                                  Total
                               Operating   Combined Acquiring         Operating
                               Expense     Fund/Class                 Expense
Fund/Share Class               Ratios      Post-Reorganization        Ratios
----------------               ------      -------------------        ------
--------------------------------------------------------------------------------
Equity Income Fund
       Primary A Shares        1.00%
       Investor A Shares       1.25%
       Investor B Shares       2.00%       Convertible Securities
       Investor C Shares       2.00%       Fund (acquiring)
                                                  Primary A Shares    0.95%
Convertible Securities Fund                       Investor A Shares   1.20%
       Primary A Shares        0.99%              Investor B Shares   1.95%
       Investor A Shares       1.24%              Investor C Shares   1.95%
       Investor B Shares       1.99%
       Investor C Shares       1.99%

--------------------------------------------------------------------------------
Blue Chip Fund
       Primary A Shares        0.97%
       Investor A Shares       1.22%
       Investor B Shares       1.97%       Strategic Growth Fund
       Investor C Shares       1.97%       (acquiring)
                                                  Primary A Shares    0.93%
Strategic Growth Fund                             Investor A Shares   1.18%
       Primary A Shares        0.95%              Investor B Shares   1.93%
       Investor A Shares       1.20%              Investor C Shares   1.93%
       Investor B Shares       1.95%
       Investor C Shares       1.95%

--------------------------------------------------------------------------------
Aggressive Growth Fund
       Primary A Shares        1.09%
       Investor A Shares       1.34%
       Investor B Shares       2.09%       Capital Growth Fund
       Investor C Shares       2.09%       (acquiring)
                                                  Primary A Shares    0.95%
Capital Growth Fund                               Investor A Shares   1.20%
       Primary A Shares        0.96%              Investor B Shares   1.95%
       Investor A Shares       1.21%              Investor C Shares   1.95%
       Investor B Shares       1.96%
       Investor C Shares       1.96%

Overview of the Reorganization Agreements

        The documents that govern the Reorganization are the Reorganization Agreements. There are three Reorganization Agreements: one for the Trust and its Funds, one for the Company and its Fund and one for Reserves and its Funds. Shareholders of the Blue Chip Fund should consult the Special Note (on page ii of this Proxy/Prospectus) for information about an additional Reorganization Agreement with Nations Master Investment Trust.

        The Reorganization Agreements provide for: (i) the transfer of all of the assets and liabilities of each Fund to its corresponding Acquiring Fund in exchange for shares of equal value of the same classes of the Acquiring Fund; and (ii) the distribution of the Acquiring Fund shares to Fund shareholders in liquidation of that Fund. The Reorganization Agreements also contemplate that, assuming the Reorganization is approved by Fund shareholders, as well as by shareholders of all other funds of the Trust, the Company and Reserves that are being asked to approve separate reorganizations of their funds, officers of the Trust, the Company and Reserves will dissolve each investment company under state law and also de-register each of them under the 1940 Act. The Reorganization is subject to a number of conditions, including approval by Fund shareholders.

        As a result of the Reorganization, Fund shareholders will become shareholders of the corresponding Acquiring Fund and will hold, immediately after the Reorganization, Acquiring Fund shares having a total dollar value equal to the total dollar value of the shares of the Fund that the shareholder held immediately before the Reorganization. The Reorganization is expected to occur on or about May 10, 2002. The exchange of Fund shares for corresponding Acquiring Fund shares in the Reorganization is expected to be tax-free under federal income tax law and Fund shareholders will not pay any sales charge or sales load on the exchange. The Funds and their shareholders will bear the costs of the Reorganization.

        For more information about the Reorganization and the Reorganization Agreements, see "The Reorganization - Description of the Reorganization Agreements."

Overview of Investment Objective and Principal Investment Strategies

        Convertible Securities Fund, Capital Growth Fund and Strategic Growth
        ---------------------------------------------------------------------
Fund shareholders: The investment objective and principal investment strategies
-----------------
of the Convertible Securities Fund, Capital Growth Fund and Strategic Growth Fund and their corresponding Acquiring Funds are substantially identical.

        Equity Income Fund, Aggressive Growth Fund and Capital Growth Fund
        ------------------------------------------------------------------
shareholders: The investment objective and principal investment strategies of
------------
the Equity Income Fund, Aggressive Growth Fund and Capital Growth Fund and their corresponding Acquiring Funds are similar. However, there are important differences.

        . In the case of the Equity Income Fund, the Reorganization into the Convertible Securities Fund (acquiring) will provide shareholders with a comparable conservative equity investment with an income orientation. However, while the Equity Income Fund generally invests in at least 65% of its assets in dividend-paying common stocks and up to 20% of its assets in convertible securities, the Convertible Securities Fund (acquiring) normally invests at least 65% of its assets in convertible securities and up to 15% of its assets in Eurodollar convertible securities.

        . In the case of the Blue Chip Fund, the Reorganization into the Strategic Growth Fund (acquiring) will provide shareholders with a comparable long-term growth equity investment. Like the Blue Chip Fund, the Strategic Growth Fund (acquiring) will operate as a feeder fund in a master-feeder structure. The Blue Chip Master Portfolio normally invests at least 65% of its assets in blue chip stocks (i.e., stocks of well-established, nationally known companies), and usually holds between 160 and 185 stocks. By comparison, the Strategic Growth Master Portfolio will invest at least 65% of its assets in common stocks, preferred stocks and convertible securities across most industry sectors. It typically will hold between 60 and 80 securities.

        . In the case of the Aggressive Growth Fund, the Reorganization into the Capital Growth Fund

              (acquiring) will provide shareholders with a comparable long-term growth equity investment. Both the Aggressive Growth Fund and the Capital Growth Fund (acquiring) share a similar stock selection and portfolio construction methodology. They also have significant industry sector and portfolio holdings overlap. While the Aggressive Growth Fund has the latitude to invest in securities with lower market capitalizations (e.g., medium-sized companies), the Aggressive Growth Fund has recently been managed (like the Capital Growth Fund) to focus more heavily on companies with larger-capitalizations (i.e., $1 billion or more).

        For additional information about the similarities and differences between the investment objectives and principal investment strategies of the Funds and Acquiring Funds, see "The Reorganization - Comparison of Investment Management, Investment Objective and Principal Investment Strategies."

Overview of Service Providers

        The Funds and Acquiring Funds have the same service providers, including BA Advisors as investment adviser and BACAP as investment sub-adviser. Please see the discussion under "The Reorganization - Comparison of Advisory and Other Service Arrangements and Fees."

Overview of Purchase, Redemption, Distribution, Exchange and Other Procedures

        The purchase, redemption, distribution, exchange and other policies and procedures of each share class of the Funds are identical to those of the corresponding share class of the Acquiring Funds. For more information concerning these policies and procedures, see "The Reorganization - Comparison of Purchase, Redemption, Distribution and Exchange Policies and other Shareholder Transactions and Services."

Federal Income Tax Consequences

        The Reorganization is not expected to result in the recognition of gain or loss, for federal income tax purposes, by the Funds, the Acquiring Funds or their respective shareholders. However, the sale of securities by any Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in taxable distributions to such Fund's shareholders. See "The Reorganization - Material Federal Income Tax Consequences" for additional information. Since their inception, each of the Funds and Acquiring Funds believes it has qualified as a "regulated investment company" under the Code. Accordingly, each Fund and Acquiring Fund believes it has been, and expects to continue to be, relieved of any federal income tax liability on its taxable income distributed to shareholders.

Principal Risk Factors

        The following principal investment risks are relevant to an investment in the Acquiring Funds:

        Convertible Securities Fund (acquiring)

        . Investment strategy risk - BACAP's Income Strategies Team chooses convertible securities that it believes have the potential for long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall. The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the Acquiring Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the Acquiring Fund's ability to meet its objective.

        . Stock market risk - The value of the stocks the Acquiring Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

        . Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

        . Credit risk - The Acquiring Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

         Comparison to the Equity Income Fund: The investment risks of the Equity Income Fund and the Convertible Securities Fund (acquiring) are substantially similar. However, an investment in the Equity Income Fund has real estate investment risk because it may invest up to 5% of its assets in real estate investment trusts, where the Convertible Securities Fund (acquiring) does not invest in real estate investment trusts as a part of its principal investment strategies.

         Comparison to the Convertible Securities Fund: The risks of the Convertible Securities Fund and the Convertible Securities Fund (acquiring) are identical.

        Strategic Growth Fund (acquiring)
        ---------------------------------

        . Investment strategy risk - BACAP's Growth Strategies Team chooses stocks that are believed to have the potential for long-term growth. There is a risk that the value of these investments will not rise as expected, or will fall.

        . Stock market risk - The value of the stocks the Acquiring Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over the short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

        . Convertible securities risk - The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the Fund's ability to meet its objective.

        . Technology and technology-related risk - The Acquiring Fund may invest in technology and technology-related companies, which can be significantly affected by the obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

        . Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Acquiring Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns that than the Acquiring Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

            The Acquiring Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Acquiring Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Acquiring Fund's investment portfolio could be less diversified and therefore less liquid, and expenses could increase. The Acquiring Fund might also have to pay brokerage, tax or other charges.

         Comparison to the Blue Chip Fund: The investment risks of the Blue Chip Fund and the Strategic Growth Fund (acquiring) are substantially similar. However, the Blue Chip Fund does not have as much convertible securities risk because this Fund does not invest in convertible securities as a part of it principal investment strategies.

         Comparison to the Strategic Growth Fund: The risks of the Strategic Growth Fund and the Strategic Growth Fund (acquiring) are substantially identical, but for the fact that the Strategic Growth Fund is a stand-alone fund and the Strategic Growth Fund (acquiring) is a "feeder" fund in a master-feeder structure and, accordingly, comes with the considerations discussed above.

        Capital Growth Fund (acquiring)
        -------------------------------

        . Investment strategy risk - BACAP's Growth Strategies Team chooses stocks that it believes have superior growth potential and are selling at reasonable prices, with the expectation that they will rise in value. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

        . Stock market risk - The value of the stocks the Acquiring Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over the short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

        . Technology and technology-related risk - The Acquiring Fund may invest in technology and technology-related companies, which can be significantly affected by the obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

         Comparison to the Aggressive Growth Fund: The risks of the Aggressive Growth Fund and the Capital Growth Fund (acquiring) are identical.

         Comparison to the Capital Growth Fund: The risks of the Capital Growth Fund and the Capital Growth Fund (acquiring) are identical.

                               THE REORGANIZATION

Description of the Reorganization Agreements

        As noted in the Summary, the Reorganization Agreements are the governing documents of the Reorganization. Among other things, each Reorganization Agreement provides for: (i) the transfer of all of the assets and liabilities of a Fund to its Acquiring Fund in exchange for shares of equal value of the same classes of the Acquiring Fund; and (ii) the distribution of Acquiring Fund shares to Fund shareholders in liquidation of their Fund. Each Reorganization Agreement also sets forth representations and warranties of the parties, describes the mechanics of the transaction and includes a number of conditions to the completion of the Reorganization, such as the requirement that a good standing certificate be obtained by each party and that no stop-orders or similar regulatory barriers have been issued by the SEC. The completion of the Reorganization also is conditioned upon the Trust, the Company, Reserves and Nations Funds Trust, as applicable, receiving an opinion from Morrison & Foerster LLP that the exchange of shares contemplated under the Reorganization will be tax-free under federal income tax law.

        Each Reorganization Agreement provides that the Reorganization may be abandoned at any time before Closing by any party to a Reorganization Agreement if any condition is not satisfied or otherwise by mutual consent of the parties. At any time before or (to the extent permitted by law) after approval of a Reorganization Agreement by Fund shareholders: (i) the parties may, by written agreement authorized by the Board of the Trust, the Company, Reserves or Nations Funds Trust, as applicable, and with or without the approval of their shareholders, amend any of the provisions of the respective Reorganization Agreement; and (ii) either party may waive any default by the other party for the failure to satisfy any of the conditions to its obligations (the waiver to be in writing and authorized by the respective Board with or without the approval of shareholders). Additionally, each Reorganization Agreement provides that the Reorganization of one Fund is not conditioned upon the Reorganization of any other Fund.

        Upon completion of the Reorganization, all outstanding shares of each Fund will be canceled. Exchange or redemption requests received thereafter will be deemed to be exchange or redemption requests for shares of the corresponding Acquiring Fund. Each Reorganization Agreement provides that the Funds will bear the expenses of the Reorganization.

        A copy of each Reorganization Agreement is available at no charge by calling (800) 653-9427 or writing Nations Funds at the address listed on the first page of the Proxy/Prospectus. Copies of the Reorganization Agreement are also available at the SEC's website (www.sec.gov).

Reasons for the Reorganization and Other Considerations

        . The Nations Funds Family Reorganization - The Reorganization is the final phase of a broader initiative begun two years ago to streamline the operations of the Nations Funds Family. A primary goal of the initiative is to reduce the number of registered investment companies in the Nations Funds Family without necessarily impacting investment alternatives. This final phase combines all of the remaining Funds of the Trust, the Company and Reserves in the Nations Funds Family into series of Nations Funds Trust. Management believes that operating fewer registered investment companies offers potential efficiencies and benefits to shareholders over the long-term. These efficiencies and benefits include potential cost savings from the reduction of accounting, legal, filing and registration costs. If shareholders of the Funds approve the Reorganization (and shareholders of all of the other funds of the Trust, the Company and Reserves approve similar reorganizations), management will de-register and dissolve the Trust, the Company and Reserves.

              The Acquiring Funds will be part of a Delaware business trust, which generally is viewed as having more flexibility in its operations than a Maryland corporation (like the Company) or Massachusetts business trusts (like the Trust and Reserves). Also, as part of Nations Funds Trust, the Acquiring Funds will be governed under a more flexible charter document which can be amended by Nations Funds Trust's Board without the necessity of soliciting shareholders, thereby saving costs relating to proxy solicitations on certain routine matters.

              Specifically, the Acquiring Funds will have greater flexibility in their investment policies, including policies that, for example, permit them to:

              . adopt a "master-feeder" structure (Blue Chip Fund shareholders and Strategic Growth Fund shareholders will move into an Acquiring Fund that is already a feeder fund in a master-feeder structure). A master-feeder structure will only be adopted if the Board approves such a change as being in the interests of a Fund and its shareholders. In evaluating this change, the Board will consider both the potential benefits and disadvantages of this type of structure. One potential advantage is that feeder funds investing in the same master portfolio can reduce their expenses through sharing the costs of managing and administering a larger combined pool of assets, which can come from other distribution channels -- such as private investment companies or offshore fund investors -- that would not otherwise be available to stand-alone mutual funds. One potential disadvantage is that if there are other feeders in the master portfolio, a Fund's voting impact on the master portfolio could be diminished. Additionally, if the Fund were to withdraw its investment from the master portfolio, such withdrawal could result in a distribution in kind of portfolio securities (as opposed to cash) by the master portfolio to the Fund. That distribution could result in a less diversified portfolio of investments and could adversely affect the liquidity of the Fund's investment portfolio. In addition, if securities were distributed, the Acquiring Fund generally would incur brokerage commissions, capital gains or losses, and/or other charges in converting the securities to cash. This could result in a lower net asset value of a shareholder's shares and/or certain adverse tax consequences for a shareholder.

              . participate in interfund lending among the Nations Funds Family. Management expects to file an exemptive application with the SEC that will permit funds in the Nations Funds Family to lend to and borrow money from each other for temporary purposes. At any particular time, the Funds may need to borrow money for temporary purposes to satisfy redemption requests, to cover unanticipated cash shortfalls such as a trade "fail" in which cash payment for a security sold by a Fund has been delayed, or for other temporary purposes. The Funds currently have a line of credit with their custodian, which is designed to cover reasonably anticipated borrowing needs. The rate of interest that is paid by the Funds when they borrow is significantly higher than the rate that would be earned by them on repurchase agreements. The lending arrangements are expected to reduce the Funds' potential borrowing costs and enhance the ability of the lending Funds to earn higher rates of interest on their short-term lendings. The Funds' fundamental investment policies currently prohibit the Funds from participating in the proposed interfund lending arrangements. The Acquiring Funds, however, have adopted fundamental investment policies that will allow them to take advantage of these arrangements, assuming that the SEC issues an exemptive order.

       . Achieving economies of scale and lower expense ratios -- In addition to the reasons cited above, an additional reason for combining the Equity Income Fund with the Convertible Securities Fund, the Blue Chip Fund with the Strategic Growth Fund and the Aggressive Growth Fund with the Capital Growth Fund is that each Reorganization will result in a corresponding Acquiring Fund with a significantly larger asset size (assuming both Funds' shareholders approve the Reorganization). Because of the economies of scale that will result from larger asset size, management will be able to offer Fund shareholders a similar (in some cases identical) investment in an Acquiring Fund that are expected to have lower total operating expense ratios.

Board Consideration

       The Boards of the Trust, the Company and Reserves unanimously voted to approve the Reorganization Agreement at special meetings held on October 10, 2001. During deliberations, the Boards (with the advice and assistance of independent counsel) reviewed and considered, among other things: (1) the Reorganization as part of a broader initiative to streamline the operations of the Nations Funds Family; (2) the various aspects and terms of the Reorganization and the Reorganization Agreements; (3) the current asset levels of the Funds and the projected asset levels of the Acquiring Funds; (4) the investment advisory and other fees paid by the Funds, and the historical and projected expense ratios of the Funds, as compared with the lower expense ratios of their corresponding Acquiring Funds; (5) the expected cost savings for shareholders of all Funds; (6) the historical performance record of the Funds;
(7) the investment objectives and principal investment strategies of the Funds, and their relative compatibility with those of their corresponding Acquiring Funds; (8) the fact that Fund shareholders will experience no change in shareholder services; (9) the fact that the Acquiring Funds as part of Nations Funds Trust will have greater flexibility in their investment policies and will be governed under a more flexible charter document which could be amended by the Board of Nations Funds Trust without the necessity of soliciting shareholders, thereby potentially saving future costs relating to proxy solicitations on certain routine matters; (10) the anticipated tax-free nature of the exchange of shares in the Reorganization; (11) the fact that Fund shareholders will bear the expenses of the Reorganization; and (12) potential benefits of the Reorganization, if any, to other persons, including BA Advisors and its affiliates (e.g., the benefit of consolidating resources within BA Advisors and its affiliates).

       Based upon their evaluation of the information presented to them, and in light of the fiduciary duties under federal and state law, the Boards of the Trust, the Company and Reserves including all of the non-interested Directors/Trustees, determined that participation in the Reorganization, as contemplated by the respective Reorganization Agreements, was in the best interests of each Fund, and that the shares of each Fund will not be diluted as a result of the Reorganization. Similarly, the Board of Trustees of Nations Funds Trust, including all of the non-interested Trustees, also evaluated the Reorganization and based upon its evaluation of the information presented to it, and in light of its fiduciary duties under federal and state law, determined that participation in the Reorganization, as contemplated by each Reorganization Agreement, was in the best interests of the Acquiring Funds and that the shares of the Acquiring Funds will not be diluted as a result of the Reorganization.

         THE BOARDS OF THE TRUST, THE COMPANY AND RESERVES UNANIMOUSLY
             RECOMMEND THAT FUND SHAREHOLDERS VOTE TO APPROVE THEIR
                           REORGANIZATION AGREEMENT.

Comparison of Investment Management, Investment Objective and Principal Investment Strategies

       All of the Funds and their Acquiring Funds are advised by BA Advisors and sub-advised by BACAP.

       The investment objective and principal investment strategies of the Equity Income Fund, Blue Chip Fund and Aggressive Growth Fund are similar to those of their Acquiring Funds. The investment objective and principal investment strategies of the Convertible Securities Fund, Strategic Growth Fund and Capital Growth Fund are substantially identical to those of their Acquiring Funds.

                  Fund                                                 Corresponding Acquiring Fund
                  ----                                                 ----------------------------

-----------------------------------------------------------------------------------------------------------------------
Investment        Equity Income Fund - The Fund seeks current          Convertible Securities Fund (acquiring) - The
Objective         income and growth of capital by investing in         Fund seeks to provide investors with a total
                  companies with above-average dividend                investment return, comprised of current income
                  yields.                                              and capital appreciation, consistent with
                                                                       prudent investment risk.

Principal         The Fund normally invests in 60 to 85                The Fund normally invests at least 65% of its
Investment        companies with an average market                     assets in convertible securities mostly issued
Strategies        capitalization of at least $3 billion.  The          by U.S. issuers.  The Fund may invest up to
                  Fund seeks to provide a higher yield than            15% of its assets in Eurodollar convertible
                  the S&P 500.  The Fund generally invests at          securities.
                  least 65% of its assets in common stocks
                  that pay dividends and that are listed on a
                  national exchange or are traded on an
                  established over-the-counter market.

-----------------------------------------------------------------------------------------------------------------------
Investment        Convertible Securities Fund - The Fund seeks         Convertible Securities Fund (acquiring) -
                  to provide investors with a total investment         identical
                  return, comprised of current income and
                  capital appreciation, consistent with prudent
                  investment risk.

Principal         The Fund normally invests at least 65% of            identical
Investment        its assets in convertible securities mostly
Strategies        issued by U.S. issuers.  The Fund may invest
                  up to 15% of its assets in Eurodollar
                  convertible securities.

-----------------------------------------------------------------------------------------------------------------------
Investment        Blue Chip Fund - The Fund seeks to achieve           Strategic Growth Fund (acquiring) - The Fund
                  long-term capital appreciation through               seeks long-term, after-tax returns by
                  investments in blue chip stocks.                     investing in a diversified portfolio of common
                                                                       stocks.

Principal         The Fund invests all of its assets in                The Fund invests all of its assets in Nations
Investment        Nations Blue Chip Master Portfolio, which            Strategic Growth Master Portfolio, which has
Strategies        has the same investment objective as the             the same investment objective as the Fund.
                  Fund.  The Master Portfolio normally invests         The Master Portfolio normally invests at least
                  at least 65% of its assets in blue chip              65% of its assets in common stocks of
                  stocks.  These are stocks of                         companies that it selects from most major
                  well-established, nationally known companies         industry sectors.  The Master Portfolio
                  that have a long record of profitability and         normally holds 60 to 80 securities, which
                  a reputation for quality management,                 include common stocks, preferred stocks and
                  products and services.  The Master Portfolio         convertible securities like warrants and
                  primarily invests in blue chip stocks that           rights.
                  are included in the S&P 500, but may invest
                  up to 15% of its assets in stocks that are
                  not included in the index.  It usually holds
                  between 160 and 185 stocks.

-----------------------------------------------------------------------------------------------------------------------
Investment        Strategic Growth Fund - The Fund seeks               Strategic Growth Fund (acquiring) - The Fund
Objective         long-term, after-tax returns by investing in a       seeks long-term, after-tax returns by

--------------------------------------------------------------------------------------------------------------------------------
               diversified portfolio of common stocks.           investing in a diversified portfolio of common
                                                                 stocks.

Principal      The Fund normally invests at least 65% of         The Fund invests all of its assets in Nations
Investment     its assets in common stocks of companies          Strategic Growth Master Portfolio, which has
Strategies     that it selects from most major industry          the same investment objective as the Fund.
               sectors.  The Fund normally holds 60 to 80        The Master Portfolio normally invests at least
               securities, which include common stocks,          65% of its assets in common stocks of
               preferred stocks and convertible securities       companies that it selects from most major
               like warrants and rights.                         industry sectors. The Master Portfolio normally
                                                                 holds 60 to 80 securities, which include common
                                                                 stocks, preferred stocks and convertible
                                                                 securities like warrants and rights.

--------------------------------------------------------------------------------------------------------------------------------
Investment     Aggressive Growth Fund - The Fund seeks           Capital Growth Fund (acquiring) - The Fund
Objective      capital appreciation.                             seeks growth of capital by investing in
                                                                 companies that are believed to have superior
                                                                 earnings growth potential.

Principal      The Fund normally invests at least 65% of its     The Fund normally invests at least 65% of its
Investment     assets in common stocks of large and              assets in common stocks of companies that have
Strategies     medium-sized U.S. companies.  These               one or more of the following characteristics:
               companies typically have a market                 above-average earnings growth compared with
               capitalization of $1 billion or more.             the S&P 500; established operating histories,
                                                                 strong balance sheets and favorable financial
                                                                 performance; and above-average return on equity
                                                                 compared with the S&P 500.

--------------------------------------------------------------------------------------------------------------------------------
Investment     Capital Growth Fund - The Fund seeks growth       Capital Growth Fund (acquiring) - identical
Objective      of capital by investing in companies that are
               believed to have superior earnings growth
               potential.

Principal      The Fund normally invests at least 65% of         identical
Investment     its assets in common stocks of companies
Strategies     that have one or more of the following
               characteristics: above-average earnings
               growth compared with the S&P 500; established
               operating histories, strong balance sheets
               and favorable financial performance; and
               above-average return on equity compared with
               the S&P 500.

          A significant difference between the Equity Income Fund and Convertible Securities Fund (acquiring) is that the Acquiring Fund will normally invest a larger percentage of its assets in convertible securities than the Equity Income Fund. Convertible securities include convertible bonds and convertible preferred stocks that can be exchange for common stock at a specified rate. Convertible securities typically have higher income potential than the underlying common stock, are less affected by changes in the stock market than the underlying stock and have the potential to increase in value if the value of the underlying common stock increases. Convertible securities also carry certain risks, such as the risks that the issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the Acquiring Fund may accept the redemption, convert the security to common stock or sell the convertible security to a third party. Any of these transactions could affect the Acquiring Fund's ability to meet its objective.

          A significant difference between the Blue Chip Fund and Strategic Growth Fund (acquiring) relates to the

Funds' relative risk profiles. The Blue Chip Fund is generally considered a conservative equity investment because its Master Portfolio invests in a broad range of large, well-established companies. These companies tend to be less volatile than other kinds of companies. Although similar, the Strategic Growth Fund is a generally more aggressive and riskier equity investment because its Master Portfolio invests in fewer securities, including those of a number of smaller companies and technology and technology-related companies. In addition, the Strategic Growth Master Portfolio has a proactive tax management strategy that may help it to reduce capital gains distributions. This strategy seeks to limit portfolio turnover, offset capital gains with capital losses and sell securities that have the lowest tax burden on shareholders.

          A significant difference between the Aggressive Growth Fund and Capital Growth Fund (acquiring) relates to the Funds' relative ability to invest in medium-sized companies. Both the Aggressive Growth Fund and the Capital Growth Fund (acquiring) share similar stock selection and portfolio construction methodologies. They also have significant industry sector and portfolio holdings overlap. While the Aggressive Growth Fund has the latitude to invest in securities with lower market capitalizations (e.g., medium-sized companies), it has recently been managed (like the Capital Growth Fund) to focus more heavily on companies with larger-capitalizations (i.e., $1 billion or more). Nevertheless, because of its ability to invest in smaller sized companies, the Aggressive Growth Fund could be considered a riskier investment than the Capital Growth Fund, because the Capital Growth Fund employs a more conservative equity investment strategy which permits it to invest in large, well-established companies. These companies tend to be less volatile than other kinds of companies.

Comparison of Investment Policies and Restrictions

          The Acquiring Funds also will have a more streamlined set of fundamental investment policies than the Funds. Some of the Funds' current fundamental investment policies may limit their portfolio management team from investing in a security (such as the sale of a security short). One reason for changing some of the fundamental investment policies is to remove these restrictions that unnecessarily hamper the portfolio management team's investment discretion. Some of these restrictions were originally put in place by the Funds as a result of the directives of various state securities commissions. Changes to federal securities laws have superseded these directives and are, accordingly, no longer necessary.

          In addition, the Funds currently have fundamental investment policies that prohibit them from participating in interfund lending arrangements. The Acquiring Funds, however, have fundamental investment policies that will permit them to take part in these arrangements. Assuming that the SEC grants an exemptive order that the Nations Funds Family is expected to apply for, the Acquiring Funds may be able to experience cost savings for their temporary lending or borrowing activities.

          Another reason that management wishes to change the Funds' fundamental investment policies is its desire to migrate towards uniform investment policies for all funds in the Nations Funds Family. Uniform policies could lead to efficiencies in administering the Funds' activities, including ensuring compliance with law and internal procedures.

          The Funds and Acquiring Funds have identical non-fundamental investment policies.

          For a detailed comparison of the fundamental investment policies of the Funds and the Acquiring Funds, see Appendix C to this Proxy/Prospectus.

Comparison of Forms of Business Organization

          Federal securities laws largely govern the way that mutual funds operate, but they do not cover every aspect of a fund's existence and operation. State law and a fund's governing documents fill in most of these gaps and typically create additional operational rules and restrictions that funds must follow. The Aggressive Growth Fund, Blue Chip Fund, Convertible Securities Fund and Capital Growth Fund are series of a Massachusetts business trust. The Equity Income Fund is a series of a Maryland corporation. The Acquiring Funds are series of a Delaware business trust. While there are few differences among these forms of organization, one advantage of a Delaware business trust is its potential for greater flexibility. Generally, under Delaware business trust law, a mutual fund's governing instrument, called a declaration of trust, may establish the way it will operate with few state law requirements or prohibitions. Thus, mutual funds organized in Delaware generally have more flexibility in their operations and greater certainty about any operational restrictions.

          The following discussion outlines some of the differences between the Trust and Reserves (which are Massachusetts business trusts), the Company (which is a Maryland corporation) and Nations Funds Trust (a Delaware business trust).

          . The Board of Trustees. The Board of Nations Funds Trust has eleven Trustees, ten of whom currently serve as Board members of the Trust, the Company and Reserves, with the eleventh currently serving in an advisory capacity to the Board of the Trust.

          . Governing Law. Unlike Maryland corporate law and Massachusetts business trust law, The Delaware Business Trust Act has been specifically drafted to accommodate the unique governance needs of investment companies and provides that its policy is to give maximum freedom of contract to the trust instrument (discussed below) of a Delaware business trust. For example, Delaware law provides that, should a Delaware trust issue multiple series of shares, each series will not be liable for the debts of another series. Maryland law allows the same. However, although remote, this is a potential risk in the case of a Massachusetts business trust.

             In addition, Delaware has obtained a favorable national reputation for its business laws and business environment. The Delaware courts, which may be called upon to interpret the Delaware Business Trust Act, are among the nation's most highly respected and have an expertise in corporate matters. Accordingly, there is a well-established body of precedent which may be relevant in deciding issues pertaining to a Delaware business trust.

          . Governing Documents. Maryland corporations are typically governed by organizational documents called articles of incorporation and by-laws. Massachusetts business trusts and Delaware business trusts are governed by similar sets of documents, typically called a declaration of trust. These governing documents are generally similar, although there are some differences. For example, in order for the Company to dissolve under Maryland law, a majority of all outstanding shares of the Company generally must approve its dissolution. In contrast, the Declaration of Trust of Nations Funds Trust generally provides that Nations Funds Trust, or any series of Nations Funds Trust, may be dissolved at any time by the Board of Nations Funds Trust upon written notice to shareholders. In addition, Nations Funds Trust's Declaration of Trust, as permitted by Delaware law, provides that shareholders of series of Nations Funds Trust will be entitled to vote on mergers, acquisitions and consolidations involving such series, only to the extent required by federal securities law. By limiting mandatory shareholder votes to those matters expressly required under the federal securities laws, the Acquiring Funds may save costs by not having to schedule special shareholder meetings and solicit shareholder proxies. Although as shareholders of an Acquiring Fund of Nations Funds Trust shareholders may no longer have certain rights, it is anticipated that the Acquiring Funds will benefit from a reduction in expenses associated with potential proxy solicitations on these matters.

             In general, the attributes of a share of beneficial interest in the case of a Massachusetts business trust are comparable to those of a share of beneficial interest of a Delaware business trust such as Nations Funds Trust, i.e., shares of all are entitled to one vote per share held and fractional votes for fractional shares held.

          . Shareholder Liability. Under Maryland law, shareholders are not personally liable for the debts of a Fund. Under Massachusetts law, shareholders may, in certain circumstances, be held personally liable for the debts and obligations of a Massachusetts business trust. Under Delaware law, shareholders of a Delaware business trust like Nations Funds Trust are not personally liable for the debts and obligations of such trust.

Comparison of Advisory and Other Service Arrangements and Fees

          The Funds and the Acquiring Funds have the same service providers. Immediately after the Reorganization, these service providers are expected to continue to serve the Acquiring Funds in the capacities indicated below.

          Service Providers for the Funds and the Acquiring Funds
          -------------------------------------------------------

          Investment Adviser         BA Advisors
          Investment Sub-Adviser     BACAP
          Distributor                Stephens Inc.
          Co-Administrator           BA Advisors
          Co-Administrator           Stephens Inc.
          Sub-Administrator          The Bank of New York
          Custodian                  The Bank of New York
          Transfer Agent             PFPC Inc.
          Sub-Transfer Agent         Bank of America (for Primary A shares only)
          Independent Accountants    PricewaterhouseCoopers LLP


Investment Advisory and Sub-Advisory Services and Fees

          BA Advisors serves as the investment adviser for each Fund and each Acquiring Fund, which pay an advisory fee, computed daily and paid monthly, to BA Advisors based on average daily net assets. Currently the maximum advisory fee rate for each Fund and each Acquiring Fund is 0.65%.

          BACAP is the sub-adviser for each Fund and Acquiring Fund. BA Advisors pays BACAP sub-advisory fees from the investment advisory fees it receives. Currently, BA Advisors advises over 75 mutual funds in the Nations Funds Family. BACAP, currently managing more than $125 billion, acts as investment manager for individuals, corporations and financial institutions, and is sub-adviser to private investment companies and more than 60 mutual funds in the Nations Funds Family.

          Blue Chip Fund shareholders should note that through December 31, 2001, Chicago Equity Partners, LLC served as the investment sub-adviser to the Nations Blue Chip Master Portfolio. Effective January 1, 2002, the Board of Reserves replaced Chicago Equity Partners, LLC with BACAP. BACAP currently serves as the Fund's investment sub-adviser under an interim arrangement. If Blue Chip Fund shareholders approve the Reorganization, they will move into an Acquiring Fund for which BACAP serves as investment sub-adviser. If Blue Chip Fund shareholders do not approve the Reorganization, the Board of Reserves will solicit shareholders on a new investment sub-advisory agreement with BACAP to supplant the interim agreement currently in place.

          BA Advisors and the Acquiring Funds are seeking an exemptive order from the SEC that would permit BA Advisors to engage a different or additional sub-adviser for an Acquiring Fund, to continue the engagement of a sub-adviser who has experienced a change in its ownership or corporate structure or under an agreement that has materially changed, with the approval of the Board of Nations Funds Trust, but without submitting the sub-advisory change to a vote of the Acquiring Fund's shareholders, under certain circumstances. If this exemptive order is granted and the Reorganization is approved, BA Advisors or the Acquiring Funds will inform shareholders of any such sub-advisory change, which may include: (i) engaging new or additional sub-advisers, (ii) terminating or replacing one or more sub-advisers, or (iii) materially amending an existing sub-advisory agreement. Unless and until this exemptive order is granted and the proposed Reorganization is approved, consistent with applicable law, the Funds and Acquiring Funds will continue to submit any sub-advisory change to shareholders for approval.

Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services

          As a result of the Reorganization, Fund shareholders will hold shares of the same class of the Acquiring

Fund that they held in each Fund. For example, a Fund shareholder who owns Investor A shares will, immediately after the Reorganization, hold Investor A shares in the corresponding Acquiring Fund. Accordingly, all of the purchase, redemption, distribution and exchange policies as well as other shareholder transactions and services applicable to a shareholder's share class will remain unaffected and unchanged by the Reorganization. As noted, no sales charges or sales loads will be imposed in connection with the exchange of shares in the Reorganization.

Material Federal Income Tax Consequences

          As noted, the exchange of shares in the Reorganization is expected to be tax free under federal income tax law.

          The following discussion summarizes the material federal income tax consequences of the Reorganization that are applicable to Fund shareholders. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. A Fund shareholder's tax treatment may vary depending upon his or her particular situation. A Fund shareholder also may be subject to special rules not discussed below if they are a certain kind of shareholder, including: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Fund shares as part of a hedge, straddle or conversion transaction; or a person that does not hold Fund shares as a capital asset at the time of the Reorganization.

          Neither the Trust, the Company, Reserves nor Nations Funds Trust has requested or will request an advance ruling from the Internal Revenue Service as to the federal income tax consequences of the Reorganization or any related transaction. The Internal Revenue Service may adopt positions contrary to that discussed below and such positions could be sustained. A Fund shareholder is urged to consult with his or her own tax advisors and financial planners as to the particular tax consequences of the Reorganization to the Fund shareholder, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

          The Reorganization, with respect to each Fund and its corresponding Acquiring Fund, is intended to qualify as a "reorganization" for federal income tax purposes. In this regard, the obligation of the Funds and the Acquiring Funds to consummate the Reorganization is conditioned upon the receipt by the Trust, the Company, Reserves and Nations Funds Trust of an opinion of Morrison & Foerster LLP reasonably acceptable to the Trust, the Company, Reserves and Nations Funds Trust substantially to the effect that the Reorganization, with respect to each Fund and its corresponding Acquiring Fund, will be treated for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code and, in such connection, that the Fund and its corresponding Acquiring Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code. Provided that the Reorganization so qualifies:

          . Neither the Funds, the Acquiring Funds nor their respective shareholders will recognize any gain or loss pursuant to the Reorganization.

          . A Fund shareholder's aggregate tax basis for the Acquiring Fund shares received pursuant to the Reorganization will equal such shareholder's aggregate tax basis in Fund shares held immediately before the Reorganization.

          . A Fund shareholder's holding period for the Acquiring Fund shares received pursuant to the Reorganization will include the period during which the Fund shares are held.

          The tax opinion of Morrison & Foerster LLP described above is based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by the Trust, the Company, Reserves, on behalf of their respective Funds, and Nations Funds Trust, on behalf of the Acquiring Funds, which if incorrect in any material respect would jeopardize the conclusions reached by Morrison & Foerster LLP in the opinion. In addition, in the event that the Trust, the Company, Reserves and/or Nations Funds Trust are unable to obtain the tax opinion, they are permitted under the Reorganization Agreement to waive the receipt of such tax opinion as a condition to their obligation to consummate the Reorganization.

         Regardless of whether the acquisition of the assets and liabilities of each Fund by the corresponding Acquiring Fund qualifies as a tax-free reorganization as described above, the sale of securities by the Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable distribution to Fund shareholders.

         Since its formation, each Fund and Acquiring Fund believes it has qualified as a separate "regulated investment company" under the Code. Accordingly, each Fund and Acquiring Fund believes it has been, and expects to continue to be, relieved of federal income tax liability on its taxable income distributions to its shareholders.

Capitalization

         The following tables show the total net assets, number of shares outstanding and net asset value per share of each Fund and Acquiring Fund. This information is generally referred to as the "capitalization." The term "pro forma capitalization" means the expected capitalization of each Acquiring Fund after it has combined with its corresponding Fund, i.e., as if the Reorganization had already occurred. The tables show several combination scenarios of the Funds. They show the possibility of one Fund approving the Reorganization but not the other (e.g., Fund A + Fund C or Fund B + Fund C). They also show the possibility of both Funds approving the Reorganization (e.g., Fund A + Fund B + Fund C).

         These capitalization tables are based on figures as of August 31, 2001. The ongoing investment performance and daily share purchase and redemption activity of the Funds and Acquiring Funds affects capitalization. Therefore, the capitalization on the Closing date may vary from the capitalization shown in the following tables.

Fund                                    Net Assets                Shares Outstanding        Net Asset Value Per Share

----------------------------------------------------------------------------------------------------------------------
Equity Income Fund                    $222,060,754.26              25,247,837.79                     $8.80
(Fund A)                                (Primary A)                  (Primary A)                  (Primary A)
                                      $ 23,251,969.91               2,651,558.58                     $8.77
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $ 38,096,201.87               4,352,251.50                     $8.75
                                       (Investor B)                 (Investor B)                 (Investor B)
                                      $  2,518,250.08                 283,864.42                     $8.87
                                       (Investor C)                 (Investor C)                 (Investor C)

Convertible Securities Fund           $106,974,806.60               6,777,877.10                    $15.78
(Fund B)                                (Primary A)                  (Primary A)                  (Primary A)
                                      $311,631,032.49              19,763,447.42                    $15.77
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $ 72,141,849.35               4,618,945.65                    $15.62
                                       (Investor B)                 (Investor B)                 (Investor B)
                                      $ 14,496,112.98                 918,824.97                    $15.78
                                       (Investor C)                 (Investor C)                 (Investor C)

Convertible Securities Fund                 $0                            0                           $0
(acquiring)                             (Primary A)                  (Primary A)                  (Primary A)
(Fund C)                                    $0                            0                           $0
                                       (Investor A)                 (Investor A)                 (Investor A)
                                            $0                            0                           $0
                                       (Investor B)                 (Investor B)                 (Investor B)
                                            $0                            0                           $0
                                       (Investor C)                 (Investor C)                 (Investor C)

Pro Forma Combined Fund               $222,060,754.26              25,247,837.79                    $8.79
(Fund A + Fund C)                       (Primary A)                  (Primary A)                  (Primary A)
                                      $ 23,251,969.91               2,651,558.58                    $8.77
                                       (Investor A)                 (Investor A)                 (Investor A)

Fund                                    Net Assets               Shares Outstanding        Net Asset Value Per Share
                                      $38,096,201.87                4,352,251.50                     $8.75
                                       (Investor B)                 (Investor B)                 (Investor B)
                                       $2,518,250.08                 283,864.42                      $8.87
                                       (Investor C)                 (Investor C)                 (Investor C)

Pro Forma Combined Fund               $106,974,806.60               6,777,877.10                    $15.78
(Fund B + Fund C)                       (Primary A)                  (Primary A)                  (Primary A)
                                      $311,631,032.49               19,763,447.42                   $15.77
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $72,141,849.35                4,618,945.65                    $15.62
                                       (Investor B)                 (Investor B)                 (Investor B)
                                      $14,496,112.98                 918,824.97                     $15.78
                                       (Investor C)                 (Investor C)                 (Investor C)

Pro Forma Combined Fund               $329,035,560.86               20,847,549.66                   $15.78
(Fund A + Fund B + Fund C)              (Primary A)                  (Primary A)                  (Primary A)
                                      $334,883,002.40               21,238,072.98                   $15.77
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $110,238,051.22               7,058,088.64                    $15.62
                                       (Investor B)                 (Investor B)                 (Investor B)
                                      $17,014,363.06                1,078,442.31                    $15.78
                                       (Investor C)                 (Investor C)                 (Investor C)

--------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                        $72,645,866.08                2,813,084.55                    $25.82
(Fund A)                                (Primary A)                  (Primary A)                  (Primary A)
                                      $565,859,478.73               22,047,793.48                   $25.67
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $74,743,844.22                2,980,507.63                    $25.08
                                       (Investor B)                 (Investor B)                 (Investor B)
                                      $17,176,564.61                 687,032.84                     $25.00
                                       (Investor C)                 (Investor C)                 (Investor C)

Strategic Growth Fund                $1,077,825,291.00              89,799,077.65                   $12.00
(Fund B)                                (Primary A)                  (Primary A)                  (Primary A)
                                      $25,982,438.56                2,171,191.46                    $11.97
                                       (Investor A)                 (Investor A)                 (Investor A)
                                       $6,440,127.81                 546,518.66                     $11.78
                                       (Investor B)                 (Investor B)                 (Investor B)
                                       $2,221,455.91                 188,368.05                     $11.79
                                       (Investor C)                 (Investor C)                 (Investor C)

Strategic Growth Fund                       $0                            0                           $0
(acquiring)                             (Primary A)                  (Primary A)                  (Primary A)
(Fund C)                                    $0                            0                           $0
                                       (Investor A)                 (Investor A)                 (Investor A)
                                            $0                            0                           $0
                                       (Investor B)                 (Investor B)                 (Investor B)
                                            $0                            0                           $0
                                       (Investor C)                 (Investor C)                 (Investor C)

Pro Forma Combined Fund               $72,645,866.08                2,813,084.55                    $25.82
(Fund A + Fund C)                       (Primary A)                  (Primary A)                  (Primary A)
                                      $565,859,478.73               22,047,793.48                   $25.66
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $74,743,844.22                2,980,507.63                    $25.07
                                       (Investor B)                 (Investor B)                 (Investor B)
                                      $17,176,564.61                 687,032.84                     $25.00
                                       (Investor C)                 (Investor C)                 (Investor C)

Pro Forma Combined Fund              $1,077,825,291.00              89,799,077.65                   $12.00
(Fund B + Fund C)                       (Primary A)                  (Primary A)                  (Primary A)
                                      $25,982,438.56                2,171,191.46                    $11.97
                                       (Investor A)                 (Investor A)                 (Investor A)
                                       $6,440,127.81                 546,518.66                     $11.78
                                       (Investor B)                 (Investor B)                 (Investor B)
                                       $2,221,455.91                 188,368.05                     $11.79
                                       (Investor C)                 (Investor C)                 (Investor C)

Fund                                    Net Assets               Shares Outstanding        Net Asset Value Per Share
Pro Forma Combined Fund              $1,150,471,157.08              95,851,572.26                   $12.00
(Fund A + Fund B + Fund C)              (Primary A)                  (Primary A)                  (Primary A)
                                      $591,841,917.29               49,456,563.27                   $11.97
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $81,183,972.03                6,889,390.54                    $11.78
                                       (Investor B)                 (Investor B)                 (Investor B)
                                      $19,398,020.52                1,644,852.50                    $11.79
                                       (Investor C)                 (Investor C)                 (Investor C)

----------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund                $97,169,503.40                10,426,664.22                    $9.32
(Fund A)                                (Primary A)                  (Primary A)                  (Primary A)
                                      $17,660,466.20                1,920,205.69                     $9.20
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $12,979,042.67                1,505,901.25                     $8.62
                                       (Investor B)                 (Investor B)                 (Investor B)
                                        $440,417.41                   49,945.76                      $8.82
                                       (Investor C)                 (Investor C)                 (Investor C)

Capital Growth Fund                   $440,972,243.07               57,345,331.21                    $7.69
(Fund B)                                (Primary A)                  (Primary A)                  (Primary A)
                                      $29,701,663.53                3,934,267.34                     $7.55
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $39,765,258.98                5,755,381.73                     $6.91
                                       (Investor B)                 (Investor B)                 (Investor B)
                                       $2,988,130.57                 427,692.61                      $6.99
                                       (Investor C)                 (Investor C)                 (Investor C)

Capital Growth Fund                         $0                            0                           $0
(acquiring)                             (Primary A)                  (Primary A)                  (Primary A)
(Fund C)                                    $0                            0                           $0
                                       (Investor A)                 (Investor A)                 (Investor A)
                                            $0                            0                           $0
                                       (Investor B)                 (Investor B)                 (Investor B)
                                            $0                            0                           $0
                                       (Investor C)                 (Investor C)                 (Investor C)

Pro Forma Combined Fund               $97,169,503.40                10,426,664.22                    $9.32
(Fund A + Fund C)                       (Primary A)                  (Primary A)                  (Primary A)
                                      $17,660,466.20                1,920,205.69                     $9.20
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $12,979,042.67                1,505,901.25                     $8.62
                                       (Investor B)                 (Investor B)                 (Investor B)
                                        $440,417.41                   49,945.76                      $8.82
                                       (Investor C)                 (Investor C)                 (Investor C)

Pro Forma Combined Fund               $440,972,243.07               57,345,331.21                    $7.69
(Fund B + Fund C)                       (Primary A)                  (Primary A)                  (Primary A)
                                      $29,701,663.53                3,934,267.34                     $7.55
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $39,765,258.98                5,755,381.73                     $6.91
                                       (Investor B)                 (Investor B)                 (Investor B)
                                       $2,988,130.57                 427,692.61                      $6.99
                                       (Investor C)                 (Investor C)                 (Investor C)

Pro Forma Combined Fund               $538,141,746.47               69,981,540.05                    $7.69
(Fund A + Fund B + Fund C)              (Primary A)                  (Primary A)                  (Primary A)
                                      $47,362,129.73                6,273,563.77                     $7.55
                                       (Investor A)                 (Investor A)                 (Investor A)
                                      $52,744,301.65                7,633,889.43                     $6.91
                                       (Investor B)                 (Investor B)                 (Investor B)
                                       $3,428,547.98                 490,729.77                      $6.99
                                       (Investor C)                 (Investor C)                 (Investor C)

                                 VOTING MATTERS

General Information

        This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meetings by the Boards. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Trust, the Company and Reserves also may solicit proxies by telephone or otherwise. Shareholders may submit their proxy: (1) by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) in the enclosed postage-paid envelope; (2) by fax, by marking, signing, dating and faxing the enclosed proxy ballot(s) to ADP Proxy Services at (704) 388-2641; (3) by phone at (800) 690-6903; or (4) by on-line voting at www.proxyvote.com. Any shareholder submitting a proxy may revoke it at any time before it is exercised at the Meetings by submitting a written notice of revocation addressed to Nations Funds at the address shown on the cover page of this Proxy/Prospectus, or a subsequently executed proxy or by attending the Meetings and voting in person.

        Supplementary solicitations may be made by mail, telephone, telegraph, facsimile, electronic means or by personal interview by representatives of the Trust, the Company, Reserves or Nations Funds Trust. In addition, ___________ may be paid on a per-call basis to solicit shareholders on behalf of the Funds at an anticipated cost of approximately $______ (for Equity Income Fund), $_______ (for Convertible Securities Fund), $______ (for Blue Chip Fund), $______ (for Strategic Growth Fund), $______ (for Aggressive Growth Fund) and $______ (for Capital Growth Fund).

        Only shareholders of record at the close of business on December 28, 2001 will be entitled to vote at the Meetings. On that date the following were the number shares outstanding and entitled to vote for each Fund. Each whole and fractional share of a Fund is entitled to a whole or fractional vote.

        __________ shares of the Equity Income Fund;
        __________ shares of the Convertible Securities Fund;
        __________ shares of the Blue Chip Fund;
        __________ shares of the Strategic Growth Fund;
        __________ shares of the Aggressive Growth Fund;
        __________ shares of the Capital Growth Fund.

        If the accompanying proxy ballot(s) is executed and returned in time for the Meetings, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meetings.

Quorum

        A quorum is constituted with respect to a Fund by the presence in person or by proxy of the holders of more than one-half of the outstanding shares of the Fund entitled to vote at the Meetings. For purposes of determining the presence of a quorum for transacting business at the Meetings, abstentions will be treated as shares that are present at the Meetings but which have not been voted. Accordingly, abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated the same as abstentions.

        In the event that a quorum is not present at the Meetings, or in the event that a quorum is present at the Meetings but sufficient votes to approve the Reorganization Agreement are not received by a Fund, one or more adjournment(s) may be proposed to permit further solicitation of proxies in order to obtain a requisite vote. All Meetings may be adjourned for a reasonable period of time, except for the Equity Income Fund's Meeting, which may be adjourned to no more than 120 days from the record date of December 28, 2001. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meetings in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s).


Shareholder Approval

        For the Aggressive Growth Fund, Capital Growth Fund and Strategic Growth Fund, their Reorganization Agreement must be approved by the affirmative vote of at least a majority of the outstanding shares of a Fund. For the Blue Chip Fund and Convertible Securities Fund, their Reorganization Agreement must be approved by the affirmative vote of at least a majority of the shares of a Fund present in person or by proxy. For Equity Income Fund, their Reorganization Agreement must be approved by the affirmative vote of at least a majority of the shares of the Fund present in person or by proxy, and to dissolve the Trust the affirmative vote of at least a majority of the outstanding shares of the Trust voting in the aggregate.

        The Reorganization of any Fund is not conditioned upon the Reorganization of any other Fund. Accordingly, it is possible that one or more Fund(s)' shareholders will not approve the Reorganization and such Fund(s) will not be reorganized. In this event, the Board(s) will consider what further action is appropriate.

        A vote of the shareholders of the Acquiring Funds is not being solicited, since their approval or consent is not necessary for the Reorganization.

Principal Shareholders

        The table below shows the name, address and share ownership of each person known to the Trust to have ownership with respect to 5% or more of a class of a Fund as of November 30, 2001. Each shareholder is known to own as of record the shares indicated below. Any shareholder known to the Trust to own such shares beneficially is designated by an asterisk.

        [insert 5% table when complete by PFPC]

        For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class. As of December 28, 2001, Bank of America had voting control of _____% of the outstanding shares of [insert Fund name]. Accordingly, Bank of America may be considered to "control" such Funds. The address of Bank of America is: 1401 Elm Street, 11th Floor, Dallas, TX 75202-2911. Bank of America's control is likely to increase the chance that the Funds' shareholders will approve the proposed items.

        As of December 28, 2001, the officers and Trustees of the Trust as a group did not own more than 1% of any class of any Fund.

Annual Meetings and Shareholder Meetings

        Neither the Trust, the Company, Reserves nor Nations Funds Trust presently holds annual meetings of shareholders for the election of Trustees and other business unless otherwise required by the 1940 Act.

              ADDITIONAL INFORMATION ABOUT THE TRUST, THE COMPANY,
                        RESERVES AND NATIONS FUNDS TRUST

Financial Statements

        The audited financial statements and financial highlights for shares of the Funds for the annual period ended March 31, 2001, and unaudited financial statements for shares of the Funds for the semi-annual period ended September 30, 2001, are incorporated by reference in their prospectuses or statements of additional information, or in the SAI related to this Proxy/ Prospectus.

        The annual financial statements and financial highlights of the Funds for the year ended March 31, 2001 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon, and have been incorporated by reference in the SAI to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

Other Business

        The Boards know of no other business to be brought before the Meetings. However, if any other matters properly come before the Meetings, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Inquiries

        Shareholders may find more information about the Funds and Acquiring Funds in the following documents:

        . Annual and semi-annual reports The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period. Because the Acquiring Funds are new portfolios, they have not yet completed a fiscal year and, accordingly, do not yet have an annual or semi-annual report.

        . Statement of Additional Information The SAI for the Funds and Acquiring Funds contains additional information about the Funds and Acquiring Funds and their policies. The SAI is legally part of their prospectuses (it is incorporated by reference). Copies have been filed with the SEC.

              Shareholders may obtain free copies of these documents, request other information about the Funds or Acquiring Funds and make shareholder inquiries by contacting Nations Funds:

              By telephone: (800) 321-7854

              By mail:
              Nations Funds
              c/o Stephens Inc.
              One Bank of America Plaza
              33/rd/ Floor
              Charlotte, NC 28255

              On the Internet: www.nations-funds.com
                               ----------------------

              Information about the Funds and Acquiring Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and
                                                     ------------------
              copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public
                       ------------------
              Reference Section, Washington, D.C. 20549-0102.

                                   APPENDIX A

                                    Glossary

Term Used in Proxy/Prospectus                 Definition
-----------------------------                 ----------
1933 Act..................................    Securities Act of 1933, as amended
1934 Act .................................    Securities Exchange Act of 1934, as amended
1940 Act .................................    Investment Company Act of 1940, as amended
Acquiring Fund(s) ........................    Convertible Securities Fund (acquiring), Strategic Growth Fund
                                              (acquiring) and Capital Growth Fund (acquiring) (each a Fund of
                                              Nations Funds Trust)
Adviser ..................................    BA Advisors and/or BACAP, as the context may require
Aggressive Growth Fund ...................    Nations Aggressive Growth Fund
BA Advisors ..............................    Banc of America Advisors, LLC
BACAP ....................................    Banc of America Capital Management, LLC
Bank of America ..........................    Bank of America, N.A.
Blue Chip Fund ...........................    Nations Blue Chip Fund
Board ....................................    Any one Board of Trustees/Directors of the Trust, the Company
                                              Reserves or Nations Funds Trust
Boards ...................................    One or more of the Boards of Trustees/Directors of the Trust, the Company Reserves or Nations Funds Trust
Capital Growth Fund ......................    Nations Capital Growth Fund
Capital Growth Fund (acquiring) ..........    The Acquiring Fund that will acquire the assets and liabilities of the Aggressive Growth Fund and Capital Growth Fund
Closing ..................................    Closing of the Reorganization, expected to occur on or about May
                                              10, 2002
Code .....................................    Internal Revenue Code of 1986, as amended
Company ..................................    Nations Fund, Inc.
Convertible Securities Fund ..............    Nations Convertible Securities Fund
Convertible Securities Fund (acquiring) ..    The Acquiring Fund that will acquire the assets and liabilities of the Equity Income Fund and Convertible Securities Fund
Equity Income Fund .......................    Nations Equity Income Fund
Fund(s) ..................................    Nations Equity Income Fund, Nations Convertible Securities Fund,
                                              Nations Blue Chip Fund, Nations Strategic Growth Fund, Nations
                                              Aggressive Growth Fund and Nations Capital Growth Fund
Master Portfolio .........................    Either or both Nations Blue Chip Master Portfolio or Nations
                                              Strategic Growth Master Portfolio, as the context requires
Meeting(s) ...............................    The shareholder meetings of the Funds that will be jointly held at 10:00 a.m., Eastern time, on March 28, 2002, at One Bank of
                                              America Plaza, 101 South Tryon Street, 33rd Floor, Charlotte,
                                              North Carolina
Nations Funds or Nations Funds Family ....    The fund complex that is comprised of the Companies
Proxy/Prospectus .........................    This Combined Proxy Statement/Prospectus
Reorganization ...........................    The reorganization of the Fund(s) into the Acquiring Fund(s)
Reorganization Agreement(s) ..............    One or more of the: Agreement and Plan of Reorganization dated
                                              January 1, 2002 by and between Nations Fund Trust, on behalf of its Funds, and Nations Funds Trust, on behalf of the
                                              Acquiring Funds; Agreement and Plan of Reorganization dated
                                              January 1, 2002 by and between Nations Fund, Inc., on
                                              behalf of its Funds, and Nations Funds Trust, on behalf of the
                                              Acquiring Funds; and Agreement and Plan of Reorganization dated
                                              January 1, 2002 by and between Nations Reserves, on behalf of its
                                              Funds, and Nations Funds Trust, on behalf of the Acquiring Funds


Reserves.................................   The Capitol Mutual Funds d/b/a Nations Reserves
SEC .....................................   United States Securities and Exchange Commission
Strategic Growth Fund ...................   Nations Strategic Growth Fund
Strategic Growth Fund (acquiring) .......   The Acquiring Fund that will acquire the assets and liabilities of the Blue Chip Fund and Strategic Growth Fund
Trust ...................................   Nations Fund Trust

                                   APPENDIX B

               Expense Summaries of the Funds and Acquiring Funds

         The following tables describe the fees and expenses associated with holding Fund and Acquiring Fund shares. In particular, the tables (a) compare the fees and expenses as of August 31, 2001, for each class of each Fund and the corresponding class of the Acquiring Fund, and (b) show the estimated fees and expenses for each combined Acquiring Fund on a pro forma basis after giving effect to the Reorganization.

         It is possible that one of the two Funds involved in a Reorganization may not approve the Reorganization. However, the fee presentations reflecting those possible scenarios are not shown because in each case fees for the Acquiring Fund would remain exactly the same as that of the Fund prior to the Reorganization.

         The fund operating expense levels shown in this Proxy/Prospectus assume net asset levels as of August 31, 2001; pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown.

IF BOTH EQUITY INCOME FUND AND CONVERTIBLE SECURITIES FUND ARE REORGANIZED:

Primary A Shares

                                                                              Convertible      Convertible
                                                             Equity Income    Securities       Securities Fund
                                                             Fund             Fund             (acquiring)
                                                             ----             -----------      -----------
Shareholder Fees
(fees paid directly from your investment)
 .   Maximum sales charge (load) imposed on
    purchases, as a % of offering price ...............      none             none             none
 .   Maximum deferred sales charge (load) as a % of
    the lower of the original purchase price or net
    asset value .......................................      none             none             none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 .   Management fees ...................................      0.65%            0.65%            0.65%
 .   Other expenses ....................................      0.35%            0.34%            0.30%
                                                             ----             ----             ----
 .   Total annual Fund operating expenses ..............      1.00%            0.99%            0.95%
                                                             ====             ====             ====


Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; and the fund's operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Equity Income Fund                               $102             $318              $552             $1,225
Convertible Securities Fund                      $101             $315              $547             $1,213
Convertible Securities Fund (acquiring)          $ 97             $303              $525             $1,166

IF BOTH BLUE CHIP FUND AND STRATEGIC GROWTH FUND ARE REORGANIZED:

Primary A Shares

                                                                                  Strategic Growth     Strategic Growth
                                                             Blue Chip Fund       Fund                 Fund (acquiring)
                                                             --------------       ----------------     ----------------
Shareholder Fees
(fees paid directly from your investment)
 .    Maximum sales charge (load) imposed on purchases,
     as a % of offering price .............................  none                 none                 none
 .    Maximum deferred sales charge (load) as a % of
     the lower of the original purchase price or net asset
     value ................................................  none                 none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 .    Management fees ......................................  0.65%                0.65%                0.65%
 .    Other expenses .......................................  0.32%                0.30%                0.28%
                                                             -----                -----                -----
 .    Total annual Fund operating expenses .................  0.97%                0.95%                0.93%
                                                             =====                =====                =====

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; and the fund's operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years         5 years            10 years
Blue Chip Fund                                   $99              $309            $536               $1,190
Strategic Growth Fund                            $97              $303            $525               $1,166
Strategic Growth Fund (acquiring)                $95              $296            $515               $1,143

IF BOTH AGGRESSIVE GROWTH FUND AND CAPITAL GROWTH FUND ARE REORGANIZED:

Primary A Shares


                                                             Aggressive Growth    Capital Growth       Capital Growth
                                                             Fund                 Fund                 Fund (acquiring)
                                                             ----                 ----------------     ----------------
Shareholder Fees
(fees paid directly from your investment)
 .    Maximum sales charge (load) imposed on purchases,
     as a % of offering price .............................  none                 none                 none
 .    Maximum deferred sales charge (load) as a % of
     the lower of the original purchase price or net asset
     value ................................................  none                 none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 .    Management fees ......................................  0.65%                0.65%                0.65%
 .    Other expenses .......................................  0.44%                0.31%                0.30%
                                                             -----                -----                -----
 .    Total annual Fund operating expenses .................  1.09%                0.96%                0.95%
                                                             =====                =====                =====


Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; and the fund's operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Aggressive Growth Fund                           $111             $347              $601             $1,329
Capital Growth Fund                              $ 98             $306              $531             $1,178
Capital Growth Fund (acquiring)                  $ 97             $303              $525             $1,166

IF BOTH EQUITY INCOME FUND AND CONVERTIBLE SECURITIES FUND ARE REORGANIZED:

Investor A Shares

                                                                                Convertible        Convertible
                                                                Equity Income   Securities         Securities Fund
                                                                Fund            Fund               (acquiring)
                                                                ----            ----------------   -----------
Shareholder Fees
(fees paid directly from your investment)
 .    Maximum sales charge (load) imposed on
     purchases, as a % of offering price .....................  5.75%           5.75%              5.75%
 .    Maximum deferred sales charge (load) as a % of the
     lower of the original purchase price or net asset
     value/1/ ................................................  none            none               none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 .    Management fees .........................................  0.65%           0.65%              0.65%
 .    Distribution (12b-1) and Shareholder servicing fees .....  0.25%           0.25%              0.25%
 .    Other expenses ..........................................  0.35%           0.34%              0.30%
                                                                -----           -----              -----
 .    Total annual Fund operating expenses ....................  1.25%           1.24%              1.20%
                                                                =====           =====              =====

______________________________
/1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; and the fund's operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                     1 year    3 years   5 years    10 years
Equity Income Fund                       $695      $949      $1,223     $2,002
Convertible Securities Fund              $694      $946      $1,218     $1,992
Convertible Securities Fund (acquiring)  $690      $935      $1,198     $1,949

IF BOTH BLUE CHIP FUND AND STRATEGIC GROWTH FUND ARE REORGANIZED:

Investor A Shares

                                                                                  Strategic Growth   Strategic Growth
                                                                 Blue Chip Fund   Fund               Fund (acquiring)
                                                                 --------------   ----------------   ----------------
Shareholder Fees
(fees paid directly from your investment)
 .    Maximum sales charge (load) imposed on
     purchases, as a % of offering price .....................   5.75%            5.75%              5.75%
 .    Maximum deferred sales charge (load) as a % of the
     lower of the original purchase price or net asset
     value/1/ ................................................   none             none               none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 .    Management fees .........................................   0.65%            0.65%              0.65%
 .    Distribution (12b-1) and Shareholder servicing fees .....   0.25%            0.25%              0.25%
 .    Other expenses ..........................................   0.32%            0.30%              0.28%
                                                                 -----            -----              -----
 .    Total annual Fund operating expenses ....................   1.22%            1.20%              1.18%
                                                                 =====            =====              =====

______________________________
/1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; and the fund's operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                    1 year    3 years    5 years    10 years
Blue Chip Fund                          $692      $941       $1,208     $1,970
Strategic Growth Fund                   $690      $935       $1,198     $1,949
Strategic Growth Fund (acquiring)       $688      $929       $1,188     $1,927

IF BOTH AGGRESSIVE GROWTH FUND AND CAPITAL GROWTH FUND ARE REORGANIZED:

Investor A Shares

                                                                      Aggressive           Capital              Capital Growth
                                                                      Growth Fund          Growth Fund          Fund (acquiring)
                                                                      -----------          -----------          ----------------
Shareholder Fees
(fees paid directly from your investment)
 .    Maximum sales charge (load) imposed on purchases,
     as a % of offering price...................................      5.75%                5.75%                5.75%
 .    Maximum deferred sales charge (load) as a % of
     the lower of the original purchase price or net asset
     value/1/ ..................................................      none                 none                 none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 .    Management fees ...........................................      0.65%                0.65%                0.65%
 .    Distribution (12b-1) and Shareholder servicing fees .......      0.25%                0.25%                0.25%
 .    Other expenses ............................................      0.44%                0.31%                0.30%
                                                                      -----                -----                -----
 .    Total annual Fund operating expenses ......................      1.34%                1.21%                1.20%
                                                                      =====                =====                =====

______________________________
/1/A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.


Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; and the fund's operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Aggressive Growth Fund                           $704             $976              $1,268           $2,098
Capital Growth Fund                              $691             $938              $1,203           $1,960
Capital Growth Fund (acquiring)                  $690             $935              $1,198           $1,949

IF BOTH EQUITY INCOME FUND AND CONVERTIBLE SECURITIES FUND ARE REORGANIZED:

Investor B Shares

                                                                                        Convertible          Convertible
                                                                     Equity Income      Securities           Securities Fund
                                                                     Fund               Fund                 (acquiring)
                                                                     -------------      -----------          ----------------
Shareholder Fees
(fees paid directly from your investment)
 .    Maximum sales charge (load) imposed on purchases,
     as a % of offering price...................................     none               none                 none
 .    Maximum deferred sales charge (load) as a % of
     the lower of the original purchase price or net asset
     value/1/ ..................................................     5.00%              5.00%                5.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 .    Management fees ...........................................     0.65%              0.65%                0.65%
 .    Distribution (12b-1) and Shareholder servicing fees .......     1.00%              1.00%                1.00%
 .    Other expenses ............................................     0.35%              0.34%                0.30%
                                                                     ----               ----                 ----
 .    Total annual Fund operating expenses ......................     2.00%              1.99%                1.95%
                                                                     ====               ====                 ====


______________________________
/1/ This charge decreases over time. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; and the fund's operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Equity Income Fund                               $703             $927              $1,278           $2,134
Convertible Securities Fund                      $702             $924              $1,273           $2,123
Convertible Securities Fund (acquiring)          $698             $912              $1,252           $2,080

If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                             1 year           3 years           5 years          10 years
Equity Income Fund                               $203             $627              $1,078           $2,134
Convertible Securities Fund                      $202             $624              $1,073           $2,123
Convertible Securities Fund (acquiring)          $198             $612              $1,052           $2,080

IF BOTH BLUE CHIP FUND AND STRATEGIC GROWTH FUND ARE REORGANIZED:

Investor B Shares

                                                                                        Strategic Growth     Strategic Growth
                                                                     Blue Chip Fund     Fund                 Fund (acquiring)
                                                                     --------------     ----------------     ----------------
Shareholder Fees
(fees paid directly from your investment)
 .    Maximum sales charge (load) imposed on purchases,
     as a % of offering price...................................     none               none                 none
 .    Maximum deferred sales charge (load) as a % of
     the lower of the original purchase price or net asset
     value/1/ ..................................................     5.00%              5.00%                5.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 .    Management fees ...........................................     0.65%              0.65%                0.65%
 .    Distribution (12b-1) and Shareholder servicing fees .......     1.00%              1.00%                1.00%
 .    Other expenses ............................................     0.32%              0.30%                0.28%
                                                                     ----               ----                 ----
 .    Total annual Fund operating expenses ......................     1.97%              1.95%                1.93%
                                                                     ====               ====                 ====

_______________________________
/1/ This charge decreases over time. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; and the fund's operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Blue Chip Fund                                   $700             $918              $1,262           $2,102
Strategic Growth Fund                            $698             $912              $1,252           $2,080
Strategic Growth Fund (acquiring)                $696             $906              $1,242           $2,059

If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                             1 year           3 years           5 years          10 years
Blue Chip Fund                                   $200             $618              $1,062           $2,102
Strategic Growth Fund                            $198             $612              $1,052           $2,080
Strategic Growth Fund (acquiring)                $196             $606              $1,042           $2,059

IF BOTH AGGRESSIVE GROWTH FUND AND CAPITAL GROWTH FUND ARE REORGANIZED:

Investor B Shares

                                                                Aggressive     Capital Growth     Capital Growth
                                                                Growth Fund    Fund               Fund (acquiring)
                                                                -----------    --------------     ----------------
Shareholder Fees
(fees paid directly from your investment)
 .  Maximum sales charge (load) imposed on purchases, as a %
   of offering price ........................................   none           none               none
 .  Maximum deferred sales charge (load) as a % of the lower
   of the original purchase price or net asset value/1/ .....   5.00%          5.00%              5.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 .  Management fees ..........................................   0.65%          0.65%              0.65%
 .  Distribution (12b-1) and Shareholder servicing fees ......   1.00%          1.00%              1.00%
 .  Other expenses ...........................................   0.44%          0.31%              0.30%
                                                                ----           ----               ----
 .  Total annual Fund operating expenses .....................   2.09%          1.96%              1.95%
                                                                ====           ====               ====

______________________________
/1/This charge decreases over time. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; and the fund's operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Aggressive Growth Fund                           $712             $955              $1,324           $2,229
Capital Growth Fund                              $699             $915              $1,257           $2,091
Capital Growth Fund (acquiring)                  $698             $912              $1,252           $2,080

If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                             1 year           3 years           5 years          10 years
Aggressive Growth Fund                           $212             $655              $1,124           $2,229
Capital Growth Fund                              $199             $615              $1,057           $2,091
Capital Growth Fund (acquiring)                  $198             $612              $1,052           $2,080

IF BOTH EQUITY INCOME FUND AND CONVERTIBLE SECURITIES FUND ARE REORGANIZED:

Investor C Shares

                                                                                  Convertible      Convertible
                                                                 Equity Income    Securities       Securities Fund
                                                                 Fund             Fund             (acquiring)
                                                                 ----             -----------      -----------
Shareholder Fees
(fees paid directly from your investment)
 .   Maximum sales charge (load) imposed on purchases,
    as a % of offering price .................................   none             none             none
 .   Maximum deferred sales charge (load) as a % of the lower
    of the original purchase price or net asset value/1/ .....   1.00%            1.00%            1.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 .   Management fees ..........................................   0.65%            0.65%            0.65%
 .   Distribution (12b-1) and Shareholder servicing fees ......   1.00%            1.00%            1.00%
 .   Other expenses ...........................................   0.35%            0.34%            0.30%
                                                                 ----             ----             ----
 .   Total annual Fund operating expenses .....................   2.00%            1.99%            1.95%
                                                                 ====             ====             ====

______________________________
/1/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; and the fund's operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Equity Income Fund                               $303             $627              $1,078           $2,327
Convertible Securities Fund                      $302             $624              $1,073           $2,317
Convertible Securities Fund (acquiring)          $298             $612              $1,052           $2,275

If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                             1 year           3 years           5 years          10 years
Equity Income Fund                               $203             $627              $1,078           $2,327
Convertible Securities Fund                      $202             $624              $1,073           $2,317
Convertible Securities Fund (acquiring)          $198             $612              $1,052           $2,275

IF BOTH BLUE CHIP FUND AND STRATEGIC GROWTH FUND ARE REORGANIZED:

Investor C Shares

                                                                                  Strategic Growth     Strategic Growth
                                                             Blue Chip Fund       Fund                 Fund (acquiring)
                                                             --------------       ----------------     ----------------
Shareholder Fees
(fees paid directly from your investment)
 .   Maximum sales charge (load) imposed on purchases, as
    a % of offering price ................................   none                 none                 none
 .   Maximum deferred sales charge (load) as a % of the
    lower of the original purchase price or net asset
    value/1/ .............................................   1.00%                1.00%                1.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 .   Management fees ......................................   0.65%                0.65%                0.65%
 .   Distribution (12b-1) and Shareholder servicing fees ..   1.00%                1.00%                1.00%
 .   Other expenses .......................................   0.32%                0.30%                0.28%
                                                             ----                 ----                 ----
 .   Total annual Fund operating expenses .................   1.97%                1.95%                1.93%
                                                             ====                 ====                 ====

______________________________
/1/This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; and the fund's operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Blue Chip Fund                                   $300             $618              $1,062           $2,296
Strategic Growth Fund                            $298             $612              $1,052           $2,275
Strategic Growth Fund (acquiring)                $296             $606              $1,042           $2,254

If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                             1 year           3 years           5 years          10 years
Blue Chip Fund                                   $200             $618              $1,062           $2,296
Strategic Growth Fund                            $198             $612              $1,052           $2,275
Strategic Growth Fund (acquiring)                $196             $606              $1,042           $2,254

IF BOTH AGGRESSIVE GROWTH FUND AND CAPITAL GROWTH FUND ARE REORGANIZED:

Investor C Shares

                                                                       Aggressive           Capital Growth       Capital Growth
                                                                       Growth Fund          Fund                 Fund (acquiring)
                                                                       ------------         ----------------     ----------------
Shareholder Fees
(fees paid directly from your investment)
 .    Maximum sales charge (load) imposed on purchases,
     as a % of offering price......................................    none                 none                 none
 .    Maximum deferred sales charge (load) as a % of
     the lower of the original purchase price or net asset
     value/1/ .....................................................    1.00%                1.00%                1.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 .    Management fees ..............................................    0.65%                0.65%                0.65%
 .    Distribution (12b-1) and Shareholder servicing fees ..........    1.00%                1.00%                1.00%
 .    Other expenses ...............................................    0.44%                0.31%                0.30%
                                                                       ----                 ----                 ----
 .    Total annual Fund operating expenses .........................    2.09%                1.96%                1.95%
                                                                       ====                 ====                 ====

_______________________________
/1/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.

Example
This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; and the fund's operating expenses remain the same as shown in the table above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year           3 years           5 years          10 years
Aggressive Growth Fund                           $312             $655              $1,124           $2,421
Capital Growth Fund                              $299             $615              $1,057           $2,285
Capital Growth Fund (acquiring)                  $298             $612              $1,052           $2,275

If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                             1 year           3 years           5 years          10 years
Aggressive Growth Fund                           $212             $655              $1,124           $2,421
Capital Growth Fund                              $199             $615              $1,057           $2,285
Capital Growth Fund (acquiring)                  $198             $612              $1,052           $2,275

                                   APPENDIX C

         Comparison of Fundamental Policies and Limitations of the Funds
                             and the Acquiring Funds

Fundamental Investment Policies and Limitations

Equity Income Fund, Aggressive Growth Fund, Capital            The Acquiring Funds may not:
Growth Fund and Strategic Growth Fund may not:
1.     Underwrite securities issued by any other person,       1.  Underwrite any issue of securities within the
       except to the extent that the purchase of                   meaning of the 1933 Act except when it might
       securities and the later disposition of such                technically be deemed to be an underwriter either
       securities in accordance with the Fund's                    (a) in connection with the disposition of a
       investment program may be deemed an                         portfolio security, or (b) in connection with the
       underwriting.  This restriction shall not limit a           purchase of securities directly from the issuer
       Fund's ability to invest in securities issued by            thereof in accordance with its investment
       other registered investment companies.                      objective.  This restriction shall not limit the
                                                                   Fund's ability to invest in securities issued by
                                                                   other registered investment companies.

2.     Invest in real estate or real estate limited            2.  Purchase or sell real estate, except a Fund may
       partnership interests.  (A Fund may, however,               purchase securities of issuers which deal or
       purchase and sell securities secured by real                invest in real estate and may purchase securities
       estate or interests therein or issued by issuers            which are secured by real estate or interests in
       which invest in real estate or interests                    real estate.
       therein.)  This restriction does not apply to
       real estate limited partnerships listed on a
       national stock exchange (e.g., the NYSE).

3.     Purchase or sell commodity contracts except that        3.  Purchase or sell commodities, except that a Fund
       each Fund may, to the extent appropriate under              may to the extent consistent with its investment
       its investment policies, purchase publicly traded           objective, invest in securities of companies that
       securities of companies engaging in whole or in             purchase or sell commodities or which invest in
       part in such activities, may enter into futures             such programs, and purchase and sell options,
       contracts and related options, may engage in                forward contracts, futures contracts, and options
       transactions on a when-issued or forward                    on futures contracts.  This limitation does not
       commitment basis, and may enter into forward                apply to foreign currency transactions including
       currency contracts in accordance with its                   without limitation forward currency contracts.
       investment policies.

4.     Make loans, except that a Fund may purchase and         4.  Make loans, except to the extent permitted by the
       hold debt instruments (whether such instruments             1940 Act, the rules and regulations thereunder
       are part of a public offering or privately                  and any exemptive relief obtained by the Funds.
       placed), may enter into repurchase agreements and
       may lend portfolio securities in accordance with
       its investment policies.

Equity Income Fund, Aggressive Growth Fund, Capital          The Acquiring Funds may not:
Growth Fund and Strategic Growth Fund may not:

5.   Borrow money or issue senior securities as              5.  Borrow money or issue senior securities except to
     defined in the 1940 Act except that (a) a Fund              the extent permitted by the 1940 Act, the rules
     may borrow money from banks for temporary                   and regulations thereunder and any exemptive
     purposes in amounts up to one-third of the value            relief obtained by the Funds.
     of such Fund's total assets at the time of
     borrowing, provided that borrowings in excess of
     5% of the value of such Fund's total assets will
     be repaid prior to the purchase of additional
     portfolio securities by such Fund, (b) a Fund may
     enter into commitments to purchase securities in
     accordance with the Fund's investment program,
     including delayed delivery and when-issued
     securities, which commitments may be considered
     the issuance of senior securities, and (c) a Fund
     may issue multiple classes of shares in
     accordance with SEC regulations or exemptions
     under the 1940 Act.  The purchase or sale of
     futures contracts and related options shall not
     be considered to involve the borrowing of money
     or issuance of senior securities.  Each Fund may
     enter into reverse repurchase agreements or
     dollar roll transactions.  The purchase or sale
     of futures contracts and related options shall
     not be considered to involve the borrowing of
     money or issuance of senior securities.

6.   Purchase any securities which would cause 25% or        6.  Purchase any securities which would cause 25% or
     more of the value of the Fund's total assets at             more of the value of its total assets at the time
     the time of such purchase to be invested in the             of purchase to be invested in the securities of
     securities of one or more issuers conducting                one or more issuers conducting their principal
     their principal activities in the same industry,            business activities in the same industry,
     provided that this limitation does not apply to             provided that: (a) there is no limitation with
     investments in obligations issued or guaranteed             respect to obligations issued or guaranteed by
     by the U.S. Government, any state or territory of           the U.S. Government, any state or territory of
     the United States, or any of their agencies,                the United States, or any of their agencies,
     instrumentalities or political subdivisions.  In            instrumentalities or political subdivisions, and
     addition, this limitation does not apply to                 (b) notwithstanding this limitation or any other
     investments by "money market funds" as that term            fundamental investment limitation, assets may be
     is used under the 1940 Act, in obligations of               invested in the securities of one or more
     domestic banks.                                             management investment copies to the extent
                                                                 permitted by the 1940 Act, the rules and
                                                                 regulations thereunder and any exemptive relief
                                                                 obtained by the Funds.

Equity Income Fund, Aggressive Growth Fund, Capital         The Acquiring Funds may not:
Growth Fund and Strategic Growth Fund may not:

7.  Purchase securities of any one issuer (other than       7.  Purchase securities (except securities issued or
    U.S. Government Obligations) if, immediately                guaranteed by the U.S. Government, its agencies
    after such purchase, more than 5% of the value of           or instrumentalities) of any one issuer if, as a
    such Fund's total assets would be invested in the           result, more than 5% of its total assets will be
    securities of such issuer, except that up to 25%            invested in the securities of such issuer or it
    of the value of the Fund's total assets may be              would own more than 10% of the voting securities
    invested without regard to these limitations and            of such issuer, except that (a) up to 25% of its
    with respect to 75% of such Fund's assets, such             total assets may be invested without regard to
    Fund will not hold more than 10% of the voting              these limitations and (b) a Fund's assets may be
    securities of any issuer.                                   invested in the securities of one or more
                                                                management investment companies to the extent
                                                                permitted by the 1940 Act, the rules and
                                                                regulations thereunder and any exemptive relief
                                                                obtained by the Funds.

Blue Chip Fund and Convertible Securities Fund may not:        The Acquiring Funds may not:

1.     Underwrite any issue of securities within the           1.  Underwrite any issue of securities within the
       meaning of the 1933 Act except when it might                meaning of the 1933 Act except when it might
       technically be deemed to be an underwriter either           technically be deemed to be an underwriter either
       (a) in connection with the disposition of a                 (a) in connection with the disposition of a
       portfolio security, or (b) in connection with the           portfolio security, or (b) in connection with the
       purchase of securities directly from the issuer             purchase of securities directly from the issuer
       thereof in accordance with its investment                   thereof in accordance with its investment
       objective.                                                  objective.  This restriction shall not limit the Fund's
                                                                   ability to invest in securities issued by other registered investment companies.

2.     Purchase or sell real estate, except a Fund may         2.  Purchase or sell real estate, except a Fund may purchase
       purchase securities of issuers which deal or invest         securities of issuers which deal or invest in real estate
       in real estate and may purchase securities which are        and may purchase securities which are secured by real
       secured by real estate or interests in real estate.         estate or interests in real estate.

3.     Purchase or sell commodities, except that a Fund        3.  Purchase or sell commodities, except that a Fund
       may to the extent consistent with its investment            may to the extent consistent with its investment
       objective, invest in securities of companies that           objective, invest in securities of companies that
       purchase or sell commodities or which invest in             purchase or sell commodities or which invest in
       such programs, and purchase and sell options,               such programs, and purchase and sell options,
       forward contracts, futures contracts, and options           forward contracts, futures contracts, and options
       on futures contracts.  This limitation does not             on futures contracts.  This limitation does not
       apply to foreign currency transactions including            apply to foreign currency transactions including
       without limitation forward currency contracts.              without limitation forward currency contracts.

4.     Make loans, except to the extent permitted by the       4.  Make loans, except to the extent permitted by the
       1940 Act.                                                   1940 Act, the rules and regulations thereunder
                                                                   and any exemptive relief obtained by the Funds.
5.     Borrow money, issue senior securities or                5.  Borrow money or issue senior securities except to
       mortgage, pledge or hypothecate its assets except           the extent permitted by the 1940 Act, the rules
       to the extent permitted under the 1940 Act.                 and regulations thereunder and any exemptive
                                                                   relief obtained by the Funds.

6.     Purchase any securities which would cause 25% or        6.  Purchase any securities which would cause 25% or
       more of the value of its total assets at the time           more of the value of its total assets at the time
       of purchase to be invested in the securities of             of purchase to be invested in the securities of
       one or more issuers conducting their principal              one or more issuers conducting their principal
       business activities in the same industry,                   business activities in the same industry,
       provided that: (a) there is no limitation with              provided that: (a) there is no limitation with
       respect to obligations issued or guaranteed by              respect to obligations issued or guaranteed by
       the U.S. Government, any state or territory of              the U.S. Government, any state or territory of
       the United States, or any of their agencies,                the United States, or any of their agencies,
       instrumentalities or political subdivisions, and            instrumentalities or political subdivisions, and
       (b) notwithstanding this limitation or any other            (b) notwithstanding this limitation or any other
       fundamental investment limitation, assets may be            fundamental investment limitation, assets may be
       invested in the securities of one or more                   invested in the securities of one or more
       diversified management investment companies to              management investment copies to the extent
       the extent permitted by the 1940 Act and the                permitted by the 1940 Act, the rules and
       rules and regulations thereunder.                           regulations thereunder and any exemptive relief
                                                                   obtained by the Funds.

Blue Chip Fund and Convertible Securities Fund may not:        The Acquiring Funds may not:

7.     Purchase securities (except securities issued or        7.  Purchase securities (except securities issued or
       guaranteed by the U.S. Government, its agencies             guaranteed by the U.S. Government, its agencies
       or instrumentalities) of any one issuer if, as a            or instrumentalities) of any one issuer if, as a
       result, more than 5% of its total assets will be            result, more than 5% of its total assets will be
       invested in the securities of such issuer or it             invested in the securities of such issuer or it
       would own more than 10% of the voting securities            would own more than 10% of the voting securities
       of such issuer, except that (a) up to 25% of its            of such issuer, except that (a) up to 25% of its
       total assets may be invested without regard to              total assets may be invested without regard to
       these limitations and (b) a Fund's assets may be            these limitations and (b) a Fund's assets may be
       invested in the securities of one or more                   invested in the securities of one or more
       diversified management investment companies to              management investment companies to the extent
       the extent permitted by the 1940 Act.                       permitted by the 1940 Act, the rules and
                                                                   regulations thereunder and any exemptive relief
                                                                   obtained by the Funds.

                       Statement of Additional Information
                             Dated January 14, 2002

                               NATIONS FUND TRUST
                               NATIONS FUND, INC.
                                NATIONS RESERVES
                               NATIONS FUNDS TRUST
                            One Bank of America Plaza
                       101 South Tryon Street, 33rd Floor
                         Charlotte, North Carolina 28255
                                 1-800-321-7854

March 28, 2001 Special Meeting of Shareholders of Nations Capital Growth Fund, Nations Aggressive Growth Fund, Nations Strategic Growth Fund, Nations Blue Chip Fund, Nations Convertible Securities Fund and Nations Equity Income Fund

     This SAI is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meetings of Shareholders of the Funds to be held on March 28, 2002. Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Nations Fund Trust, Nations Fund, Inc. and Nations Reserves at the address or telephone number set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.

Incorporation of Documents by Reference in Statement of Additional Information

     Further information about the Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares of the Funds is contained in (and incorporated herein by reference) the SAI for the Funds dated August 1, 2001, as supplemented.

     The Annual Reports for the Funds, including their audited financial statements and related Report of Independent Accountants for the year ended March 31, 2001 for the Funds are incorporated herein by reference. The Semi-Annual Reports for the Funds, including their unaudited financial statements for the period ended September 30, 2001 are incorporated herein by reference.

                                Table of Contents

General Information .........................................................  3

Introductory Note to Pro Forma Financial Information ........................  4

                               General Information

     The Reorganization contemplates the transfer of the assets and liabilities of the Funds to the Acquiring Funds in exchange for shares of designated classes of the corresponding Acquiring Funds of equal value.

     The shares issued by an Acquiring Fund will have an aggregate dollar value equal to the aggregate dollar value of the shares of each corresponding Fund that are outstanding immediately before the closing of the Reorganization.

     Immediately after the Closing, each Fund will distribute the shares of its corresponding Acquiring Fund received in the Reorganization to its shareholders in liquidation of such Fund. Each shareholder owning shares of an Fund at the Closing will receive shares of the designated class of the corresponding Acquiring Fund, and will receive any unpaid dividends or distributions that were declared before the Closing on the Funds' shares. Nations Funds Trust will establish an account for each former shareholder of the Funds reflecting the number of Acquiring Fund shares distributed to that shareholder. If the Reorganization Agreement is approved and consummated, the Funds will transfer all of their assets and liabilities, as of the Closing, and all outstanding shares of the Funds will be redeemed and canceled in exchange for shares of the corresponding Acquiring Fund. If shareholders of all other funds of Nations Fund Trust, Nations Fund, Inc. and Nations Reserves approve the reorganization of their fund, Nations Fund Trust, Nations Fund, Inc. and Nations Reserves will be de-registered under the 1940 Act and dissolved under state law.

            For further information about the transaction, see the Proxy/Prospectus.

              Introductory Note to Pro Forma Financial Information

     The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Funds to the Acquiring Funds accounted for as if the transfer had occurred as of September 30, 2001. In addition, the pro forma combined statement of operations has been prepared as if the transfer had occurred at the beginning of the fiscal year ended September 30, 2001 and is based upon the proposed fee and expense structure of the Acquiring Funds. The pro forma combined statement of operations has been prepared by adding the statement of operations for the fiscal year ended March 31, 2001 for the Funds to the statement of operations for the corresponding Acquiring Funds and making adjustments for changes in the expense structure of the combined fund.

     The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Funds and the Acquiring Funds included or incorporated herein by reference in this Statement of Additional Information. The combination of the above Funds and the Acquiring Funds will be accounted for as a tax-free reorganization.


     Pro forma information giving effect to the proposed transfer of assets and liabilities of the Strategic Growth Fund, Capital Growth Fund and Convertible Securities Fund to the Strategic Growth Fund (acquiring), Capital Growth Fund (acquiring) and Convertible Securities Fund (acquiring), respectively, is not presented in this SAI because these transactions would result in "shell" transactions with no change to the Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations of the Funds.

                 Nations Aggressive Growth Fund/Nations Capital Growth Fund/Nations Capital Growth Fund (acquiring)
                                      Pro Forma Combining Schedule of Investments (unaudited)
                                                          September 30, 2001

                                                                                                                       Nations
                                                                                                                       Capital
                                                                                                                       Growth
                                                                                           Nations      Nations         Fund
  Nations          Nations                                                                Aggressive    Capital      (acquiring)
Aggressive         Capital                                                                  Growth      Growth      Combined Pro
  Growth            Growth       Combined Pro                                                Fund        Fund           Forma
   Fund              Fund            Forma                                                  Value        Value          Value
  Shares            Shares          Shares                   Description                    (000)        (000)          (000)
---------------------------------------------------------------------------------------------------------------------------------
                                            Common stocks - 97.5%
                                            Aerospace and defense - 0.6%
          -          100,000         100,000 Boeing Company                                  $     -     $ 3,350       $ 3,350
                                                                                          -------------------------------------

                                            Apparel and textiles - 0.3%
     51,150                           51,150 Jones Apparel Group, Inc.+                        1,304                     1,304
                                                                                          -------------------------------------

                                            Beverages - 4.8%
                     194,650         194,650 Anheuser-Busch Companies, Inc.                                8,152         8,152
                     208,900         208,900 Coca-Cola Company                                             9,787         9,787
                     192,575         192,575 PepsiCo, Inc.                                                 9,340         9,340
                                                                                          -------------------------------------
                                                                                                          27,279        27,279
                                                                                          -------------------------------------

                                            Broadcasting and cable - 5.4%
     71,675          313,777         385,452 AOL Time Warner Inc.                              2,372      10,386        12,758
                     143,200         143,200 Clear Channel Communications, Inc.+                           5,692         5,692
                     265,250         265,250 Comcast Corporation, Class A+                                 9,515         9,515
     28,950           63,250          92,200 Viacom Inc., Class B+                               999       2,182         3,181
                                                                                          -------------------------------------
                                                                                               3,371      27,775        31,146
                                                                                          -------------------------------------

                                            Chemicals - Basic - 0.2%
     32,375                           32,375 Ecolab, Inc.                                      1,176                     1,176
                                                                                          -------------------------------------

                                            Commercial banking - 1.4%
     29,683          151,133         180,816 Citigroup Inc.                                    1,202       6,121         7,323
      5,430                            5,430 Commerce Bancorp, Inc.                              369                       369
                                                                                          -------------------------------------
                                                                                               1,571       6,121         7,692
                                                                                          -------------------------------------

                                            Computer services - 5.0%
                     117,625         117,625 Automatic Data Processing, Inc.                               5,533         5,533
                     196,925         196,925 Concord EFS, Inc.+                                            9,640         9,640
     78,225                           78,225 Convergys Corporation+                            2,172                     2,172
     26,175                           26,175 CSG Systems International, Inc.+                  1,073                     1,073
     24,175                           24,175 First Data Corporation                            1,408                     1,408
     59,675                           59,675 I2 Technologies Inc.+                               205                       205
     75,100                           75,100 Jack Henry & Associates, Inc.                     1,704                     1,704
     71,575                           71,575 KPMG Consulting Inc.+                               774                       774
     86,175          187,475         273,650 Sungard Data Systems, Inc.+                       2,014       4,381         6,395
                                                                                          -------------------------------------
                                                                                               9,350      19,554        28,904
                                                                                          -------------------------------------

                                            Computers and office equipment - 5.9%
     63,775          281,000         344,775 Dell Computer Corporation+                        1,182       5,207         6,389
     72,625          309,630         382,255 EMC Corporation+                                    853       3,638         4,491
     14,550          194,795         209,345 International Business Machines Corporation       1,343      17,980        19,323
     77,700          368,800         446,500 Sun Microsystems, Inc.+                             643       3,050         3,693
                                                                                          -------------------------------------
                                                                                               4,021      29,875        33,896
                                                                                          -------------------------------------

                                            Conglomerates - 1.0%
                     117,190         117,190 United Technologies Corporation                               5,449         5,449
                                                                                          -------------------------------------

                                            Construction - 0.4%
     25,650                           25,650 Jacobs Engineering Group Inc.+                    1,600                     1,600
     30,625                           30,625 The Shaw Group Inc.+                                863                       863
                                                                                          -------------------------------------
                                                                                               2,463                     2,463
                                                                                          -------------------------------------

                                            Consumer credit and mortgages - 4.1%
                      75,315          75,315 Fannie Mae                                                    6,030         6,030
                     113,400         113,400 Household International, Inc.                                 6,393         6,393
     42,900          146,565         189,465 MBNA Corporation                                  1,299       4,439         5,738
                      66,550          66,550 USA Education Inc.                                            5,518         5,518
                                                                                          -------------------------------------
                                                                                               1,299      22,380        23,679
                                                                                          -------------------------------------

                                            Consumer services - 0.3%
     64,900                           64,900 Harrah's Entertainment, Inc.+                     1,753                     1,753
                                                                                          -------------------------------------

                                            Department and discount stores - 4.6%
                     123,460         123,460 Target Corporation                                            3,920         3,920
     38,375          421,475         459,850 Wal-Mart Stores, Inc.                             1,900      20,863        22,763
                                                                                          -------------------------------------
                                                                                               1,900      24,783        26,683
                                                                                          -------------------------------------


                     Nations Aggressive Growth Fund/Nations Capital Growth Fund/Nations Capital Growth Fund (acquiring)
                                          Pro Forma Combining Schedule of Investments (unaudited)
                                                            September 30, 2001

                                                                                                                           Nations
                                                                                                                           Capital
                                                                                                                           Growth
                                                                                                    Nations    Nations      Fund
  Nations          Nations                                                                         Aggressive  Capital   (acquiring)
Aggressive         Capital                                                                           Growth    Growth   Combined Pro
  Growth            Growth       Combined Pro                                                         Fund      Fund        Forma
   Fund              Fund            Forma                                                           Value      Value       Value
  Shares            Shares          Shares                      Description                          (000)      (000)       (000)
------------------------------------------------------------------------------------------------------------------------------------
                                               Common stocks - (continued)
                                               Diversified manufacturing - 8.6%
       116,275          657,645         773,920 General Electric Company                             $ 4,326  $ 24,464    $ 28,790
        56,200          283,400         339,600 Sanmina Corporation+                                     763     3,849       4,612
        55,900          297,685         353,585 Tyco International Ltd.                                2,543    13,545      16,088
                                                                                                   --------------------------------
                                                                                                       7,632    41,858      49,490
                                                                                                   --------------------------------

                                               Electric power - Non nuclear - 0.8%
        38,725          171,000         209,725 Calpine Corporation+                                     883     3,901       4,784
                                                                                                   --------------------------------

                                               Electrical equipment - 0.1%
         9,700                            9,700 Honeywell International Inc.                             256                   256
                                                                                                   --------------------------------

                                               Food and drug stores - 0.2%
        31,750                           31,750 Safeway Inc.+                                          1,261                 1,261
                                                                                                   --------------------------------

                                               Housing and furnishing - 0.8%
                        141,750         141,750 Centex Corporation                                               4,781       4,781
                                                                                                   --------------------------------

                                               Insurance - 3.0%
        55,850          175,000         230,850 AFLAC, Inc.                                            1,508     4,725       6,233
        19,275          122,693         141,968 American International Group, Inc.                     1,503     9,570      11,073
                                                                                                   --------------------------------
                                                                                                       3,011    14,295      17,306
                                                                                                   --------------------------------

                                               Integrated oil - 1.3%
                         28,725          28,725 Chevron Corporation                                              2,434       2,434
                        125,350         125,350 Exxon Mobil Corporation                                          4,939       4,939
                                                                                                   --------------------------------
                                                                                                                 7,373       7,373
                                                                                                   --------------------------------

                                               Investment services - 2.3%
        18,600                           18,600 Goldman Sachs Group, Inc.                              1,327                 1,327
        26,850                           26,850 Lehman Brothers Holdings Inc.                          1,527                 1,527
        25,075          118,775         143,850 Merrill Lynch & Company, Inc.                          1,018     4,822       5,840
                         95,225          95,225 Morgan Stanley Dean Witter & Company                             4,414       4,414
                                                                                                   --------------------------------
                                                                                                       3,872     9,236      13,108
                                                                                                   --------------------------------

                                               Lodging and recreation - 0.7%
        41,750                           41,750 Marriott International, Inc., Class A                  1,394                 1,394
                        128,275         128,275 Starwood Hotels & Resorts Worldwide Inc.                         2,822       2,822
                                                                                                   --------------------------------
                                                                                                       1,394     2,822       4,216
                                                                                                   --------------------------------

                                               Medical devices and supplies - 5.8%
                        166,425         166,425 Baxter International Inc.                                        9,161       9,161
        47,475                           47,475 Caliper Technologies Corporation+                        439                   439
        18,250                           18,250 Cardinal Health, Inc.                                  1,350                 1,350
        29,350                           29,350 Guidant Corporation+                                   1,130                 1,130
        26,725          158,800         185,525 Johnson & Johnson                                      1,481     8,798      10,279
        56,125          190,450         246,575 Medtronic, Inc.                                        2,441     8,285      10,726
                         14,970          14,970 Zimmer Holdings Inc.+                                              415         415
                                                                                                   --------------------------------
                                                                                                       6,841    26,659      33,500
                                                                                                   --------------------------------

                                               Natural gas distribution - 0.7%
        42,957           54,800          97,757 El Paso Corporation                                    1,785     2,277       4,062
                                                                                                   --------------------------------

                                               Networking and telecommunications equipment - 2.2%
       149,550          656,320         805,870 Cisco Systems, Inc.+                                   1,822     7,994       9,816
        76,625                           76,625 Comverse Technology, Inc.+                             1,569                 1,569
        12,075                           12,075 QUALCOMM Inc.+                                           574                   574
        55,800                           55,800 Tekelec+                                                 735                   735
                                                                                                   --------------------------------
                                                                                                       4,700     7,994      12,694
                                                                                                   --------------------------------

                                               Oilfield services - 1.7%
        28,000          240,100         268,100 Nabors Industries, Inc.+                                 587     5,035       5,622
                         69,735          69,735 Schlumberger Ltd.                                                3,187       3,187
        31,175                           31,175 Smith International, Inc.+                             1,135                 1,135
                                                                                                   --------------------------------
                                                                                                       1,722     8,222       9,944
                                                                                                   --------------------------------





                Nations Aggressive Growth Fund/Nations Capital Growth Fund/Nations Capital Growth Fund (acquiring)
                                     Pro Forma Combining Schedule of Investments (unaudited)
                                                     September 30, 2001

                                                                                                                         Nations
                                                                                                                         Capital
                                                                                                                         Growth
                                                                                             Nations       Nations        Fund
    Nations        Nations                                                                  Aggressive     Capital     (acquiring)
  Aggressive       Capital                                                                    Growth       Growth     Combined Pro
    Growth          Growth     Combined Pro                                                    Fund         Fund          Forma
     Fund            Fund          Forma                                                      Value         Value         Value
    Shares          Shares        Shares                 Description                          (000)         (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
                                          Common stocks - (continued)
                                          Pharmaceuticals - 16.0%
       12,050        180,750       192,800 Amgen Inc.+                                          $ 708     $ 10,623       $ 11,331
                     159,700       159,700 Bristol-Myers Squibb Company                                      8,873          8,873
                      43,425        43,425 Eli Lilly and Company                                             3,504          3,504
       36,125                       36,125 Forest Laboratories, Inc.+                           2,607                       2,607
       58,600         91,450       150,050 Genentech, Inc.+                                     2,578        4,024          6,602
       38,025                       38,025 Genzyme Corporation+                                 1,727                       1,727
       13,875                       13,875 Gilead Sciences, Inc.+                                 779                         779
       16,675                       16,675 IDEC Pharmaceuticals Corporation+                      827                         827
       60,975                       60,975 IVAX Corporation+                                    1,352                       1,352
       23,950        174,440       198,390 Merck & Company, Inc.                                1,595       11,618         13,213
       11,200                       11,200 Myriad Genetics, Inc.+                                 343                         343
      108,925        608,591       717,516 Pfizer Inc.                                          4,369       24,405         28,774
       51,100                       51,100 Pharmacia Corporation                                2,073                       2,073
       13,250                       13,250 Protein Design Labs, Inc.+                             626                         626
       38,200                       38,200 Shire Pharmaceuticals Group plc, ADR+                1,539                       1,539
                     152,490       152,490 Schering-Plough Corporation                                       5,657          5,657
       36,725                       36,725 Watson Pharmaceuticals, Inc.+                        2,009                       2,009
                                                                                            --------------------------------------
                                                                                               23,132       68,704         91,836
                                                                                            --------------------------------------

                                          Semiconductors - 4.9%
       65,775                       65,775 Analog Devices, Inc.+                                2,150                       2,150
       61,200                       61,200 Applied Materials, Inc.+                             1,741                       1,741
      101,575        559,845       661,420 Intel Corporation                                    2,076       11,443         13,519
       31,775         90,100       121,875 Linear Technology Corporation                        1,042        2,955          3,997
       50,275                       50,275 SanDisk Corporation+                                   496                         496
                     147,800       147,800 Texas Instruments Inc.                                            3,692          3,692
                     117,200       117,200 Xilinx, Inc.+                                                     2,758          2,758
                                                                                            --------------------------------------
                                                                                                7,505       20,848         28,353
                                                                                            --------------------------------------

                                          Software - 6.0%
                       3,585         3,585 Ascential Software Corporation+                                      12             12
       18,950                       18,950 Autodesk, Inc.                                         608                         608
       29,150         83,225       112,375 Check Point Software Technologies Ltd.+                642        1,833          2,475
       55,500        412,155       467,655 Microsoft Corporation+                               2,839       21,090         23,929
       68,775        331,875       400,650 Oracle Corporation+                                    865        4,175          5,040
       44,575                       44,575 Quest Software, Inc.+                                  516                         516
       22,925         78,550       101,475 VERITAS Software Corporation+                          423        1,448          1,871
                                                                                            --------------------------------------
                                                                                                5,893       28,558         34,451
                                                                                            --------------------------------------

                                          Specialty stores - 3.2%
       41,825        110,000       151,825 Abercrombie & Fitch Company+                           736        1,935          2,671
       53,150        322,650       375,800 Circuit City Stores - Circuit City Group               638        3,872          4,510
       30,150        237,025       267,175 Home Depot, Inc.                                     1,156        9,094         10,250
       55,475                       55,475 The Men's Wearhouse, Inc.+                           1,003                       1,003
                                                                                            --------------------------------------
                                                                                                3,533       14,901         18,434
                                                                                            --------------------------------------

                                          Telecommunications services - 3.1%
       49,725                       49,725 Nextel Communications, Inc., Class A+                  430                         430
                     135,575       135,575 SBC Communications Inc.                                           6,388          6,388
                     230,000       230,000 Sprint Corporation (PCS Group)+                                   6,047          6,047
       58,075                       58,075 Western Wireless Corporation, Class A+               1,961                       1,961
                     200,350       200,350 WorldCom, Inc.-WorldCom Group+                                    3,013          3,013
                                                                                            --------------------------------------
                                                                                                2,391       15,448         17,839
                                                                                            --------------------------------------

                                          Tobacco - 2.1%
       32,400        217,400       249,800 Philip Morris Companies Inc.                         1,565       10,498         12,063
                                                                                            --------------------------------------

                                          Total common stocks
                                              (Cost $136,213 and $416,656, respectively)      105,584      454,941        560,525
                                                                                            --------------------------------------

  Shares         Shares         Shares
  (000)           (000)         (000)
-------------------------------------------
                                          Investment companies - 11.1%
                                              (Cost $19,907 and $43,933, respectively)
       19,907         43,933        63,840 Nations Cash Reserves#                              19,907       43,933         63,840
                                                                                            --------------------------------------
                                          Total investments - 108.6%
                                              (Cost $156,120 and $460,589, respectively)     $125,491    $ 498,874      $ 624,365
                                                                                            --------------------------------------
-----------------------------
+ Non-income producing security.
# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America
Capital Management, LLC.

 Nations Aggressive Growth Fund / Nations Capital Growth Fund / Nations Capital Growth Fund (acquiring)
                      Pro Forma Combining Statement of Net Assets (unaudited)
                                       September 30, 2001

                                                                                                                  Nations
                                                                                                                  Capital
                                                                                                                Growth Fund
                                                    Nations           Nations                                   (acquiring)
                                                   Aggressive         Capital     Adjustments to                  Proforma
                                                  Growth Fund       Growth Fund      Pro Forma                    Combined
                                                   (in 000's)       (in 000's)      (in 000's)                   (in 000's)
                                             ---------------------------------------------------------        ----------------------
Total Investments                               $     125,491    $     498,874      $        -                  $        624,365

Other Assets and Liabilities:
Receivable for investment securities sold               1,000           16,002                                            17,002
Receivable for Fund shares sold                             3              260                                               263
Dividends receivable                                       80              538                                               618
Interest receivable                                        13               25                                                38
Collateral for securities loaned                      (14,186)         (35,038)                                          (49,224)
Payable for Fund shares redeemed                         (112)            (644)                                             (756)
Investment advisory fee payable                           (62)            (256)                                             (318)
Administration fee payable                                (22)             (91)                                             (113)
Shareholder servicing and distribution
   fees payable                                           (21)             (63)                                              (84)
Due to custodian                                          -                (71)                                              (71)
Payable for investment securities purchased            (1,109)         (15,100)                                          (16,209)
Accrued Trustees' fees and expenses                       (43)             (73)                                             (116)
Accrued expenses and other liabilities                    (83)            (152)                                             (235)
                                             ---------------------------------------------------------        ----------------------
Total Other Assets and Liabilities                    (14,542)         (34,663)               -                          (49,205)
                                             ---------------------------------------------------------        ----------------------
Net Assets                                      $     110,949    $     464,211       $        -                  $       575,160
                                             =========================================================        ======================

Net Assets by Class:
Primary A                                       $  84,361,417    $ 399,867,969       $        -                  $   484,229,386
Investor A                                         15,178,769       26,436,613                -                       41,615,382
Investor B                                         11,038,286       35,296,525                -                       46,334,811
Investor C                                            370,176        2,609,916                -                        2,980,092
                                             ---------------------------------------------------------        ----------------------
                                                $ 110,948,648    $ 464,211,023       $        -                  $   575,159,671
                                             ---------------------------------------------------------        ----------------------

Shares Outstanding by Class:
Primary A                                          10,349,740       57,443,278          1,771,153   (a)               69,564,171
Investor A                                          1,887,380        3,869,108            334,987   (a)                6,091,475
Investor B                                          1,465,554        5,647,987            300,572   (a)                7,414,113
Investor C                                             48,039          413,002             10,533   (a)                  471,574
                                             ---------------------------------------------------------        ----------------------
                                                   13,750,713       67,373,375          2,417,245                     83,541,333
                                             ---------------------------------------------------------        ----------------------

Net Asset Value per Share by Class:
Primary A                                        $       8.15      $   6.96            $       -                   $          6.96
Investor A                                       $       8.04      $   6.83            $       -                   $          6.83
Investor B                                       $       7.53      $   6.25            $       -                   $          6.25
Investor C                                       $       7.71      $   6.32            $       -                   $          6.32




(a) Reflects the issuance of Nations Capital Growth Fund shares to holders of shares of Nations Aggressive Growth Fund.


                   See Notes to Pro Forma Financial Statements

    Nations Aggressive Growth Fund / Nations Capital Growth Fund / Nations Capital Growth Fund (acquiring)
                           Pro Forma Combining Statement of Operations (unaudited)
                               Twelve Month Period Ending September 30, 2001


                                                                                                                           Nations
                                                                                                                           Capital
                                                                                                                         Growth Fund
                                                                  Nations          Nations                               (acquiring)
                                                                 Aggressive        Capital        Adjustments to          Proforma
                                                                Growth Fund      Growth Fund         Pro Forma            Combined
                                                                 (in 000's)      (in 000's)         (in 000's)           (in 000's)
                                                          --------------------------------------------------------   ---------------
Investment Income:
Interest                                                             $203             $954        $        -                 $1,157
Dividends                                                             590            4,405                 -                  4,995
Securities lending                                                     35               35                 -                     70
                                                          --------------------------------------------------------   ---------------
Total Investment Income                                               828            5,394                 -                  6,222
                                                          --------------------------------------------------------   ---------------

Expenses:
Investment advisory fee                                             1,227            4,337                 -                  5,564
Administration fee                                                    434            1,536                 -                  1,970
Transfer agent fee                                                     50              201                 -                    251
Custodian fees                                                         28               51                 -                     79
Legal and audit fees                                                   72               74               (72)(a)                 74
Registration and filing fees                                           43               67               (43)(a)                 67
Trustees' fees and expenses                                            25               24               (25)(a)                 24
Printing expense                                                       86               71               (61)(a)                 96
Other                                                                  (1)             (10)              243 (a),(b)            232
                                                          --------------------------------------------------------   ---------------
  Subtotal                                                          1,964            6,351                42                  8,357
                                                          --------------------------------------------------------   ---------------

Shareholder servicing and distribution fees:
Investor A Shares                                                      66               97                 -                    163
Investor B Shares                                                     196              518                 -                    714
Investor C Shares                                                       8               37                 -                     45
                                                          --------------------------------------------------------   ---------------
  Total expenses                                                    2,234            7,003                42                  9,279
                                                          --------------------------------------------------------   ---------------

Fees reduced by credits allowed by the custodian                       (3)              (1)                -                     (4)
                                                          --------------------------------------------------------   ---------------
   Net Expenses                                                     2,231            7,002                42                  9,275
                                                          --------------------------------------------------------   ---------------

Net Investment Income                                              (1,403)          (1,608)              (42)                (3,053)
                                                          --------------------------------------------------------   ---------------

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments                           (56,018)           6,078                                  (49,940)
Net change in unrealized appreciation/
  (depreciation) of investments                                   (98,744)        (309,864)                                (408,608)
                                                          --------------------------------------------------------   ---------------
Net realized and unrealized gain/(loss)
  on investments                                                 (154,762)        (303,786)                                (458,548)
                                                          --------------------------------------------------------   ---------------
Net Increase/(Decrease) in Net Assets Resulting
  From Operations                                               ($156,165)       ($305,394)             ($42)             ($461,601)
                                                          ========================================================   ===============

Legend:
(a) Adjustment reflects expected savings when the two funds become one.
(b) Adjustment reflects estimated costs of the Reorganization, which will be borne by each Fund and their respective shareholders prior to the actual Reorganization date.

                   See Notes to Pro Forma Financial Statements

                         Nations Aggressive Growth Fund
                           Nations Capital Growth Fund
                    Nations Capital Growth Fund (acquiring)
          Notes to Pro Forma Combining Financial Statements (unaudited)

1.  Basis of Combination

The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2001 assumes the exchange occurred as of October 1, 2000. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 2001 and for the twelve month period then ended.

The pro forma statements give effect to the proposed reorganization (the "Reorganization") of Nations Aggressive Growth Fund ("Aggressive Growth Fund") and Nations Capital Growth Fund ("Capital Growth Fund") into Nations Capital Growth Fund (acquiring) (the "Acquiring Fund"). The Reorganization provides for the transfer of the assets and liabilities of Aggressive Growth Fund and Capital Growth Fund to the Acquiring Fund, in exchange for shares of equal value of designated classes of the Acquiring Fund. The Reorganization is expected to be done on a tax-free basis whereby the Acquiring Fund will assume the market value and cost basis of the portfolio positions in the Aggressive Growth Fund and Capital Growth Fund and the results of operations of Aggressive Growth Fund and Capital Growth Fund for pre-combination periods will not be restated. It is not expected that the investment adviser or sub-adviser will sell any securities of either acquired fund, in anticipation of or as a result of the Reorganization, other than in the normal course of business.

These financial statements present the Reorganization of Aggressive Growth Fund and Capital Growth Fund into a newly created shell fund of Funds Trust. It is possible that one or both of Aggressive Growth Fund and Capital Growth Fund will not approve the Reorganization. If this situation were to arise, the pro forma presentation of the one acquired fund into the newly created shell fund would not differ from the historical financial statements, because it is a shell transaction only. Such presentation is accordingly omitted.

The Funds and their respective shareholders will bear the customary costs associated with the Reorganization, including proxy solicitation.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.  Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the Acquiring Fund, with certain expenses adjusted to reflect the expected expenses of the Acquiring Fund.

Nations Equity Income Fund/Nations Convertible Securities Fund/Nations Convertible Securities Fund (acquiring)
Pro Forma Combining Schedule of Investments (unaudited) September 30, 2001

                                                                                                                          Nations
                                                                                                                        Convertible
                                                                                                                        Securities
                                                                                                        Nations            Fund
                 Nations                                                               Nations        Convertible       (acquiring)
   Nations     Convertible                                                          Equity Income      Securities       Combined Pro
Equity Income   Securities   Combined Pro                                               Fund             Fund              Forma
     Fund          Fund         Forma                                                   Value            Value             Value
    Shares        Shares        Shares                          Description             (000)            (000)             (000)
------------------------------------------------------------------------------------------------------------------------------------
                                      Common stocks-36.4%
                                      Aerospace and defense-1.9%
    79,000(a)                  79,000    B.F. Goodrich Company                        $ 1,539           $ -              $ 1,539
    86,700(a)                  86,700    General Dynamics Corporation                   7,657                              7,657
    89,600(a)                  89,600    Lockheed Martin Corporation                    3,920                              3,920
    74,300(a)                  74,300    Rockwell International Corporation             1,091                              1,091
                                                                                     --------------------------------------------
                                                                                       14,207                             14,207
                                                                                     --------------------------------------------

                                      Apparel and textiles-0.3%
                 30,000        30,000    Jones Apparel Group, Inc.+                                        765               765
                 77,000        77,000    Reebok International, Ltd.+                                     1,594             1,594
                                                                                    --------------------------------------------
                                                                                                         2,359             2,359
                                                                                    --------------------------------------------

                                      Automotive-0.4%
    44,000(a)                  44,000    Johnson Controls, Inc.                         2,871                              2,871
                                                                                    --------------------------------------------

                                      Beverages-0.6%
   104,000(a)                 104,000    Anheuser-Busch Companies, Inc.                 4,356                              4,356
                                                                                     --------------------------------------------

                                      Broadcasting and cable-0.4%
    86,000(a)                  86,000    Comcast Corporation, Class A+                  3,085                              3,085
                                                                                     --------------------------------------------

                                      Commercial banking-1.9%
   158,600(a)                 158,600    Citigroup Inc.                                 6,423                              6,423
   316,000(a)                 316,000    SouthTrust Corporation                         8,049                              8,049
                                                                                    --------------------------------------------
                                                                                       14,472                             14,472
                                                                                    --------------------------------------------

                                      Computers and office equipment-0.9%
    77,300(a)                  77,300    International Business Machines Corporation    7,135                              7,135
                                                                                    --------------------------------------------

                                      Consumer credit and mortgages-1.6%
    67,800(a)                  67,800    Fannie Mae                                     5,428                              5,428
   106,400(a)                 106,400    Freddie Mac                                    6,916                              6,916
                                                                                    --------------------------------------------
                                                                                       12,344                             12,344
                                                                                    --------------------------------------------

                                      Department and discount stores-0.9%
   133,800(a)                 133,800    Wal-Mart Stores, Inc.                          6,623                              6,623
                                                                                    --------------------------------------------
                                      Diversified manufacturing-1.2%
   160,600(a)    30,000       190,600    General Electric Company                       5,974            1,116             7,090
                 51,000        51,000    Tyco International Ltd.                                         2,321             2,321
                                                                                    --------------------------------------------
                                                                                        5,974            3,437             9,411
                                                                                    --------------------------------------------
                                      Electric power-Non nuclear-0.9%
   191,800(a)                 191,800    TECO Energy, Inc.                              5,198                              5,198
                 36,630        36,630    TXU Corporation                                                 1,697             1,697
                                                                                    --------------------------------------------
                                                                                        5,198            1,697             6,895
                                                                                    --------------------------------------------

                                      Electric power-Nuclear-1.6%
    99,400(a)                  99,400    Dominion Resources, Inc.                       5,899                              5,899
   115,200(a)                 115,200    FPL Group, Inc.                                6,169                              6,169
                                                                                    --------------------------------------------
                                                                                       12,068                             12,068
                                                                                    --------------------------------------------

                                      Exploration and production-0.6%
    55,700(a)                  55,700    Anadarko Petroleum Corporation                 2,678                              2,678
    59,400(a)                  59,400    Devon Energy Corporation                       2,043                              2,043
                                                                                    --------------------------------------------
                                                                                        4,721                              4,721
                                                                                    --------------------------------------------

                                      Health services-0.7%
     5,000(a)    20,000        25,000    Laboratory Corporation of America Holdings       404            1,617             2,021
    56,000(a)                  56,000    Tenet Healthcare Corporation+                  3,341                              3,341
                                                                                    --------------------------------------------
                                                                                        3,745            1,617             5,362
                                                                                    --------------------------------------------

                                      Heavy machinery-0.9%
    66,000(a)                  66,000    Caterpillar Inc.                               2,957                              2,957
                118,439       118,439    Ingersoll-Rand Company                                          4,003             4,003
                                                                                    --------------------------------------------
                                                                                        2,957            4,003             6,960
                                                                                    --------------------------------------------

Nations Equity Income Fund/Nations Convertible Securities Fund/Nations Convertible Securities Fund (acquiring)
Pro Forma Combining Schedule of Investments (unaudited) (continued) September 30, 2001

                                                                                                                         Nations
                                                                                                                       Convertible
                                                                                                                        Securities
                                                                                                             Nations       Fund
                 Nations                                                                       Nations     Convertible  (acquiring)
   Nations      Convertible                                                                  Equity Income  Securities  Combined Pro
Equity Income   Securities Combined Pro                                                         Fund          Fund         Forma
     Fund          Fund       Forma                                                             Value         Value        Value
    Shares        Shares      Shares                                 Description                (000)         (000)        (000)
------------------------------------------------------------------------------------------------------------------------------------
                                          Common stocks - (continued)
                                          Household products - 1.3%
    175,900(a)               175,900         Fortune Brands, Inc.                             $    5,892    $       -    $    5,892
    130,000(a)               130,000         International Flavors & Fragrances, Inc.              3,600                      3,600
                                                                                             ---------------------------------------
                                                                                                   9,492                      9,492
                                                                                             ---------------------------------------

                                     Insurance - 4.1%
                 110,000     110,000         Allstate Corporation                                               4,109         4,109
     47,200(a)    15,000      62,200         American International Group, Inc.                    3,682        1,170         4,852
                 110,936     110,936         AmerUs Group Company                                               3,905         3,905
     79,500(a)                79,500         Jefferson-Pilot Corporation                           3,536                      3,536
                 146,604     146,604         Philadelphia Consolidated Holding Corporation+                     5,092         5,092
                 191,750     191,750         Protective Life Corporation                                        5,560         5,560
     99,400(a)                99,400         The St. Paul Companies, Inc.                          4,097                      4,097
                                                                                             ---------------------------------------
                                                                                                  11,315       19,836        31,151
                                                                                             ---------------------------------------

                                     Integrated oil - 2.4%
     80,000(a)                80,000         Chevron Corporation                                   6,779                      6,779
    189,100(a)               189,100         Exxon Mobil Corporation                               7,450                      7,450
    102,200(a)    30,000     132,200         Unocal Corporation                                    3,322          975         4,297
                                                                                             ---------------------------------------
                                                                                                  17,551          975        18,526
                                                                                             ---------------------------------------

                                     Investment services - 0.3%
     54,500(a)                54,500         Alliance Capital Management Holding LP+               2,491                      2,491
                                                                                             ---------------------------------------

                                     Medical devices and supplies - 1.1%
     57,800(a)    94,000     151,800         Johnson & Johnson                                     3,202        5,207         8,409
                                                                                             ---------------------------------------

                                     Networking and telecommunications equipment - 0.5%
    176,000(a)               176,000         Cisco Systems, Inc.+                                  2,144                      2,144
                  93,000      93,000         Comverse Technology, Inc.+                                         1,905         1,905
                                                                                             ---------------------------------------
                                                                                                   2,144        1,905         4,049
                                                                                             ---------------------------------------

                                     Oilfield services - 0.6%
                  50,000      50,000         Diamond Offshore Drilling, Inc.                                    1,261         1,261
     64,000(a)                64,000         Schlumberger Ltd.                                     2,925                      2,925
                  20,000      20,000         Transocean Sedco Forex Inc.                                          528           528
                                                                                             ---------------------------------------
                                                                                                   2,925        1,789         4,714
                                                                                             ---------------------------------------

                                     Pharmaceuticals - 1.9%
     11,000(a)                11,000         Eli Lilly and Company                                   888                        888
    110,025(a)               110,025         Pfizer Inc.                                           4,412                      4,412
    152,700(a)    95,000     247,700         Schering-Plough Corporation                           5,665        3,525         9,190
                                                                                             ---------------------------------------
                                                                                                  10,965        3,525        14,490
                                                                                             ---------------------------------------

                                     Railroads, trucking and shipping - 1.6%
    125,300(a)   150,000     275,300         CSX Corporation                                       3,947        4,725         8,672
     14,000(a)                14,000         Union Pacific Corporation                               657                        657
     49,200(a)                49,200         United Parcel Service, Inc., Class B                  2,557                      2,557
                                                                                             ---------------------------------------
                                                                                                   7,161        4,725        11,886
                                                                                             ---------------------------------------

                                     Real Estate Investment Trusts (REITs) - 2.0%
     63,200(a)                63,200         Boston Properties, Inc.                               2,410                      2,410
     94,200(a)                94,200         Duke Realty Corporation                               2,232                      2,232
     96,600(a)                96,600         Equity Office Properties Trust                        3,091                      3,091
     58,500(a)                58,500         Equity Residential Properties Trust                   3,416                      3,416
    156,100(a)               156,100         Simon Property Group, Inc.                            4,200                      4,200
                                                                                             ---------------------------------------
                                                                                                  15,349                     15,349
                                                                                             ---------------------------------------

                                     Restaurants - 0.5%
                 140,000     140,000         McDonald's Corporation                                             3,800         3,800
                                                                                             ---------------------------------------

                                     Semiconductors - 1.1%
    127,100(a)               127,100         Analog Devices, Inc.+                                 4,156                      4,156
    120,000(a)               120,000         Linear Technology Corporation                         3,936                      3,936
                                                                                             ---------------------------------------
                                                                                                   8,092                      8,092
                                                                                             ---------------------------------------


Nations Equity Income Fund/Nations Convertible Securities Fund/Nations Convertible Securities Fund (acquiring) Pro Forma Combining Schedule of Investments (unaudited) (continued) September 30, 2001

                                                                                                                          Nations
                                                                                                                        Convertible
                                                                                                                        Securities
                                                                                                            Nations        Fund
                  Nations                                                                     Nations     Convertible   (acquiring)
     Nations    Convertible                                                                Equity Income   Securities  Combined Pro
  Equity Income  Securities    Combined Pro                                                     Fund          Fund         Forma
       Fund         Fund          Forma                                                        Value         Value         Value
      Shares       Shares         Shares                                  Description          (000)         (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
                                      Common stocks - (continued)
                                      Software - 1.4%
    46,000(a)   10,000       56,000         Affiliated Computer Services, Inc., Class A+     $ 3,745          $ 814        $ 4,559
   115,000(a)               115,000         Microsoft Corporation+                             5,884                         5,884
                                                                                            ---------------------------------------
                                                                                               9,629            814         10,443
                                                                                            ---------------------------------------

                                    Telecommunications services - 1.3%
   148,500(a)               148,500         Sprint Corporation (FON Group)                     3,565                         3,565
   111,121(a)               111,121         Verizon Communications Inc.                        6,013                         6,013
                                                                                            ---------------------------------------
                                                                                               9,578                         9,578
                                                                                            ---------------------------------------

                                    Tobacco - 0.9%
   137,400(a)               137,400         Philip Morris Companies Inc.                       6,635                         6,635
                                                                                            ---------------------------------------

                                    Utilities - Miscellaneous - 0.6%
   106,800(a)               106,800         American Water Works Company, Inc.                 4,219                         4,219
                                                                                            ---------------------------------------

                                    Total common stocks
                                       (Cost $239,049 and $63,438, respectively)             220,504         55,689        276,193
                                                                                            ---------------------------------------

  Principal    Principal      Principal
   amount       amount         amount
    (000)        (000)          (000)
-------------------------------------------
                                     Convertible bonds and notes - 38.0%
                                     Aerospace and defense - 1.0%
      $ -     $ 5,710        $ 5,710         L-3 Communications Holdings, Inc.,
                                                5.250% 06/01/09                                                7,302          7,302
                                                                                            ----------------------------------------

                                     Apparel and textiles - 1.2%
               10,000         10,000         Jones Apparel Group, Inc.,
                                                3.820%* 02/01/21                                               4,800          4,800
    1,015       3,405          4,420         Reebok International Ltd.,
                                                4.250%* 03/01/21                                  933          3,128          4,061
                                                                                            ----------------------------------------
                                                                                                  933          7,928          8,861
                                                                                            ----------------------------------------

                                     Beverages - 1.1%
    2,450       5,700          8,150         Convertibles Ltd.,
                                                2.000% 10/15/07                                 2,465          5,736          8,201
                                                                                            ----------------------------------------

                                     Broadcasting and cable - 3.5%
                                             AT&T Corporation - Liberty Media Group:
                 7000          7,000            4.000% 11/15/29                                                5,390          5,390
                5,330          5,330            3.500% 01/15/31                                                4,071          4,071
    2,575       4,500          7,075            3.250% 03/15/31                                 2,054          3,589          5,643
                1,925          1,925         Charter Communications, Inc.,
                                                4.750% 06/01/06                                                1,451          1,451
                5,330          5,330         Clear Channel Communications, Inc.,
                                                2.625% 04/01/03                                                5,329          5,329
                5,850          5,850         EchoStar Communications Corporation,
                                                5.750% 05/15/08                                                4,936          4,936
                                                                                            ----------------------------------------
                                                                                                2,054         24,766         26,820
                                                                                            ----------------------------------------

                                     Commercial banking - 0.7%
                5,625          5,625         JMH Finance Ltd.,
                                                4.750% 09/06/07                                                5,365          5,365
                                                                                            ----------------------------------------

                                     Computer services - 3.0%
                4,800          4,800         Affiliated Computer Services, Inc., Class A,
                                                3.500% 02/15/06                                                5,580          5,580
                8,215          8,215         DoubleClick Inc.,
                                                4.750% 03/15/06                                                5,596          5,596
                6,300          6,300         First Data Corporation,
                                                2.000% 03/01/08                                                6,411          6,411
                4,825          4,825         The BISYS Group, Inc.,
                                                4.000% 03/15/06                                                5,024          5,024
                                                                                            ----------------------------------------
                                                                                                              22,611         22,611
                                                                                            ----------------------------------------

Nations Equity Income Fund/Nations Convertible Securities Fund/Nations Convertible Securities Fund (acquiring)
Pro Forma Combining Schedule of Investments (unaudited) (continued) September 30, 2001

                                                                                                                          Nations
                                                                                                                        Convertible
                   Nations                                                                                              Securities
     Nations     Convertible                                                                              Nations          Fund
  Equity Income   Securities     Combined Pro                                               Nations     Convertible     (acquiring)
       Fund          Fund           Forma                                                Equity Income   Securities    Combined Pro
    Principal     Principal       Principal                                                   Fund          Fund           Forma
      amount        amount          amount                                                   Value         Value           Value
      (000)         (000)           (000)                    Description                     (000)         (000)           (000)
------------------------------------------------------------------------------------------------------------------------------------
                                         Convertible bonds and notes - (continued)
                                         Computers and office equipment - 0.4%
        $ -      $ 5,400         $ 5,400         Hewlett-Packard Company,
                                                    5.190%* 10/14/17                               $ -    $ 2,403           $ 2,403
                   1,125           1,125         VERITAS Software Corporation,
                                                    1.856% 08/13/06                                           900               900
                                                                                              --------------------------------------
                                                                                                            3,303             3,303
                                                                                              --------------------------------------

                                         Diversified electronics - 0.3%
                   2,995           2,995         SCI Systems, Inc.,
                                                    3.000% 03/15/07                                         2,190             2,190
                                                                                              --------------------------------------

                                         Diversified manufacturing - 1.2%
                   9,500           9,500         SPX Corporation,
                                                    3.210%* 02/06/21                                        5,380             5,380
                   4,820           4,820         Tyco International Ltd.,
                                                    1.540%* 11/17/20                                        3,675             3,675
                                                                                              --------------------------------------
                                                                                                            9,055             9,055
                                                                                              --------------------------------------

                                         Exploration and production - 1.0%
                   4,705           4,705         Devon Energy Corporation,
                                                    4.950% 08/15/08                                         4,664             4,664
                   2,555           2,555         Kerr-McGee Corporation,
                                                    5.250% 02/15/10                                         2,756             2,756
                                                                                              --------------------------------------
                                                                                                            7,420             7,420
                                                                                              --------------------------------------

                                         Health services - 2.6%
                   4,545           4,545         AmeriSource Health Corporation, Class A,
                                                    5.000% 12/01/07                                         7,011             7,011
                   2,820           2,820         Health Management Associates, Inc., Class A,
                                                    .250% 08/16/20                                          1,963             1,963
                   4,606           4,606         Province Healthcare Company,
                                                    4.500% 11/20/05                                         5,412             5,412
                   8,880           8,880         Universal Health Services, Inc., Class B,
                                                    .426% 06/23/20                                          5,550             5,550
                                                                                              --------------------------------------
                                                                                                           19,936            19,936
                                                                                              --------------------------------------

                                         Insurance - 0.8%
                   5,850           5,850         PMI Group Inc.,
                                                    2.500% 07/15/21                                         5,857             5,857
                                                                                              --------------------------------------

                                         Medical devices and supplies - 0.8%
                   5,650           5,650         Invitrogen Corporation,
                                                    5.500% 03/01/07                                         6,067             6,067
                                                                                              --------------------------------------

                                         Metals and mining - 0.6%
                   5,480           5,480         Agnico-Eagle Mines Ltd.,
                                                    3.500% 01/27/04                                         4,685             4,685
                                                                                              --------------------------------------

                                         Networking and telecommunications equipment - 1.5%
                   4,700           4,700         Comverse Technology, Inc.,
                                                    1.500% 12/01/05                                         3,384             3,384
      3,450        6,000           9,450         Nortel Networks Corporation,
                                                    4.250% 09/01/08                              3,010      5,235             8,245
                                                                                              --------------------------------------
                                                                                                 3,010      8,619            11,629
                                                                                              --------------------------------------

                                         Oilfield services - 3.5%
                   4,850           4,850         Diamond Offshore Drilling Inc.,
                                                    1.500% 04/15/31                                         4,092             4,092
                   5,306           5,306         Hanover Compressor Company,
                                                    4.750% 03/15/08                                         4,563             4,563
      2,750        5,600           8,350         Loews Corporation,
                                                    3.125% 09/15/07                              2,286      4,655             6,941
                   9,100           9,100         Pride International, Inc.,
                                                    2.780%* 01/16/21                                        5,302             5,302




Nations Equity Income Fund/Nations Convertible Securities Fund/Nations Convertible Securities Fund (acquiring) Pro Forma Combining Schedule of Investments (unaudited) (continued) September 30, 2001

                                                                                                                         Nations
                                                                                                                        Convertible
                    Nations                                                                                             Securities
     Nations      Convertible                                                                               Nations        Fund
  Equity Income    Securities   Combined Pro                                                  Nations     Convertible   (acquiring)
       Fund           Fund         Forma                                                   Equity Income   Securities  Combined Pro
    Principal      Principal     Principal                                                      Fund          Fund         Forma
      amount         amount        amount                                                      Value         Value         Value
      (000)          (000)         (000)                              Description              (000)         (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
                                       Convertible bonds and notes - (continued)
                                       Oilfield services - (continued)
       $ -         $ 522         $ 522         SEACOR SMIT, Inc.,
                                                  5.375% 11/15/06                            $    -       $    500       $    500
                   6,000         6,000         Transocean Sedco Forex Inc.,
                                                  1.500% 05/15/21                                            5,130          5,130
                                                                                           ---------------------------------------
                                                                                               2,286        24,242         26,528
                                                                                           ---------------------------------------

                                       Pharmaceuticals - 5.6%
                   1,500         1,500         ALZA Corporation,
                                                  1.300%* 07/28/20                                           1,174          1,174
                   3,850         3,850         Aviron,
                                                  5.250% 02/01/08                                            2,676          2,676
                   5,000         5,000         Cephalon, Inc.,
                                                  5.250% 05/01/06                                            4,513          4,513
                   5,850         5,850         COR Therapeutics, Inc.,
                                                  4.500% 06/15/06                                            4,972          4,972
                   4,650         4,650         Elan Finance Corporation Ltd.,
                                                  1.630%* 12/14/18                                           3,516          3,516
     3,330         4,310         7,640         Genzyme Corporation,
                                                  3.000% 05/15/21                              3,168         4,100          7,268
                   3,625         3,625         Gilead Sciences, Inc.,
                                                  5.000% 12/15/07                                            4,857          4,857
                   2,250         2,250         Inhale Therapeutic Systems, Inc.,
                                                  3.500% 10/17/07                                            1,207          1,207
                   5,700         5,700         IVAX Corporation,
                                                  4.500% 05/15/08                                            4,816          4,816
                                               Teva Pharmaceuticals Finance, LLC:
                   2,120         2,120            1.500% 10/15/05                                            2,104          2,104
                   2,420         2,420            .750% 08/15/21                                             2,272          2,272
                   5,245         5,245         Vertex Pharmaceuticals, Inc.,
                                                  5.000% 09/19/07                                            3,265          3,265
                                                                                           ---------------------------------------
                                                                                               3,168        39,472         42,640
                                                                                           ---------------------------------------

                                       Publishing and advertising - 1.3%
                   5,400         5,400         Interpublic Group of Companies, Inc.,
                                                  1.870% 06/01/06                                            4,212          4,212
                   6,000         6,000         Lamar Advertising Company,
                                                  5.250% 09/15/06                                            5,528          5,528
                                                                                           ---------------------------------------
                                                                                                             9,740          9,740
                                                                                           ---------------------------------------

                                       Railroads, trucking and shipping - 0.9%
                     966           966         Seacor Holdings Inc.,
                                                  5.380% 11/15/06                                              926            926
                   6,020         6,020         United Parcel Service, Inc., Class B,
                                                  1.750% 09/27/07                                            5,825          5,825
                                                                                           ---------------------------------------
                                                                                                             6,751          6,751
                                                                                           ---------------------------------------

                                       Real Estate Investment Trusts (REITs) - 0.5%
                   3,800         3,800         EOP Operating, LP,
                                                  7.250%* 11/15/08                                           4,071          4,071
                                                                                           ---------------------------------------

                                       Semiconductors - 0.9%
                   4,950         4,950         General Semiconductor, Inc.,
                                                  5.750% 12/15/06                                            4,740          4,740
     1,900                       1,900         Texas Instruments,
                                                  4.250% 02/15/07                              1,959                        1,959
                                                                                           ---------------------------------------
                                                                                               1,959         4,740          6,699
                                                                                           ---------------------------------------

Nations Equity Income Fund/Nations Convertible Securities Fund/Nations Convertible Securities Fund (acquiring) Pro Forma Combining Schedule of Investments (unaudited) (continued) September 30, 2001


                                                                                                                          Nations
                                                                                                                        Convertible
                   Nations                                                                                              Securities
     Nations     Convertible                                                                              Nations          Fund
  Equity Income   Securities      Combined Pro                                              Nations     Convertible     (acquiring)
       Fund          Fund            Forma                                               Equity Income   Securities    Combined Pro
    Principal     Principal        Principal                                                  Fund          Fund           Forma
      amount        amount           amount                                                  Value         Value           Value
      (000)         (000)            (000)                           Description             (000)         (000)           (000)
-----------------------------------------------------------------------------------------------------------------------------------

                                             Convertible bonds and notes - (continued)
                                             Software - 1.2%
           $ -      $ 5,280          $ 5,280         Citrix Systems, Inc.,
                                                        4.990%* 03/22/19                         $      -   $ 2,258         $ 2,258
                      3,880            3,880         HNC Software Inc.,
                                                        5.250% 09/01/08                                       3,583           3,583
                      2,910            2,910         Network Associates, Inc.,
                                                        5.250% 08/15/06                                       3,103           3,103
                                                                                                ------------------------------------
                                                                                                              8,944           8,944
                                                                                                ------------------------------------

                                             Specialty stores - 1.7%
                      5,295            5,295         Barnes & Noble, Inc.,
                                                        5.250% 03/15/09                                       6,890           6,890
                      5,330            5,330         School Specialty, Inc.,
                                                        6.000% 08/01/08                                       6,076           6,076
                                                                                                ------------------------------------
                                                                                                             12,966          12,966
                                                                                                ------------------------------------

                                             Telecommunications services - 2.7%
                                                     Bell Atlantic Financial Services:
                      3,500            3,500            5.750% 04/01/03                                       3,567           3,567
                      3,300            3,300            4.250% 09/15/05                                       3,312           3,312
                      1,575            1,575         Hutchison Whampoa International, Ltd.,
                                                        2.875% 09/15/03                                       1,512           1,512
                      6,825            6,825         Nextel Communications, Inc., Class A,
                                                        6.000% 06/01/11                                       4,667           4,667
                      4,105            4,105         Telefonos de Mexico SA, de CV, Series A,
                                                        4.250% 06/15/04                                       4,967           4,967
                      5,980            5,980         US Cellular Corporation,
                                                        5.830%* 06/15/15                                      2,841           2,841
                                                                                                ------------------------------------
                                                                                                             20,866          20,866
                                                                                                ------------------------------------

                                             Total convertible bonds and notes
                                                (Cost $17,498 and $285,808, respectively)          15,875   272,632         288,507
                                                                                                ------------------------------------

      Shares        Shares           Shares
-------------------------------------------------
                                             Convertible preferred stocks - 21.1%
                                             Aerospace and defense - 1.8%
        59,800      114,200          174,000         Raytheon Company                               3,594     6,864          10,458
                     97,000           97,000         Titan Capital Trust                                      3,419           3,419
                                                                                                ------------------------------------
                                                                                                    3,594    10,283          13,877
                                                                                                ------------------------------------

                                             Commercial banking - 3.2%
                     25,000           25,000         Bank United Corporation+                                     7               7
                    177,300          177,300         CNB Capital Trust I                                      6,936           6,936
                    111,400          111,400         Sovereign Capital Trust II                               6,489           6,489
        60,000      112,000          172,000         Washington Mutual Capital Trust I              3,345     6,244           9,589
                     19,000           19,000         Washington Mutual Inc.                                   1,625           1,625
                                                                                                ------------------------------------
                                                                                                    3,345    21,301          24,646
                                                                                                ------------------------------------

                                             Computer services - 1.3%
        66,000      124,000          190,000         Electronic Data Systems Corporation            3,366     6,324           9,690
                                                                                                ------------------------------------

                                             Electric power - Non nuclear - 5.4%
                     79,600           79,600         AES Trust VII                                            2,259           2,259
                      6,000            6,000         AES Trust VII                                              170             170
                     47,300           47,300         Calpine Capital Trust III                                2,075           2,075
                     40,250           40,250         Calpine Capital Trust III                                1,766           1,766
       158,000      220,000          378,000         Duke Energy Corporation                        4,155     5,785           9,940
        10,000       85,600           95,600         Mirant Trust                                     535     4,579           5,114
                     82,000           82,000         NiSource Inc.                                            3,779           3,779
       184,500      200,000          384,500         NRG Energy, Inc.                               3,579     3,880           7,459
       165,100      215,750          380,850         PPL Capital Fund Trust I                       2,997     3,916           6,913
                     68,700           68,700         TXU Corporation                                          1,785           1,785
                                                                                                ------------------------------------
                                                                                                   11,266    29,994          41,260
                                                                                                ------------------------------------


Nations Equity Income Fund/Nations Convertible Securities Fund/Nations Convertible Securities Fund (acquiring)
Pro Forma Combining Schedule of Investments (unaudited) (continued)
September 30, 2001

                                                                                                                           Nations
                                                                                                                         Convertible
                                                                                                                         Securities
                                                                                                            Nations          Fund
                 Nations                                                                     Nations      Convertible    (acquiring)
    Nations    Convertible                                                                Equity Income    Securities   Combined Pro
 Equity Income  Securities   Combined Pro                                                      Fund           Fund           Forma
      Fund         Fund         Forma                                                         Value          Value           Value
     Shares       Shares        Shares                           Description                  (000)          (000)           (000)
------------------------------------------------------------------------------------------------------------------------------------
                                 Convertible preferred stocks - (continued)
                                   Health services - 0.8%
              61,800        61,800     Express Scripts                                      $        -      $ 6,242         $ 6,242
                                                                                           -----------------------------------------

                                   Heavy machinery - 0.2%
              25,000        25,000     Cummins Capital Trust I                                                1,150           1,150
                                                                                           -----------------------------------------

                                   Insurance - 1.7%
              60,000        60,000     ACE Ltd.                                                               3,750           3,750
              50,000        50,000     Metlife Capital Trust I                                                4,659           4,659
              74,700        74,700     QBE Insurance Group Ltd.                                               4,808           4,808
                                                                                           -----------------------------------------
                                                                                                             13,217          13,217
                                                                                           -----------------------------------------

                                   Integrated oil - 0.6%
              90,000        90,000     Unocal Corporation                                                     4,275           4,275
                                                                                           -----------------------------------------

                                   Natural gas distribution - 1.4%
   68,200     90,400       158,600     Coastal Corporation                                      1,937         2,567           4,504
              56,750        56,750     El Paso Energy Capital Trust I                                         3,108           3,108
             101,500       101,500     EOG Resources                                                          2,695           2,695
                                                                                           -----------------------------------------
                                                                                                1,937         8,370          10,307
                                                                                           -----------------------------------------

                                   Paper and forest products - 0.5%
              78,100        78,100     International Paper Capital Trust                                      3,436           3,436
                                                                                           -----------------------------------------

                                   Pharmaceuticals - 0.4%
              88,000        88,000     Pharmacia Corporation                                                  3,353           3,353
                                                                                           -----------------------------------------

                                   Railroads, trucking and shipping - 1.0%
              72,000        72,000     Union Pacific Capital Trust                                            3,240           3,240
   44,000     58,400       102,400     Union Pacific Capital Trust                              1,980         2,628           4,608
                                                                                           -----------------------------------------
                                                                                                1,980         5,868           7,848
                                                                                           -----------------------------------------

                                   Real Estate Investment Trusts (REITs) - 1.0%
              92,000        92,000     Apartment Investment & Management Company, Class A                     2,605           2,605
             201,200       201,200     Equity Residential Properties Trust                                    5,116           5,116
                                                                                           -----------------------------------------
                                                                                                              7,721           7,721
                                                                                           -----------------------------------------

                                   Restaurants - 0.5%
              64,200        64,200     Wendy's Financing I                                                    3,500           3,500
                                                                                           -----------------------------------------

                                   Telecommunications services - 1.3%
              14,300        14,300     Adelphia Communications, Class A                                       1,253           1,253
   80,000    170,000       250,000     Citizens Communications Company+                         1,712         3,638           5,350
              79,300        79,300     Citizens Utilities Trust                                               3,453           3,453
                                                                                           -----------------------------------------
                                                                                                1,712         8,344          10,056
                                                                                           -----------------------------------------

                                  Total convertible preferred stocks
                                      (Cost $30,700 and $128,741, respectively)                27,200       133,378         160,578
                                                                                           -----------------------------------------

 Shares      Shares        Shares
  (000)       (000)         (000)
---------------------------------------
                                   Investment companies - 7.0%
                                      (Cost $21,666 and $31,575, respectively)
   21,666     31,575        53,241     Nations Cash Reserves#                                  21,666        31,575          53,241
                                                                                           -----------------------------------------


                                   Total investments - 102.5%
                                  (Cost $308,913 and $509,562, respectively)                $ 285,245     $ 493,274       $ 778,519
                                                                                           -----------------------------------------

-----------------------------
 * Zero coupon security.  The rate shown reflects the yield to maturity at September 30, 2001.
 + Non-income producing security.
 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America
   Capital Management, LLC.

(a) It is expected that all or a portion of these securities will be sold at the time of the closing of the reorganization.

 Nations Equity Income Fund / Nations Convertible Securities Fund/Nations Convertible Securities Fund (acquiring)
                Pro Forma Combining Statement of Net Assets (unaudited)
                                   September 30, 2001

                                                                                                                          Nations
                                                                                                                        Convertible
                                                                                                                         Securities
                                                                                      Nations                               Fund
                                                                    Nations         Convertible                          (acquiring)
                                                                    Equity          Securities      Adjustments to        Proforma
                                                                  Income Fund          Fund           Pro Forma           Combined
                                                                  (in 000's)        (in 000's)        (in 000's)         (in 000's)
                                                           -------------------------------------------------------    --------------
Total Investments ...................................     $     285,245      $     493,274      $          --          $    778,519

Other Assets and Liabilities:
Receivable for investment securities sold ...........             3,543              2,138                                    5,681
Receivable for Fund shares sold .....................                56              6,801                                    6,857
Dividends receivable ................................               459                367                                      826
Interest receivable .................................               106              2,235                                    2,341
Collateral for securities loaned ....................           (18,981)              --                                    (18,981)
Payable for Fund shares redeemed ....................              (887)            (1,743)                                  (2,630)
Investment advisory fee payable .....................              (136)              (263)                                    (399)
Administration fee payable ..........................               (51)               (93)                                    (144)
Shareholder servicing and distribution
   fees payable .....................................               (53)              (199)                                    (252)
Due to custodian ....................................                (8)              (150)                                    (158)
Payable for investment securities purchased .........            (2,663)            (8,734)                                 (11,397)
Distributions payable ...............................              (430)              --                                       (430)
Accrued Trustees' fees and expenses .................               (36)               (31)                                     (67)
Accrued expenses and other liabilities ..............              (113)               (28)                                    (141)
                                                           -------------------------------------------------------    --------------

Total Other Assets and Liabilities ..................           (19,194)               300                   --             (18,894)
                                                           -------------------------------------------------------    --------------

Net Assets ..........................................     $     266,051      $     493,574      $            --       $     759,625
                                                           =======================================================    ==============

Net Assets by Class:
Primary A ...........................................     $ 206,039,985      $ 113,038,135      $            --       $ 319,078,120
Investor A ..........................................        22,144,842        296,948,401                   --         319,093,243
Investor B ..........................................        35,512,273         69,495,710                   --         105,007,983
Investor C ..........................................         2,353,627         14,092,200                   --          16,445,827
                                                           -------------------------------------------------------    --------------
                                                          $ 266,050,727      $ 493,574,446      $            --       $ 759,625,173
                                                           -------------------------------------------------------    --------------

Shares Outstanding by Class:
Primary A ...........................................        24,620,992          7,490,416            (10,966,917)(a)    21,144,491
Investor A ..........................................         2,654,254         19,685,969             (1,185,763)(a)    21,154,460
Investor B ..........................................         4,264,274          4,645,478             (1,890,459)(a)     7,019,293
Investor C ..........................................           278,857            932,528               (123,091)(a)     1,088,294
                                                           -------------------------------------------------------    --------------
                                                             31,818,377         32,754,391            (14,166,230)       50,406,538
                                                           -------------------------------------------------------    --------------

Net Asset Value per Share by Class:
Primary A ...........................................     $        8.37        $ 15.09          $            --       $       15.09
Investor A ..........................................     $        8.34        $ 15.08          $            --       $       15.08
Investor B ..........................................     $        8.33        $ 14.96          $            --       $       14.96
Investor C ..........................................     $        8.44        $ 15.11          $            --       $       15.11

(a) Reflects the issuance of Nations Convertible Securities Fund shares to holders of shares of Nations Equity Income Fund.

                      See Notes to Pro Forma Financial Statements

 Nations Equity Income Fund / Nations Convertible Securities Fund/Nations Convertible Securities Fund (acquiring)
                Pro Forma Combining Statement of Operations (unaudited)
                     Twelve Month Period Ending September 30, 2001

                                                                                                                         Nations
                                                                                                                       Convertible
                                                                                                                        Securities
                                                                                       Nations                             Fund
                                                                      Nations        Convertible                        (acquiring)
                                                                      Equity         Securities    Adjustments to        Proforma
                                                                    Income Fund         Fund         Pro Forma           Combined
                                                                    (in 000's)       (in 000's)      (in 000's)         (in 000's)
                                                                --------------------------------------------------   --------------
Investment Income:
Interest ....................................................      $     613       $  12,471       $     --           $  13,084
Dividends ...................................................          7,729           8,945             --              16,674
Securities lending ..........................................             21            --               --                  21
                                                                --------------------------------------------------   --------------
Total Investment Income .....................................          8,363          21,416             --              29,779
                                                                --------------------------------------------------   --------------

Expenses:
Investment advisory fee .....................................          2,306           2,967             257 (a)          5,530
Administration fee ..........................................            923           1,049             --               1,972
Transfer agent fee ..........................................            133             150             --                 283
Custodian fees ..............................................             26              40             --                  66
Legal and audit fees ........................................             72              77             (72)(b)             77
Registration and filing fees ................................             33              78             (33)(b)             78
Trustees' fees and expenses .................................             25              25             (25)(b)             25
Interest expense ............................................             26            --               --                  26
Printing expense ............................................             89             130             (74)(b)            145
Other .......................................................             15              37             281 (b),(c)        333
                                                                --------------------------------------------------   --------------
  Subtotal ..................................................          3,648           4,553             334              8,535
                                                                --------------------------------------------------   --------------

Shareholder servicing and distribution fees:
Investor A Shares ...........................................             61             820             --                 881
Investor B Shares ...........................................            466             498             --                 964
Investor C Shares ...........................................             30             104             --                 134
                                                                --------------------------------------------------   --------------
  Total expenses ............................................          4,205           5,975             334             10,514
                                                                --------------------------------------------------   --------------

Fees waived by investment advisor, administrator
  and/or distributor ........................................            (46)             (1)             47 (d)           --
Fees reduced by credits allowed by the custodian ............           --               (13)            --                 (13)
                                                                --------------------------------------------------   --------------
   Net Expenses .............................................          4,159           5,961             381             10,501
                                                                --------------------------------------------------   --------------

Net Investment Income .......................................          4,204          15,455            (381)            19,278
                                                                --------------------------------------------------   --------------

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments .....................         33,187         (26,101)                             7,086
Net change in unrealized appreciation/
  (depreciation) of investments .............................       (128,538)        (50,014)                          (178,552)
                                                                --------------------------------------------------   --------------
Net realized and unrealized gain/(loss)
  on investments ............................................        (95,351)        (76,115)                          (171,466)
                                                                --------------------------------------------------   --------------
Net Increase/(Decrease) in Net Assets Resulting
  From Operations ...........................................       ($91,147)       ($60,660)          ($381)         ($152,188)
                                                                ==================================================   ==============

Legend:
-------
(a) Reflects adjustments to the acquiring fund's contractual fee obligations.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Adjustment reflects estimated costs of the Reorganizations, which will be borne by each Fund and their respective shareholders prior to the actual Reorganization date.
(d) Adjustment for inapplicability of expense cap.

                      See Notes to Pro Forma Financial Statements

                           Nations Equity Income Fund
                       Nations Convertible Securities Fund
                Nations Convertible Securities Fund (acquiring)
          Notes to Pro Forma Combining Financial Statements (unaudited)

1.  Basis of Combination

The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2001 assumes the exchange occurred as of October 1, 2000. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 2001 and for the twelve month period then ended.

The pro forma statements give effect to the proposed reorganization (the "Reorganization") of Nations Equity Income Fund ("Equity Income Fund") and Nations Convertible Securities Fund ("Convertible Securities Fund") into Nations Convertible Securities Fund (acquiring)(the "Acquiring Fund"). The Reorganization provides for the transfer of the assets and liabilities of Equity Income Fund and Convertible Securities Fund to the Acquiring Fund, in exchange for shares of equal value of designated classes of the Acquiring Fund. The Reorganization is expected to be done on a tax-free basis whereby the Acquiring Fund will assume the market value and cost basis of the portfolio positions in the Equity Income Fund and Convertible Securities Fund and the results of operations of Equity Income Fund and Convertible Securities Fund for pre-combination periods will not be restated.

These financial statements present the Reorganization of Equity Income Fund and Convertible Securities Fund into a newly created shell fund of Funds Trust. It is possible that one or both of Equity Income Fund and Convertible Securities Fund will not approve the Reorganization. If this situation were to arise, the pro forma presentation of the one acquired fund into the newly created shell fund would not differ from the historical financial statements, because it is a shell transaction only. Such presentation is accordingly omitted.

The Funds and their respective shareholders will bear the customary costs associated with the Reorganization, including proxy solicitation.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.  Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the Acquiring Fund, with certain expenses adjusted to reflect the expected expenses of the Acquiring Fund.

 Nations Blue Chip Master Portfolio/Nations Strategic Growth Fund/Nations Strategic Growth Master Portfolio (acquiring)
                                         Pro Forma Combining Schedule of Investments (unaudited)
                                                              September 30, 2001

                                                                                                                         Nations
                                                                                                                        Strategic
                                                                                                                         Growth
                                                                                                                         Master
                                                                                                 Nations     Nations    Portfolio
 Nations       Nations                                                                         Blue Chip   Strategic   (acquiring)
Blue Chip     Strategic                                                                          Master      Growth    Combined Pro
  Master        Growth     Combined Pro                                                        Portfolio      Fund        Forma
Portfolio        Fund         Forma                                                              Value       Value        Value
  Shares        Shares        Shares                              Description                    (000)       (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                        Common stocks - 97.3%
                                        Aerospace and defense - 3.3%
      65,600      215,000       280,600         Boeing Company                                   $ 2,198     $ 7,203      $ 9,401
      53,400      161,225       214,625         General Dynamics Corporation                       4,716      14,239       18,955
      31,800      344,625       376,425         Lockheed Martin Corporation                        1,391      15,078       16,469
      25,400                     25,400         Northrop Grumman Corporation                       2,565                    2,565
      27,300                     27,300         Raytheon Company                                     949                      949
                  279,225       279,225         TRW Inc.                                                       8,326        8,326
                                                                                               ------------------------------------
                                                                                                  11,819      44,846       56,665
                                                                                               ------------------------------------

                                        Airlines - 0.0%++
      24,600                     24,600         Delta Air Lines, Inc.                                648                      648
                                                                                               ------------------------------------

                                        Apparel and textiles - 0.1%
      17,400                     17,400         Liz Claiborne, Inc.                                  656                      656
      16,200                     16,200         Nike, Inc., Class B                                  758                      758
                                                                                               ------------------------------------
                                                                                                   1,414                    1,414
                                                                                               ------------------------------------

                                        Automotive - 0.7%
      78,100                     78,100         Delphi Automotive Systems Corporation                918                      918
      99,105                     99,105         Ford Motor Company                                 1,719                    1,719
      59,100                     59,100         General Motors Corporation                         2,535                    2,535
      28,400       83,072       111,472         Johnson Controls, Inc.                             1,853       5,420        7,273
                                                                                               ------------------------------------
                                                                                                   7,025       5,420       12,445
                                                                                               ------------------------------------

                                        Beverages - 3.6%
      73,700      379,100       452,800         Anheuser-Busch Companies, Inc.                     3,087      15,876       18,963
     115,200      274,675       389,875         Coca-Cola Company                                  5,397      12,869       18,266
     237,370      243,150       480,520         PepsiCo, Inc.                                     11,512      11,793       23,305
                                                                                               ------------------------------------
                                                                                                  19,996      40,538       60,534
                                                                                               ------------------------------------

                                        Broadcasting and cable - 4.4%
     370,000      600,140       970,140         AOL Time Warner Inc.                              12,247      19,865       32,112
                  162,225       162,225         Clear Channel Communications, Inc.+                            6,448        6,448
                  648,900       648,900         Comcast Corporation, Class A+                                 23,276       23,276
      37,300                     37,300         Cox Communications, Inc., Class A+                 1,557                    1,557
     109,900       94,025       203,925         Viacom Inc., Class B+                              3,792       3,244        7,036
     243,300                    243,300         Walt Disney Company                                4,530                    4,530
                                                                                               ------------------------------------
                                                                                                  22,126      52,833       74,959
                                                                                               ------------------------------------

                                        Chemicals - Basic - 0.4%
      18,500                     18,500         Air Products and Chemicals, Inc.                     714                      714
      29,598                     29,598         Dow Chemical Company                                 970                      970
      39,900                     39,900         E. I. duPont de Nemours and Company                1,497                    1,497
       5,100                      5,100         FMC Corporation+                                     250                      250
      26,400                     26,400         PPG Industries, Inc.                               1,208                    1,208
      43,200                     43,200         Praxair, Inc.                                      1,813                    1,813
                                                                                               ------------------------------------
                                                                                                   6,452                    6,452
                                                                                               ------------------------------------

                                        Chemicals - Specialty - 0.2%
      30,400                     30,400         Engelhard Corporation                                702                      702
      47,800                     47,800         Sigma-Aldrich Corporation                          2,161                    2,161
                                                                                               ------------------------------------
                                                                                                   2,863                    2,863
                                                                                               ------------------------------------

                                        Commercial banking - 5.9%
     104,685                    104,685         Charter One Financial, Inc.                        2,954                    2,954
     411,700      662,471     1,074,171         Citigroup Inc.                                    16,673      26,830       43,503
     102,000                    102,000         FleetBoston Financial Corporation                  3,749                    3,749
      79,100                     79,100         J.P. Morgan Chase & Company                        2,701                    2,701
     112,900                    112,900         National City Corporation                          3,381                    3,381
     132,300                    132,300         Regions Financial Corporation                      3,818                    3,818
     133,200                    133,200         SouthTrust Corporation                             3,393                    3,393
      74,500                     74,500         SunTrust Banks, Inc.                               4,962                    4,962
     197,750                    197,750         US Bancorp                                         4,386                    4,386
     199,000                    199,000         Wachovia Corporation                               6,169                    6,169
     189,600      309,675       499,275         Washington Mutual, Inc.                            7,296      11,916       19,212
      50,900                     50,900         Wells Fargo & Company                              2,263                    2,263
                                                                                               ------------------------------------
                                                                                                  61,745      38,746      100,491
                                                                                               ------------------------------------

 Nations Blue Chip Master Portfolio/Nations Strategic Growth Fund/Nations Strategic Growth Master Portfolio (acquiring)
                                 Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                          September 30, 2001

                                                                                                                           Nations
                                                                                                                          Strategic
                                                                                                                           Growth
                                                                                                                           Master
                                                                                                Nations      Nations      Portfolio
  Nations        Nations                                                                       Blue Chip    Strategic    (acquiring)
 Blue Chip      Strategic                                                                        Master       Growth    Combined Pro
   Master         Growth    Combined Pro                                                       Portfolio       Fund         Forma
 Portfolio         Fund        Forma                                                             Value        Value         Value
   Shares         Shares       Shares                      Description                           (000)        (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
                                         Common stocks - (continued)
                                         Commercial Services - 0.2%
      160,900                    160,900         Cendant Corporation+                          $ 2,060          $ -       $ 2,060
        5,600                      5,600         eBay Inc.+                                        256                        256
       12,200                     12,200         TMP Worldwide Inc.+                               346                        346
                                                                                               -------------------------------------
                                                                                                 2,662                      2,662
                                                                                               -------------------------------------

                                         Computer services - 2.7%
       34,800       354,075      388,875         Automatic Data Processing, Inc.                 1,637       16,656        18,293
                    257,675      257,675         Concord EFS, Inc.+                                          12,613        12,613
       50,100                     50,100         Electronic Data Systems Corporation             2,885                      2,885
       80,000                     80,000         First Data Corporation                          4,661                      4,661
                    297,475      297,475         Sungard Data Systems, Inc.+                                  6,952         6,952
                                                                                               -------------------------------------
                                                                                                 9,183       36,221        45,404
                                                                                               -------------------------------------

                                         Computers and office equipment - 4.5%
      204,100       451,725      655,825         Dell Computer Corporation+                      3,782        8,370        12,152
       88,200       498,175      586,375         EMC Corporation+                                1,036        5,854         6,890
      125,500                    125,500         Hewlett-Packard Company                         2,021                      2,021
      155,600       336,125      491,725         International Business Machines Corporation    14,361       31,024        45,385
       25,000                     25,000         Jabil Circuit, Inc.+                              448                        448
       33,600                     33,600         Lexmark International, Inc.+                    1,502                      1,502
       34,100                     34,100         NCR Corporation+                                1,011                      1,011
       41,900                     41,900         Pitney Bowes Inc.                               1,601                      1,601
       88,400       600,100      688,500         Sun Microsystems, Inc.+                           731        4,963         5,694
       64,400                     64,400         Unisys Corporation+                               558                        558
                                                                                               -------------------------------------
                                                                                                27,051       50,211        77,262
                                                                                               -------------------------------------

                                         Conglomerates - 0.9%
       40,300       277,475      317,775         United Technologies Corporation                 1,874       12,903        14,777
                                                                                               -------------------------------------

                                         Consumer credit and mortgages - 4.4%
       31,300                     31,300         Countrywide Credit Industries, Inc.             1,375                      1,375
       75,000       252,265      327,265         Fannie Mae                                      6,004       20,197        26,201
       51,000                     51,000         Freddie Mac                                     3,315                      3,315
       47,900       243,775      291,675         Household International, Inc.                   2,701       13,744        16,445
      146,000       254,875      400,875         MBNA Corporation                                4,422        7,720        12,142
       35,700       142,775      178,475         USA Education Inc.                              2,960       11,837        14,797
                                                                                               -------------------------------------
                                                                                                20,777       53,498        74,275
                                                                                               -------------------------------------

                                         Department and discount stores - 3.8%
       29,700                     29,700         Dollar General Corporation                        347                        347
       40,600                     40,600         Federated Department Stores, Inc.+              1,145                      1,145
       53,900                     53,900         Kohl's Corporation+                             2,587                      2,587
       45,300                     45,300         May Department Stores Company                   1,315                      1,315
       82,500                     82,500         Sears, Roebuck and Company                      2,858                      2,858
       43,200       242,100      285,300         Target Corporation                              1,372        7,687         9,059
      278,200       679,975      958,175         Wal-Mart Stores, Inc.                          13,771       33,658        47,429
                                                                                               -------------------------------------
                                                                                                23,395       41,345        64,740
                                                                                               -------------------------------------

                                         Diversified electronics - 0.0%++
       18,400                     18,400         Eastman Kodak Company                             599                        599
                                                                                               -------------------------------------

                                         Diversified manufacturing - 6.6%
      719,300     1,303,875    2,023,175         General Electric Company                       26,758       48,504        75,262
      231,800       577,500      809,300         Tyco International Ltd.                        10,547       26,276        36,823
                                                                                               -------------------------------------
                                                                                                37,305       74,780       112,085
                                                                                               -------------------------------------

                                         Electric power - Non nuclear - 0.7%
       31,200       380,000      411,200         Calpine Corporation+                              712        8,668         9,380
       64,500                     64,500         Dynegy Inc., Class A                            2,235                      2,235
                                                                                               -------------------------------------
                                                                                                 2,947        8,668        11,615
                                                                                               -------------------------------------


 Nations Blue Chip Master Portfolio/Nations Strategic Growth Fund/Nations Strategic Growth Master Portfolio (acquiring)
                                Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                       September 30, 2001

                                                                                                                          Nations
                                                                                                                         Strategic
                                                                                                                          Growth
                                                                                                                          Master
                                                                                             Nations       Nations       Portfolio
 Nations        Nations                                                                     Blue Chip     Strategic     (acquiring)
Blue Chip      Strategic                                                                      Master        Growth     Combined Pro
  Master         Growth     Combined Pro                                                    Portfolio        Fund          Forma
Portfolio         Fund         Forma                                                          Value         Value          Value
  Shares         Shares        Shares                      Description                        (000)         (000)          (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                           Common stocks - (continued)
                                           Electric power - Nuclear - 1.5%
     61,000                      61,000         American Electric Power Company, Inc.          $ 2,637           $ -        $ 2,637
     67,200                      67,200         DTE Energy Company                               2,893                        2,893
    150,600       259,450       410,050         Duke Energy Corporation                          5,700         9,820         15,520
     57,500                      57,500         Exelon Corporation                               2,565                        2,565
     44,300                      44,300         FPL Group, Inc.                                  2,372                        2,372
                                                                                            ---------------------------------------
                                                                                                16,167         9,820         25,987
                                                                                            ---------------------------------------

                                        Electrical equipment - 0.5%
     26,400       273,750       300,150         Honeywell International Inc.                       697         7,227          7,924
     17,400                      17,400         W.W. Grainger, Inc.                                676                          676
                                                                                            ---------------------------------------
                                                                                                 1,373         7,227          8,600
                                                                                            ---------------------------------------

                                        Exploration and production - 0.2%
     62,900                      62,900         Anadarko Petroleum Corporation                   3,024                        3,024
                                                                                            ---------------------------------------

                                        Finance - Miscellaneous - 0.1%
     21,400                      21,400         MGIC Investment Corporation                      1,398                        1,398
                                                                                            ---------------------------------------

                                        Financial services - 0.1%
     38,200                      38,200         H & R Block, Inc.                                1,473                        1,473
                                                                                            ---------------------------------------

                                        Food and drug stores - 0.3%
     48,200                      48,200         Albertson's, Inc.                                1,537                        1,537
    125,300                     125,300         The Kroger Company+                              3,087                        3,087
                                                                                            ---------------------------------------
                                                                                                 4,624                        4,624
                                                                                            ---------------------------------------

                                        Food products - 0.6%
     80,300                      80,300         ConAgra Foods, Inc.+                             1,803                        1,803
     51,800                      51,800         Kellogg Company                                  1,554                        1,554
     22,800                      22,800         Ralston Purina Group                               748                          748
    157,300                     157,300         SYSCO Corporation                                4,018                        4,018
     34,900                      34,900         Unilever NV, NY Shares                           1,885                        1,885
     18,000                      18,000         Wm. Wrigley Jr. Company                            923                          923
                                                                                            ---------------------------------------
                                                                                                10,931                       10,931
                                                                                            ---------------------------------------

                                        Health services - 0.5%
     90,400                      90,400         HCA Inc.                                         4,006                        4,006
     67,400                      67,400         UnitedHealth Group Inc.                          4,482                        4,482
                                                                                            ---------------------------------------
                                                                                                 8,488                        8,488
                                                                                            ---------------------------------------

                                        Heavy machinery - 0.1%
     53,800                      53,800         Caterpillar Inc.                                 2,410                        2,410
        900                         900         Illinois Tool Works Inc.                            49                           49
                                                                                            ---------------------------------------
                                                                                                 2,459                        2,459
                                                                                            ---------------------------------------

                                        Household products - 1.6%
     60,600                      60,600         Avon Products, Inc.                              2,803                        2,803
     18,300                      18,300         Estee Lauder Companies Inc., Class A               607                          607
     33,500                      33,500         Fortune Brands, Inc.                             1,122                        1,122
     29,700                      29,700         International Flavors & Fragrances, Inc.           822                          822
     51,500                      51,500         Kimberly-Clark Corporation                       3,193                        3,193
    106,700       150,150       256,850         Procter & Gamble Company                         7,767        10,929         18,696
                                                                                            ---------------------------------------
                                                                                                16,314        10,929         27,243
                                                                                            ---------------------------------------

                                        Housing and furnishing - 0.5%
     37,600       226,550       264,150         Centex Corporation                               1,268         7,642          8,910
     11,200                      11,200         Whirlpool Corporation                              620                          620
                                                                                            ---------------------------------------
                                                                                                 1,888         7,642          9,530
                                                                                            ---------------------------------------


             Nations Blue Chip Master Portfolio/Nations Strategic Growth Fund/Nations Strategic Growth Master Portfolio (acquiring)
                                Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                         September 30, 2001

                                                                                                                          Nations
                                                                                                                         Strategic
                                                                                                                          Growth
                                                                                                           Nations  Master Portfolio
 Nations        Nations                                                                       Nations     Strategic    (acquiring)
Blue Chip      Strategic                                                                     Blue Chip     Growth     Combined Pro
  Master         Growth     Combined Pro                                                        Fund        Fund           Forma
Portfolio         Fund         Forma                                                           Value        Value          Value
  Shares         Shares        Shares                        Description                       (000)        (000)          (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Common stocks - (continued)
                                         Insurance - 3.6%
                   375,000       375,000         AFLAC, Inc.                                 $      -      $ 10,125       $ 10,125
      65,700                      65,700         Allstate Corporation                           2,454                        2,454
     210,874       282,337       493,211         American International Group, Inc.            16,448        22,022         38,470
      27,200                      27,200         Hartford Financial Services Group, Inc.        1,598                        1,598
      42,200                      42,200         John Hancock Financial Services, Inc.          1,686                        1,686
      42,600                      42,600         Lincoln National Corporation                   1,986                        1,986
     101,700                     101,700         MetLife, Inc.                                  3,020                        3,020
      45,100                      45,100         Torchmark Corporation                          1,759                        1,759
      23,000                      23,000         UnumProvident Corporation                        581                          581
                                                                                             --------------------------------------
                                                                                               29,532        32,147         61,679
                                                                                             --------------------------------------

                                         Integrated oil - 4.9%
                   130,700       130,700         BP Amoco plc, ADR                                            6,427          6,427
      92,200       151,200       243,400         Chevron Corporation                            7,814        12,814         20,628
      95,500                      95,500         Conoco Inc.                                    2,420                        2,420
     436,754       594,150     1,030,904         Exxon Mobil Corporation                       17,208        23,409         40,617
     138,900                     138,900         Royal Dutch Petroleum Company                  6,980                        6,980
      44,200                      44,200         Texaco Inc.                                    2,873                        2,873
      98,200                      98,200         USX-Marathon Group                             2,627                        2,627
                                                                                             --------------------------------------
                                                                                               39,922        42,650         82,572
                                                                                             --------------------------------------

                                         Investment services - 2.2%
      70,800                      70,800         Lehman Brothers Holdings Inc.                  4,025                        4,025
      38,300       248,275       286,575         Merrill Lynch & Company, Inc.                  1,555        10,080         11,635
      52,000       203,700       255,700         Morgan Stanley Dean Witter & Company           2,410         9,441         11,851
                   146,075       146,075         Northern Trust Corporation                                   7,666          7,666
      53,600                      53,600         State Street Corporation                       2,439                        2,439
                                                                                             --------------------------------------
                                                                                               10,429        27,187         37,616
                                                                                             --------------------------------------

                                         Lodging and recreation - 0.6%
      94,300                      94,300         Carnival Corporation                           2,076                        2,076
      45,500                      45,500         Harley-Davidson, Inc.                          1,843                        1,843
      81,600                      81,600         Mattel, Inc.+                                  1,278                        1,278
                   268,225       268,225         Starwood Hotels & Resorts Worldwide Inc.                     5,901          5,901
                                                                                             --------------------------------------
                                                                                                5,197         5,901         11,098
                                                                                             --------------------------------------

                                         Medical devices and supplies - 4.8%
      94,600       175,175       269,775         Abbott Laboratories                            4,905         9,083         13,988
      66,900       335,575       402,475         Baxter International Inc.                      3,683        18,474         22,157
      83,200                      83,200         Cardinal Health, Inc.                          6,153                        6,153
     273,800       213,400       487,200         Johnson & Johnson                             15,168        11,822         26,990
      72,100       151,910       224,010         Medtronic, Inc.                                3,136         6,608          9,744
      22,600                      22,600         St. Jude Medical, Inc.+                        1,547                        1,547
      26,900                      26,900         Waters Corporation+                              962                          962
      12,780        13,705        26,485         Zimmer Holdings Inc.+                            355           380            735
                                                                                             --------------------------------------
                                                                                               35,909        46,367         82,276
                                                                                             --------------------------------------

                                         Metals and mining - 0.3%
     103,200                     103,200         Alcoa Inc.                                     3,200                        3,200
      63,800                      63,800         Barrick Gold Corporation                       1,107                        1,107
                    38,570        38,570         Nucor Corporation                                            1,531          1,531
                                                                                             --------------------------------------
                                                                                                4,307         1,531          5,838
                                                                                             --------------------------------------

                                         Natural gas distribution - 0.9%
      65,342       236,972       302,314         El Paso Corporation                            2,715         9,846         12,561
     107,700                     107,700         Williams Companies, Inc.                       2,940                        2,940
                                                                                             --------------------------------------
                                                                                                5,655         9,846         15,501
                                                                                             --------------------------------------


        Nations Blue Chip Master Portfolio/Nations Strategic Growth Fund/Nations Strategic Growth Master Portfolio (acquiring)
                          Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                  September 30, 2001

                                                                                                                           Nations
                                                                                                                          Strategic
                                                                                                                           Growth
                                                                                                                            Master
                                                                                                               Nations    Portfolio
    Nations        Nations                                                                         Nations    Strategic  (acquiring)
   Blue Chip      Strategic                                                                       Blue Chip    Growth   Combined Pro
    Master         Growth     Combined Pro                                                           Fund       Fund        Forma
   Portfolio        Fund         Forma                                                               Value      Value       Value
    Shares         Shares        Shares             Description                                      (000)      (000)       (000)
------------------------------------------------------------------------------------------------------------------------------------
                                           Common stocks - (continued)
                                           Networking and telecommunications equipment - 1.8%
      62,100                      62,100         American Power Conversion Corporation+           $  725     $     -        $ 725
      28,800                      28,800         Andrew Corporation+                                 524                      524
     492,300       847,625     1,339,925         Cisco Systems, Inc.+                              5,996      10,324       16,320
      15,800                      15,800         Comverse Technology, Inc.+                          324                      324
      79,900                      79,900         Corning Inc.                                        705                      705
     100,800       114,350       215,150         QUALCOMM Inc.+                                    4,792       5,436       10,228
      50,200                      50,200         Scientific-Atlanta, Inc.                            881                      881
      29,900                      29,900         Tellabs, Inc.+                                      295                      295
                                                                                                 -----------------------------------
                                                                                                  14,242      15,760       30,002
                                                                                                 -----------------------------------

                                         Oilfield services - 1.1%
      71,500                      71,500         BJ Services Company+                              1,272                    1,272
      76,700                      76,700         Halliburton Company                               1,729                    1,729
                   500,000       500,000         Nabors Industries, Inc.+                                     10,485       10,485
      27,300        74,375       101,675         Schlumberger Ltd.                                 1,248       3,399        4,647
                                                                                                 -----------------------------------
                                                                                                   4,249      13,884       18,133
                                                                                                 -----------------------------------

                                         Paper and forest products - 0.3%
      32,000                      32,000         Temple-Inland Inc.                                1,520                    1,520
      59,100                      59,100         Weyerhaeuser Company                              2,878                    2,878
                                                                                                 -----------------------------------
                                                                                                   4,398                    4,398
                                                                                                 -----------------------------------

                                         Pharmaceuticals - 9.6%
      34,400                      34,400         Allergan, Inc.                                    2,281                    2,281
      26,500                      26,500         American Home Products Corporation                1,544                    1,544
      47,700       332,950       380,650         Amgen Inc.+                                       2,803      19,568       22,371
     185,000       137,050       322,050         Bristol-Myers Squibb Company                     10,279       7,614       17,893
      30,700                      30,700         Chiron Corporation+                               1,362                    1,362
      64,600       120,850       185,450         Eli Lilly and Company                             5,213       9,753       14,966
      40,100                      40,100         Forest Laboratories, Inc.+                        2,893                    2,893
                   149,600       149,600         Genentech, Inc.+                                              6,582        6,582
      55,200                      55,200         King Pharmaceuticals, Inc.+                       2,316                    2,316
     118,800       223,600       342,400         Merck & Company, Inc.                             7,912      14,892       22,804
     581,625       856,050     1,437,675         Pfizer Inc.                                      23,323      34,329       57,652
     106,000       173,625       279,625         Schering-Plough Corporation                       3,933       6,441       10,374
                                                                                                 -----------------------------------
                                                                                                  63,859      99,179      163,038
                                                                                                 -----------------------------------

                                         Publishing and advertising - 0.8%
      55,400       154,350       209,750         McGraw-Hill Companies, Inc.                       3,224       8,983       12,207
      31,900                      31,900         New York Times Company, Class A                   1,245                    1,245
                                                                                                 -----------------------------------
                                                                                                   4,469       8,983       13,452
                                                                                                 -----------------------------------

                                         Railroads, trucking and shipping - 0.2%
      69,000                      69,000         Canadian National Railway Company                 2,625                    2,625
       6,800                       6,800         FedEx Corporation+                                  250                      250
                                                                                                 -----------------------------------
                                                                                                   2,875                    2,875
                                                                                                 -----------------------------------

                                         Restaurants - 0.2%
      36,300                      36,300         Darden Restaurants, Inc.                            953                      953
      43,500                      43,500         McDonald's Corporation                            1,181                    1,181
      27,700                      27,700         Wendy's International, Inc.                         738                      738
                                                                                                 -----------------------------------
                                                                                                   2,872                    2,872
                                                                                                 -----------------------------------

                                         Semiconductors - 3.4%
      36,400                      36,400         Altera Corporation+                                 596                      596
      26,800                      26,800         Analog Devices, Inc.+                               876                      876
      45,500                      45,500         Applied Materials, Inc.+                          1,294                    1,294
     547,400       857,100     1,404,500         Intel Corporation                                11,190      17,519       28,709
      41,600                      41,600         KLA-Tencor Corporation+                           1,314                    1,314
      21,400       134,950       156,350         Linear Technology Corporation                       702       4,426        5,128
      29,600                      29,600         Maxim Integrated Products, Inc.+                  1,034                    1,034
      23,700                      23,700         Microchip Technology Inc.+                          635                      635



 Nations Blue Chip Master Portfolio/Nations Strategic Growth Fund/Nations Strategic Growth Master Portfolio (acquiring)
                                   Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                           September 30, 2001

                                                                                                                          Nations
                                                                                                                         Strategic
                                                                                                                           Growth
                                                                                                                           Master
                                                                                                  Nations    Nations      Portfolio
    Nations         Nations                                                                      Blue Chip  Strategic    (acquiring)
   Blue Chip       Strategic                                                                       Master     Growth    Combined Pro
     Master          Growth     Combined Pro                                                     Portfolio     Fund         Forma
   Portfolio          Fund         Forma                                                           Value      Value         Value
     Shares          Shares        Shares                      Description                         (000)      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
                                             Common stocks - (continued)
                                             Semiconductors - (continued)
        151,500                      151,500         Motorola, Inc.                              $ 2,363        $ -       $ 2,363
         24,100                       24,100         National Semiconductor Corporation+             531                      531
         41,000                       41,000         Novellus Systems, Inc.+                       1,171                    1,171
         42,100                       42,100         PerkinElmer, Inc.                             1,105                    1,105
         18,600                       18,600         Qlogic Corporation+                             353                      353
         80,100        213,175       293,275         Texas Instruments Inc.                        2,001      5,325         7,326
                       208,400       208,400         Xilinx, Inc.+                                            4,904         4,904
                                                                                                ------------------------------------
                                                                                                  25,165     32,174        57,339
                                                                                                ------------------------------------

                                             Software - 4.6%
         29,900                       29,900         Adobe Systems Inc.                              717                      717
         22,700                       22,700         Autodesk, Inc.                                  728                      728
         24,700                       24,700         Citrix Systems, Inc.+                           489                      489
         52,300                       52,300         Computer Associates International, Inc.       1,346                    1,346
         43,800                       43,800         Intuit Inc.+                                  1,568                    1,568
        404,800        774,175     1,178,975         Microsoft Corporation+                       20,714     39,615        60,329
        412,800        527,525       940,325         Oracle Corporation+                           5,193      6,636        11,829
         37,000                       37,000         Peoplesoft, Inc.+                               667                      667
                                                                                                ------------------------------------
                                                                                                  31,422     46,251        77,673
                                                                                                ------------------------------------

                                             Specialty stores - 2.3%
                       165,600       165,600         Abercrombie & Fitch Company+                             2,913         2,913
        108,700                      108,700         Bed Bath & Beyond Inc.+                       2,768                    2,768
         53,800                       53,800         Best Buy Company, Inc.+                       2,445                    2,445
                       475,025       475,025         Circuit City Stores - Circuit City Group                 5,700         5,700
        204,350        347,650       552,000         Home Depot, Inc.                              7,840     13,340        21,180
        126,100                      126,100         Lowe's Companies, Inc.                        3,991                    3,991
         64,900                       64,900         Office Depot, Inc.+                             883                      883
                                                                                                ------------------------------------
                                                                                                  17,927     21,953        39,880
                                                                                                ------------------------------------


                                             Telecommunications services - 5.6%
        278,000                      278,000         AT&T Corporation                              5,365                    5,365
        302,200                      302,200         AT&T Wireless Services Inc.+                  4,515                    4,515
        114,100        222,400       336,500         BellSouth Corporation                         4,741      9,241        13,982
        304,601        350,300       654,901         SBC Communications Inc.                      14,353     16,506        30,859
        107,200                      107,200         Sprint Corporation (FON Group)                2,574                    2,574
        249,916        188,850       438,766         Verizon Communications Inc.                  13,523     10,219        23,742
        202,450        723,550       926,000         WorldCom, Inc.-WorldCom Group+                3,045     10,882        13,927
                                                                                                ------------------------------------
                                                                                                  48,116     46,848        94,964
                                                                                                ------------------------------------

                                             Tobacco - 1.7%
        189,600        407,250       596,850         Philip Morris Companies Inc.                  9,156     19,666        28,822
                                                                                                ------------------------------------

                                             Total common stocks
                                                (Cost $649,470 and $971,315, respectively)       687,721    965,954     1,653,675
                                                                                                ------------------------------------

   Shares          Shares        Shares
    (000)           (000)         (000)
-----------------------------------------------
                                               Investment companies - 7.8%
                                                  (Cost $ 40,426 and $91,120, respectively)
           40,426         91,120       131,546         Nations Cash Reserves#                     40,426     91,120       131,546
                                                                                                ------------------------------------


                                               Total investments - 105.1%
                                                  (Cost $689,896 and $1,062,435, respectively)  $728,147 $1,057,074   $ 1,785,221
                                                                                                ------------------------------------

-----------------------------------
+ Non-income producing security.
++Amount represents less than 0.01%.
# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America
  Capital Management, LLC.

                                Nations Blue Chip Fund / Nations Strategic Growth Fund / Nations Strategic Growth Fund (acquiring)
                                                  Pro Forma Combining Statement of Net Assets (unaudited)
                                                                    September 30, 2001

                                                                                                Nations
                                                                                              Strategic
                                                                                             Growth Fund                     Total
                                           Nations          Nations                          (acquiring)          Non      Combined
                                          Blue Chip        Strategic      Adjustments to       Proforma       Registered    Entity
                                             Fund         Growth Fund       Pro Forma          Combined          Fund       (new)
                                          (in 000's)      (in 000's)        (in 000's)        (in 000's)      (in 000's)  (in 000's)
                                        ------------------------------------------------  --------------- -------------- -----------
Total Investments                                      $    1,057,074 $  (1,057,074)                      $         -    $        -

Nations Master Investment Trust,
Blue Chip Portfolio
      Investments in securities         $    664,427                -     1,057,074 (a)       $1,721,501       32,809     1,754,310
Other Assets and Liabilities:
Receivable for investment securities
   sold                                            -            2,830                              2,830            -         2,830
Receivable for Fund shares sold                2,246            4,203                              6,449            -         6,449
Dividends receivable                               -            1,009                              1,009            -         1,009
Interest receivable                                -              182                                182            -           182
Collateral for securities loaned                   -          (26,288)                           (26,288)           -       (26,288)
Payable for Fund shares redeemed                (809)            (876)                            (1,685)           -        (1,685)
Investment advisory fee payable                    -             (561)                              (561)           -          (561)
Administration fee payable                      (101)            (199)                              (300)          (6)         (306)
Shareholder servicing and distribution
   fees payable                                 (247)             (18)                              (265)         (30)         (295)
Due to custodian                                   -              (23)                               (23)           -           (23)
Payable for investment securities
   purchased                                       -           (3,544)                            (3,544)           -        (3,544)
Accrued Trustees' fees and expenses              (33)             (33)                               (66)           -           (66)
Accrued expenses and other liabilities          (137)            (192)                              (329)         (21)         (350)
                                        ------------------------------------------------  --------------- -------------- -----------
Total Other Assets and Liabilities               919          (23,510)            -              (22,591)         (57)      (22,648)
                                        ------------------------------------------------  --------------- -------------- -----------
Net Assets                              $    665,346   $    1,033,564   $         -       $    1,698,910  $    32,752    $1,731,662
                                        ================================================  =============== ============== ===========

Net Assets by Class:
Primary A/Class A                       $ 68,257,175   $  999,291,708   $         -       $1,067,548,883  $23,155,979
Investor A/Class B                       514,202,073       26,228,525             -          540,430,598    9,596,392
Investor B                                66,832,251        5,835,278             -           72,667,529            -
Investor C                                16,054,090        2,208,210             -           18,262,300            -
                                        ------------------------------------------------  --------------- --------------
                                        $665,345,589   $1,033,563,721   $         -       $1,698,909,310  $32,752,371
                                        ------------------------------------------------  --------------- --------------

Shares Outstanding by Class:
Primary A/Class A                          2,867,751       90,194,718     3,292,644  (b)      96,355,113    2,235,493
Investor A/Class B                        21,742,045        2,374,852    24,834,230  (b)      48,951,127      981,597
Investor B                                 2,893,868          536,907     3,254,453  (b)       6,685,228            -
Investor C                                   697,277          203,016       778,283  (b)       1,678,576            -
                                        ------------------------------------------------  --------------- --------------
                                          28,200,941       93,309,493    32,159,610          153,670,044    3,217,090
                                        ------------------------------------------------  --------------- --------------

Net Asset Value per Share by Class:
Primary A/Class A                       $      23.80   $   11.08        $         -       $        11.08  $     10.36
Investor A/Class B                      $      23.65   $   11.04        $         -       $        11.04  $      9.78
Investor B                              $      23.09   $   10.87        $         -       $        10.87  $         -
Investor C                              $      23.02   $   10.88        $         -       $        10.88  $         -

(a) Investment securities from Blue Chip Master Portfolio invested in the Strategic Growth Fund.
(b) Reflects the issuance of Nations Strategic Growth Fund shares to holders of shares of Nations Blue Chip Fund.

                                           See Notes to Pro Forma Financial Statements

                   Nations Blue Chip Fund / Nations Strategic Growth Fund / Nations Strategic Growth Fund (acquiring)
                                    Pro Forma Combining Statement of Operations (unaudited)
                                        Twelve Month Period Ending September 30, 2001

                                                                                                  Nations
                                                                                                 Strategic
                                                                                                Growth Fund                 Total
                                                        Nations      Nations                    (acquiring)      Non      Combined
                                                       Blue Chip    Strategic  Adjustments to    Proforma    Registered    Entity
                                                          Fund     Growth Fund    Pro Forma       Combined       Fund       (new)
                                                       (in 000's)  (in 000's)     (in 000's)     (in 000's)   (in 000's)  (in 000's)
                                                       --------------------------------------   ------------------------- ----------
Investment Income:
Interest                                                        -       $2,327     $ (2,327)(a)         $ -         $ -        $ -
Interest allocated from Portfolio                          $1,135            -        2,327 (a)       3,462          56      3,518
Dividends                                                       -       10,700      (10,700)(a)           -           -          -
Dividends allocated from Portfolio                          9,275            -       10,700 (a)      19,975         307     20,282
Securities lending                                              -           26          (26)(a)           -           -          -
Securities lending allocated from Portfolio                    14            -           26 (a)          40           -         40
Expenses allocated from Portfolio                          (5,832)           -       (8,830)(a)     (14,662)       (294)   (14,956)
                                                        ------------------------------------    ------------ -----------  ---------
Total Investment Income                                     4,592       13,053       (8,830)          8,815          69      8,884
                                                        ------------------------------------    ------------ -----------  ---------

Expenses:
Investment advisory fee                                         -        8,137       (8,137)(a)           -           -          -
Administration fee                                          1,470        2,879         (620)(a)       3,729          70      3,799
Transfer agent fee                                            318          412            -             730          42        772
Custodian fees                                                  -           75          (75)(a)           -           -          -
Legal and audit fees                                           63           88          (63)(b)          88           4         92
Registration and filing fees                                   39          178          (39)(b)         178           -        178
Trustees' fees and expenses                                    24           25          (24)(b)          25           -         25
Amortization of organization costs                              -            -            -               -          10         10
Printing expense                                              132           84          (50)(b)         166           -        166
Other                                                          11           (3)         367 (b),(c)     375          7         382
                                                        ------------------------------------    ------------ -----------  ---------
   Subtotal                                                 2,057       11,875       (8,641)          5,291         133      5,424
                                                        ------------------------------------    ------------ -----------  ---------

Shareholder servicing and distribution fees:
Investor A Shares/Class A                                   1,658           48            -           1,706         213      1,919
Investor B Shares/Class B                                     830           73            -             903         181      1,084
Investor C Shares                                             186           25            -             211           -        211
                                                        ------------------------------------    ------------ -----------  ---------
   Total expenses                                           4,731       12,021       (8,641)          8,111         527      8,638
                                                        ------------------------------------    ------------ -----------  ---------

Fees reduced by credits allowed by the custodian                -           (7)           -              (7)          -         (7)
                                                        ------------------------------------    ------------ -----------  ---------
   Net Expenses                                             4,731       12,014       (8,641)          8,104         527      8,631
                                                        ------------------------------------    ------------ -----------  ---------

Net Investment Income                                        (139)       1,039         (189)            711        (458)       253
                                                        ------------------------------------    ------------ -----------  ---------

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
   Security transactions                                        -     (151,360)     151,360 (a)           -           -          -
   Security transactions allocated from Portfolio         (71,656)           -     (151,360)(a)    (223,016)     (1,110)  (224,126)
                                                        ------------------------------------    ------------ -----------  ---------
Net realized gain/(loss) on investments                   (71,656)    (151,360)           -        (223,016)     (1,110)  (224,126)
                                                        ------------------------------------    ------------ -----------  ---------
   Change in unrealized appreciation/
      (depreciation) of:
   Securities                                                   -     (296,016)     296,016 (a)           -           -          -
   Securities allocated from Portfolio                   (222,056)           -     (296,016)(a)    (518,072)    (13,592)  (531,664)
                                                        ------------------------------------    ------------ -----------  ---------
   Net change in unrealized appreciation/
      (depreciation) of investments                      (222,056)    (296,016)           -        (518,072)    (13,592)  (531,664)
                                                        ------------------------------------    ------------ -----------  ---------
Net realized and unrealized gain/(loss)
on investments                                           (293,712)    (447,376)                    (741,088)    (14,702)  (755,790)
                                                        ------------------------------------    ------------ -----------  ---------
Net Increase/(Decrease) in Net Assets Resulting
From Operations                                         ($293,851)   ($446,337)       ($189)      ($740,377)   ($15,160) ($755,537)
                                                        ====================================    ============ ===========  =========

Legend:
(a) Reflects conversion to a feeder fund.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Adjustment reflects estimated costs of the Reorganization, which will be borne by each Fund and their respective shareholders prior to the actual
    Reorganization date.


                   See Notes to Pro Forma Financial Statements

                             Nations Blue Chip Fund
                          Nations Strategic Growth Fund
                   Nations Strategic Growth Fund (acquiring)
          Notes to Pro Forma Combining Financial Statements (unaudited)

1.  Basis of Combination

The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2001 assumes the exchange occurred as of October 1, 2000. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 2001 and for the twelve month period then ended.

The pro forma statements give effect to proposed agreements and plans of reorganization whereby: (i) the assets and liabilities of Nations Blue Chip Fund, a feeder to Nations Blue Chip Master Portfolio, will be transferred to Nations Strategic Growth Fund (acquiring) (the "Acquiring Fund"). Because the assets of Nations Blue Chip Fund are held at the master portfolio level, this transfer will be accomplished through a Reorganization of Nations Blue Chip Master Portfolio and Nations Strategic Growth Master Portfolio; and (ii) the assets and liabilities of Nations Strategic Growth Fund will be transferred to the Acquiring Fund. Immediately afterward, the assets of the Acquiring Fund will be contributed to Nations Strategic Growth Master Portfolio in exchange for interests in that Master Portfolio. Each transfer will be in exchange for shares of equal value of the designated classes of the Acquiring Fund. The Reorganization is expected to be done on a tax-free basis whereby the Acquiring Fund would assume the market value and cost basis of the portfolio positions in Nations Blue Chip Master Portfolio and Nations Strategic Growth Fund and the results of operations of Nations Blue Chip Fund and Nations Strategic Growth Fund for pre-combination periods will not be restated. It is not expected that the investment adviser or sub-adviser will sell any securities of either Nations Blue Chip Master Portfolio or Nations Strategic Growth Fund, in anticipation or as a result of the Reorganization, other than in the normal course of business.

These financial statements present the Reorganization of Nations Blue Chip Fund, a feeder Fund in the Nations Blue Chip Master Portfolio, and Nations Strategic Growth Fund into a newly created shell fund of Funds Trust. It is possible that one or both of Nations Blue Chip Fund and Nations Strategic Growth Fund will not approve the Reorganization. If this situation were to arise, the pro forma presentation of the one acquired fund into the newly created shell fund would not differ from the historical financial statements, because it is a shell transaction only. Such presentation is accordingly omitted.

In addition, at the time of the Reorganization, all securities held by Nations Strategic Growth Fund will be contributed to the new Nations Strategic Growth Master Portfolio for interests in that portfolio, which will have two feeders, Nations Strategic Growth Fund and Nations Strategic Growth Fund (Offshore), a non-registered fund under the Investment Company Act of 1940. The Nations Blue Chip Fund (Offshore), a non-registered fund will undergo a name change to Nations Strategic Growth Fund (Offshore). As of September 30, 2001, the Nations Blue Chip Fund (Offshore) held 4.87% of the Nations Blue Chip Master Portfolio's assets. Accordingly, the Nations Blue Chip Fund will have sole and controlling voting rights when approving the Reorganization of the Blue Chip Master Portfolio.

                             Nations Blue Chip Fund
                          Nations Strategic Growth Fund
                   Nations Strategic Growth Fund (acquiring)
    Notes to Pro Forma Combining Financial Statements (unaudited) (continued)

The Funds and their respective shareholders will bear the customary costs associated with the Reorganization, including proxy solicitation.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.  Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the Acquiring Fund, with certain expenses adjusted to reflect the expected expenses of the Acquiring Fund.

                               NATIONS FUNDS TRUST

                            One Bank of America Plaza
                                   33rd Floor
                               Charlotte, NC 28255
                                 1-800-626-2275

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15.   Indemnification.
           ---------------

     Article VII of the Declaration of Trust filed as Exhibit 1 to the Registration Statement (defined below) is incorporated by reference. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the Registrant's:

       1. Co-Administration Agreement with Stephens Inc. and Banc of America Advisors, LLC ("BA Advisors");

       2.     Sub-Administration Agreement with The Bank of New York ("BNY");

       3      Distribution Agreement with Stephens Inc. ("Stephens");

       4.     Custody Agreement with BNY;

       5.     Custody Agreement with Bank of America, N.A. ("Bank of America")

       5.     Transfer Agency and Services Agreement with PFPC Inc. ("PFFC");
              and

       6.     Sub-Transfer Agency and Services Agreement with PFFC and Bank of
              America

     The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") Nations Fund, Inc. (the "Company"), Nations Reserves ("Reserves") and Nations Master Investment Trust ("Master Trust") dated February 14, 2000. The Trust, the Company, Reserves and/or Master Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Trust, the Company, Reserves and/or Master Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim;

provided, however, that the Trust, the Company, Reserves and/or Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust, the Company, Reserves and/or Master Trust by the Registrant expressly for use in the Offering Documents.

     Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

     The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 16.          Exhibits.
                  --------

     All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-9645). All references to "Nations Fund Trust's Registration Statement" in the following list of Exhibits refer to Nations Fund Trust's Registration Statement on Form N-1A (File Nos. 002-97817; 811-04305). All references to "Nations Fund, Inc.'s Registration Statement" in the following list of Exhibits refer to Nations Fund, Inc.'s Registration Statement on Form N-1A (File Nos. 033-04038; 811-04614). All references to "Nations Reserves's Registration Statement" in the following list of Exhibits refer to Nations Reserves's Registration Statement on Form N-1A (File Nos. 033-33144; 811-06030).

Exhibit Number     Description

(1) Amended and Restated Declaration of Trust last amended February 22, 2001, incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement, filed on April 9, 2001.

(2)                Not Applicable

(3)                Not Applicable.

(4) Forms of Agreement and Plan of Reorganization, filed herewith.

(5)                Not Applicable.

(6)(a) Investment Advisory Agreement with BA Advisors, (formerly, Banc of America Advisors, Inc.) to be filed by Post-Effective Amendment to the Registration Statement.

(6)(b) Investment Sub-Advisory Agreement with Banc of America Capital Management, LLC (formerly Banc of America Capital Management, Inc.), to be filed by Post-Effective Amendment to the Registration Statement.

(6)(c) Investment Sub-Advisory Agreement with Chicago Equity Partners, LLC, incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement, filed
                   July 31, 2001.

(7) Distribution Agreement with Stephens to be filed by Post-Effective Amendment to the Registration Statement.

(8)                Not Applicable.

(9)(a) Custody Agreement with BNY to be filed by Post Effective Amendment to the Registration Statement.

(9)(b) Custody Agreement with Bank of America, incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement, filed July 31,2001.

(10)(a) Shareholder Servicing and Distribution Plan for Investor A Shares to be filed by Post-Effective Amendment to the Registration Statement.

(10)(b) Distribution Plan for Investor B Shares to be filed by Post-Effective Amendment to the Registration Statement.

(10)(c) Distribution Plan for Investor C Shares to be filed by Post-Effective Amendment to the Registration Statement.

(10)(d) Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, to be filed by Post-Effective Amendment to the Registration Statement.

(10)(e) Shareholder Administration Plan for Primary B Shares, incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement, filed July 31, 2001.

(11) Opinion and Consent of Counsel -- Morrison & Foerster LLP, filed herewith.

(12)          See Item 17(3) of this Part C.

(13)(a) Co-Administration Agreement among Nations Funds Trust, Stephens, and BA Advisors, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(b) Sub-Administration Agreement among Nations Funds Trust, BNY and BA Advisors, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(c) Shareholder Servicing Plan for Investor B Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(d) Shareholder Servicing Plan for Investor C Shares, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(e) Transfer Agency and Services Agreement between PFPC (formerly First Data Investor Services Group, Inc.) and the Nations Funds family dated June 1, 1995, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(f) Adoption Agreement and Amendment to Transfer Agency and Services Agreement dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(13)(g) Amendment to Transfer Agency and Services Agreement dated January 1, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(13)(h) Sub-Transfer Agency Agreement between PFPC and Bank of America, dated September 11, 1995, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(i) Amendment No. 1 to the Sub-Transfer Agency and Services Agreement dated January 3, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December 27, 2000.

(13)(j) Amendment No. 2 to the Sub-Transfer Agency and Services Agreement dated December 1, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December 27, 2000.

(13)(k) Amended and Restated Foreign Custody Manager Agreement between BNY and the Nations Funds family dated July 2, 2001, to be filed by Post-Effective Amendment to the Registration Statement.

(13)(l) Cross Indemnification Agreement among Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Master Investment Trust and the Registrant dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(14) Consent of Independent Accountants -- PricewaterhouseCoopers LLP, filed herewith.

(15)              Not Applicable.

(16)              Powers of Attorney, filed herewith.

(17)(a)           Forms of Proxy Ballot, filed herewith.

(17)(b) Prospectus for the Primary A, Investor A, Investor B and Investor C Shares of Nations Capital Growth Fund, Nations Aggressive Growth Fund and Nations Strategic Growth Fund, dated August 1, 2001,is incorporated by reference to Post-Effective Amendment No. 69 to Nations Fund Trust's Registration Statement, as filed on July 31, 2001.

(17)(c) Statement of Additional Information for the Primary A, Investor A, Investor B and Investor C Shares of Nations Capital Growth Fund, Nations Aggressive Growth Fund and Nations Strategic Growth Fund, dated August 1, 2001, incorporated by Amendment No. 69 to Nations Fund Trust's Registration Statement on Form N-1A, filed July 31, 2001.

(17)(d) Prospectus for the Primary A, Investor A, Investor B and Investor C Shares of Nations Blue Chip Fund and Nations Convertible Securities Fund, dated August 1, 2001, is incorporated by reference to Post-Effective Amendment No. 35 to Nations Reserves's Registration Statement, as filed on to July 31, 2001.

(17)(e) Statement of Additional Information for the Primary A, Investor A, Investor B and Investor C Shares of Nations Blue Chip Fund and Nations Convertible Securities Fund, dated August 1, 2001, incorporated by reference to Post-Effective Amendment No. 36 to Nations Reserves's Registration Statement on Form N-1A, filed July 31, 2001.

(17)(f) Prospectus for the Primary A, Investor A, Investor B and Investor C Shares of Nations Equity Income Fund, dated
                  August 1, 2001, is incorporated by reference to Post-Effective Amendment No. 49 to Nations Fund, Inc.'s Registration Statement, as filed on July 31, 2001.

(17)(g) Statement of Additional Information for the Primary A, Investor A, Investor B and Investor C Shares of Nations Equity Income to Post-Effective Amendment No.49 to Nations Fund, Inc.'s Registration Statement on Form N-1A, filed July 31, 2001.

Item 17.          Undertakings.
                  ------------

                  (1) Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                  (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES
                                   ----------

            Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 30th day of November, 2001.

                          NATIONS FUNDS TRUST

                         By:                 *
                             -------------------------------------
                                   A. Max Walker
                                   President and Chairman
                                   of the Board of Trustees

                         By: /s/ Richard H. Blank, Jr.
                             -------------------------------------
                                 Richard H. Blank, Jr.
                                 *Attorney-in-Fact

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

               SIGNATURES                                               TITLE                                          DATE
               ----------                                               -----                                          ----

                *                                              President and Chairman                             November 30, 2001
----------------------------------------                       of the Board of Trustees
(A. Max Walker)                                             (Principal Executive Officer)

/s/ Richard H. Blank, Jr.                                      Treasurer and Secretary                            November 30, 2001
----------------------------------------                       (Principal Financial and
(Richard H. Blank, Jr.)                                          Accounting Officer)

                *                                                      Trustee                                    November 30, 2001
----------------------------------------
(Edmund L. Benson, III)

                *                                                      Trustee                                    November 30, 2001
----------------------------------------
(William P. Carmichael)

                *                                                      Trustee                                    November 30, 2001
----------------------------------------
(James Ermer)

                *                                                      Trustee                                    November 30, 2001
----------------------------------------
(William H. Grigg)

                *                                                      Trustee                                    November 30, 2001
----------------------------------------
(Thomas F. Keller)

                *                                                      Trustee                                    November 30, 2001
----------------------------------------
(Carl E. Mundy, Jr.)

                *                                                      Trustee                                    November 30, 2001
----------------------------------------
(Cornelius J. Pings)

                *                                                      Trustee                                    November 30, 2001
----------------------------------------
(Charles B. Walker)

                *                                                      Trustee                                    November 30, 2001
----------------------------------------
(Thomas S. Word)

                *                                                      Trustee                                    November 30, 2001
----------------------------------------
(James B. Sommers)

/s/ Richard H. Blank, Jr.
-------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                                  EXHIBIT INDEX

                               Nations Funds Trust

                                  File No. 333-

Exhibit Number                Description
-------------                 ------------
EX.-99.4(a)                   Form of Agreement and Plan of Reorganization for
                              Nations Fund Trust

EX.-99.4(b)                   Form of Agreement and Plan of Reorganization for
                              Nations Fund, Inc.

EX.-99.4(c)                   Form of Agreement and Plan of Reorganization for
                              Nations Reserves

EX.-99.11                     Opinion and Consent of Counsel -- Morrison &
                              Foerster LLP

EX.-99.14                     Consent of Independent Accountants --
                              PricewaterhouseCoopers LLP

EX.-99.16                     Powers of Attorney

EX.-99.17(a)                  Nations Capital Growth Fund Proxy Card

EX.-99.17(b)                  Nations Aggressive Growth Fund Proxy Card

EX.-99.17(c)                  Nations Strategic Growth Fund Proxy Card

EX.-99.17(d)                  Nations Blue Chip Fund Proxy Card

EX.-99.17(e)                  Nations Convertible Securities Fund Proxy Card

EX.-99.17(f)                  Nations Equity Income Fund Proxy Card